UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 93.82% Health care 18.22%	Shares	Value (000)
Novo Nordisk A/S, Class B	4,401,000	$210,583
Vertex Pharmaceuticals Inc.[1]	1,693,000	190,141
Merck & Co., Inc.	1,544,000	91,528
Regeneron Pharmaceuticals, Inc.[1]	237,200	85,515
UnitedHealth Group Inc.	960,000	82,800
Novartis AG	580,000	54,768
Express Scripts Holding Co.[1]	770,000	54,385
Bayer AG	349,300	48,927
Bristol-Myers Squibb Co.	929,600	47,577
Hologic, Inc.[1]	1,613,000	39,244
Roche Holding AG	110,000	32,619
Grifols, SA, Class B (ADR)	708,000	24,872
UCB SA	210,374	19,100
Gilead Sciences, Inc.[1]	150,000	15,968
DaVita HealthCare Partners Inc.[1]	144,000	10,532
Edwards Lifesciences Corp.[1]	94,000	9,602
Merck KGaA	27,848	2,569
		1,020,730
Information technology 18.05%
ASML Holding NV (New York registered)	647,176	63,954
ASML Holding NV	624,897	62,211
Google Inc., Class A1	107,700	63,372
Google Inc., Class C1	107,700	62,181
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	92,230
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	9,687
Alcatel-Lucent[1]	22,539,144	69,946
Nintendo Co., Ltd.	535,000	58,195
Microsoft Corp.	1,202,000	55,725
TDK Corp.	950,000	53,011
Visa Inc., Class A	206,000	43,954
ASM Pacific Technology Ltd.	3,900,000	38,599
Wirecard AG	825,662	30,509
LinkedIn Corp., Class A1	130,000	27,013
Avago Technologies Ltd.	310,000	26,970
Tencent Holdings Ltd.	1,800,000	26,775
ARM Holdings PLC	1,750,000	25,703
Murata Manufacturing Co., Ltd.	216,000	24,559
Naver Corp.	28,500	21,795
salesforce.com, inc.[1]	375,000	21,574
ASM International NV	562,000	20,426
MercadoLibre, Inc.	180,000	19,557
TE Connectivity Ltd.	347,500	19,213
AAC Technologies Holdings Inc.	2,960,000	17,192
Infosys Ltd.	270,000	16,384
VeriSign, Inc.[1]	240,000	13,229
Infineon Technologies AG	880,000	9,106
American Funds Insurance Series — Global Growth Fund — Page 1 of 168

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	155,000	$7,392
Rackspace Hosting, Inc.[1]	196,900	6,409
OMRON Corp.	100,000	4,541
		1,011,412
Consumer discretionary 18.05%
Amazon.com, Inc.[1]	508,900	164,090
Priceline Group Inc.[1]	104,000	120,492
Home Depot, Inc.	1,161,000	106,510
Walt Disney Co.	683,705	60,870
Toyota Motor Corp.	950,000	55,982
Swatch Group Ltd, non-registered shares	82,550	39,264
Swatch Group Ltd	137,000	11,997
Liberty Global PLC, Class C1	816,465	33,487
Liberty Global PLC, Class A1	327,449	13,930
HUGO BOSS AG	335,500	41,935
Industria de Diseño Textil, SA	1,460,000	40,339
Honda Motor Co., Ltd.	1,003,800	34,780
ASOS PLC[1]	747,299	27,258
Navitas Ltd.	5,950,000	26,048
Publicis Groupe SA	371,135	25,487
Dixons Carphone PLC	3,800,000	22,566
Burberry Group PLC	860,000	21,066
NIKE, Inc., Class B	226,000	20,159
TOD’S SpA	194,000	19,223
Time Warner Inc.	246,000	18,502
MGM Resorts International[1]	735,000	16,743
CBS Corp., Class B	275,500	14,739
Christian Dior SA	69,000	11,565
Dufry AG1	74,115	11,303
Hyatt Hotels Corp., Class A1	175,120	10,598
Naspers Ltd., Class N	87,300	9,633
Nokian Renkaat Oyj	306,180	9,235
Carnival Corp., units	220,000	8,837
Arcos Dorados Holdings Inc., Class A	1,350,000	8,073
Suzuki Motor Corp.	195,000	6,464
		1,011,175
Financials 14.25%
Moody’s Corp.	1,651,000	156,020
JPMorgan Chase & Co.	1,145,000	68,975
ORIX Corp.	4,990,000	68,839
AIA Group Ltd.	11,202,500	57,925
Bankia, SA1	29,520,000	55,108
HSBC Holdings PLC (GBP denominated)	4,320,228	43,850
BNP Paribas SA	500,000	33,168
ICICI Bank Ltd.	1,325,000	30,755
AEON Financial Service Co., Ltd.	1,365,000	29,210
Prudential PLC	1,272,434	28,384
AXA SA	1,080,630	26,629
Deutsche Bank AG	725,777	25,461
East West Bancorp, Inc.	630,000	21,420
Sumitomo Mitsui Trust Holdings, Inc.	4,881,000	20,316
CME Group Inc., Class A	239,700	19,165
Sumitomo Mitsui Financial Group, Inc.	462,000	18,834
American Funds Insurance Series — Global Growth Fund — Page 2 of 168

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Bankinter, SA	2,030,000	$17,220
ACE Ltd.	160,000	16,779
Housing Development Finance Corp. Ltd.	850,000	14,523
Shinsei Bank, Ltd.	6,401,000	13,715
Berkshire Hathaway Inc., Class A1	60	12,414
BDO Unibank, Inc.	3,981,333	8,699
Tokio Marine Holdings, Inc.	247,000	7,663
Allianz SE	21,750	3,526
		798,598
Industrials 8.90%
AA PLC[1]	9,400,000	49,145
Geberit AG1	150,000	48,518
Airbus Group NV	645,000	40,587
KONE Oyj, Class B	880,000	35,367
Rolls-Royce Holdings PLC[1]	2,150,000	33,617
Intertek Group PLC	713,000	30,296
Adecco SA	417,000	28,326
United Continental Holdings, Inc.[1]	605,000	28,308
United Technologies Corp.	259,000	27,350
Deere & Co.	300,000	24,597
Ryanair Holdings PLC (ADR)[1]	382,500	21,584
International Consolidated Airlines Group, SA (CDI)[1]	3,070,000	18,270
Fastenal Co.	405,000	18,184
ASSA ABLOY AB, Class B	310,000	16,007
Caterpillar Inc.	160,000	15,845
Boeing Co.	115,000	14,649
Union Pacific Corp.	120,000	13,010
IDEX Corp.	165,700	11,992
Masco Corp.	480,000	11,482
Komatsu Ltd.	425,700	9,845
Waste Management, Inc.	35,800	1,702
		498,681
Consumer staples 5.92%
Associated British Foods PLC	1,590,000	69,055
Nestlé SA	820,000	60,338
Colgate-Palmolive Co.	632,000	41,219
PepsiCo, Inc.	337,000	31,371
ITC Ltd.	4,629,975	27,753
Pernod Ricard SA	218,739	24,766
Shiseido Co., Ltd.	1,260,000	20,788
British American Tobacco PLC	288,000	16,257
Alimentation Couche-Tard Inc., Class B	453,000	14,485
Procter & Gamble Co.	125,000	10,468
Coca-Cola HBC AG (CDI)	389,507	8,417
SABMiller PLC	100,000	5,557
Avon Products, Inc.	104,000	1,310
		331,784
American Funds Insurance Series — Global Growth Fund — Page 3 of 168

unaudited
Common stocks Energy 3.43%	Shares	Value (000)
Oil Search Ltd.	4,986,105	$38,941
Enbridge Inc.	656,932	31,446
Royal Dutch Shell PLC, Class B	480,000	18,964
Royal Dutch Shell PLC, Class B (ADR)	150,000	11,868
Canadian Natural Resources, Ltd.	700,000	27,195
EOG Resources, Inc.	220,000	21,784
China Petroleum & Chemical Corp., Class H	17,950,000	15,720
Pacific Rubiales Energy Corp.	800,000	13,415
Schlumberger Ltd.	65,000	6,610
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	274,700	4,090
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	133,000	1,887
		191,920
Materials 3.08%
First Quantum Minerals Ltd.	2,669,400	51,531
Linde AG	133,772	25,707
Glencore PLC	4,000,000	22,255
Rio Tinto PLC	410,000	20,150
Dow Chemical Co.	355,000	18,616
Northam Platinum Ltd.[1]	5,196,035	16,957
FMC Corp.	252,000	14,412
Monsanto Co.	24,800	2,790
		172,418
Telecommunication services 1.47%
SoftBank Corp.	784,000	54,964
TalkTalk Telecom Group PLC	5,625,000	27,266
		82,230
Utilities 0.56%
ENN Energy Holdings Ltd.	3,720,000	24,337
EDP - Energias de Portugal, SA	564,000	2,461
National Grid PLC	159,000	2,289
Snam SPA	400,000	2,213
		31,300
Miscellaneous 1.89%
Other common stocks in initial period of acquisition		105,743
Total common stocks (cost: $3,900,528,000)		5,255,991
Preferred securities 0.16% Miscellaneous 0.16%
Other preferred securities in initial period of acquisition		9,112
Total preferred securities (cost: $10,725,000)		9,112
American Funds Insurance Series — Global Growth Fund — Page 4 of 168

unaudited
Bonds, notes & other debt instruments 0.64% U.S. Treasury bonds & notes 0.64% U.S. Treasury 0.64%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$8,175	$8,185
U.S. Treasury 0.25% 2015	2,600	2,603
U.S. Treasury 4.00% 2015	24,925	25,293
Total bonds, notes & other debt instruments (cost: $36,048,000)		36,081
Short-term securities 5.20%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.13%—0.17% due 10/7/2014—10/21/2014[2]	39,900	39,898
Federal Home Loan Bank 0.04%—0.09% due 10/31/2014—12/17/2014	61,800	61,799
Freddie Mac 0.08% due 10/16/2014—12/4/2014	28,700	28,699
GlaxoSmithKline Finance PLC 0.09% due 10/21/2014[2]	38,200	38,197
Nordea North America, Inc. 0.18% due 1/8/2015[2]	38,400	38,381
Old Line Funding, LLC 0.17% due 10/20/2014[2]	23,000	22,999
Sumitomo Mitsui Banking Corp. 0.14%—0.22% due 10/16/2014—1/16/2015[2]	61,400	61,367
Total short-term securities (cost: $291,334,000)		291,340
Total investment securities 99.82% (cost: $4,238,635,000)		5,592,524
Other assets less liabilities 0.18%		10,089
Net assets 100.00%		$5,602,613
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $152,357,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Japanese yen	10/6/2014	Bank of America, N.A.	$4,758	¥500,000	$199
Japanese yen	10/21/2014	Bank of America, N.A.	$15,869	¥1,700,000	366
Japanese yen	11/14/2014	Bank of New York Mellon	$28,382	¥2,900,000	1,932
Japanese yen	11/14/2014	Citibank	$2,446	¥250,000	166
Japanese yen	12/4/2014	Bank of America, N.A.	$93,304	¥9,800,000	3,903
					$6,566
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,842,000, which represented 3.23% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP= British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 168

Global Small Capitalization FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 92.20% Consumer discretionary 20.07%	Shares	Value (000)
Netflix, Inc.[1]	304,000	$137,159
Lions Gate Entertainment Corp.	2,844,500	93,783
Domino’s Pizza, Inc.	541,000	41,635
Penske Automotive Group, Inc.	937,000	38,033
Paddy Power PLC	523,300	37,787
Melco Crown Entertainment Ltd. (ADR)	1,432,000	37,647
Cedar Fair, LP	607,000	28,693
zooplus AG, non-registered shares[1,2]	357,716	24,881
Entertainment One Ltd.	4,185,300	21,441
Hankook Tire Co., Ltd.	418,940	20,446
John Wiley & Sons, Inc., Class A	347,500	19,498
Melco International Development Ltd.	8,216,000	19,003
Brinker International, Inc.	325,000	16,507
Ted Baker PLC	517,162	15,619
Group 1 Automotive, Inc.	204,050	14,836
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	13,777
Tesla Motors, Inc.[1]	55,000	13,347
Chow Sang Sang Holdings International Ltd.	5,598,300	13,338
Stella International Holdings Ltd.	4,873,000	12,646
Rightmove PLC	331,000	11,548
Eros International PLC, Class A1	759,296	11,093
NagaCorp Ltd.	14,382,000	10,298
Inchcape PLC	959,300	10,015
Hathway Cable and Datacom Ltd.[1,3,4]	2,350,000	9,867
L’Occitane International SA	4,295,000	9,846
China Lodging Group, Ltd. (ADR)[1]	379,000	9,767
Toll Brothers, Inc.[1]	225,000	7,011
Five Below, Inc.[1]	170,000	6,734
PT Multipolar Tbk	77,730,000	6,634
Oxford Industries, Inc.	103,000	6,282
Playmates Toys Ltd.	27,164,000	6,227
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	6,023
SeaWorld Entertainment, Inc.	312,200	6,004
Intercontinental Hotels Group PLC	149,530	5,767
Mothercare PLC	1,290,000	5,599
Zhongsheng Group Holdings Ltd.	5,067,500	5,430
OSIM International Ltd	2,380,000	4,907
Cheil Worldwide Inc.[1]	206,750	4,379
START TODAY Co., Ltd.	200,000	4,353
Parkson Retail Asia Ltd.	6,212,000	4,139
TravelCenters of America LLC[1]	400,000	3,952
Brunello Cucinelli SpA	178,865	3,732
Mood Media Corp.[1]	4,819,000	2,797
Mood Media Corp. (CDI)[1]	1,335,000	775
Sitoy Group Holdings Ltd.	4,400,000	3,553
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,388
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 168

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
I.T Limited	9,630,000	$3,237
GVC Holdings PLC	374,748	3,044
POLYTEC Holding AG, non-registered shares	364,350	2,936
Poundland Group PLC[1]	551,064	2,821
Dick Smith Holdings Ltd.	1,363,670	2,627
Mando Corp.[4]	19,600	2,545
PT Astra Otoparts Tbk	6,431,000	2,269
Talwalkars Better Value Fitness Ltd.	650,000	2,144
Ripley Corp SA	3,750,000	2,017
Phorm Corp. Ltd.[1]	10,260,000	1,934
Cie. Plastic Omnium SA	79,000	1,890
Delticom AG	83,000	1,818
Golden Eagle Retail Group Ltd.	1,554,000	1,807
Qunar Cayman Islands Ltd., Class B (ADR)[1]	59,500	1,645
William Hill PLC	205,200	1,230
zulily, inc., Class A1	25,200	955
China Zenix Auto International Ltd. (ADR)[1]	428,500	758
PT Global Mediacom Tbk[1]	3,025,000	483
Five Star Travel Corp.[1,3,4]	219,739	47
Ten Alps PLC[1]	2,600,000	27
		826,430
Health care 16.53%
Synageva BioPharma Corp.[1]	1,326,100	91,209
Illumina, Inc.[1]	384,700	63,060
Endo International PLC[1]	798,824	54,592
athenahealth, Inc.[1]	396,600	52,228
Myriad Genetics, Inc.[1]	1,274,898	49,173
Ultragenyx Pharmaceutical Inc.[1]	836,206	47,329
bluebird bio, Inc.[1]	1,215,350	43,607
Hikma Pharmaceuticals PLC	1,424,000	40,007
BioMarin Pharmaceutical Inc.[1]	516,800	37,292
GW Pharmaceuticals PLC (ADR)[1]	358,950	29,021
Insulet Corp.[1]	560,733	20,663
Team Health Holdings, Inc.[1]	330,745	19,180
Novadaq Technologies Inc.[1]	1,505,700	19,107
Kite Pharma, Inc.[1,3,4]	343,739	8,719
Kite Pharma, Inc.[1]	168,000	4,788
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	12,975
Lijun International Pharmaceutical (Holding) Co., Ltd.	21,150,000	10,187
NuVasive, Inc.[1]	277,400	9,673
Pharmstandard OJSC (GDR)[1]	706,865	9,013
Fisher & Paykel Healthcare Corp. Ltd.	2,151,385	8,717
Orexigen Therapeutics, Inc.[1]	1,964,900	8,370
Orthofix International NV1	252,000	7,802
PT Siloam International Hospitals Tbk[1]	5,970,000	7,361
Mauna Kea Technologies SA1,2	881,400	6,657
Teleflex Inc.	60,200	6,323
Circassia Pharmaceuticals PLC[1]	815,000	4,017
CONMED Corp.	93,000	3,426
Hologic, Inc.[1]	140,000	3,406
EOS imaging SA1	380,000	2,448
QRxPharma Ltd.[1]	4,129,927	83
		680,433
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 168

unaudited
Common stocks Industrials 13.91%	Shares	Value (000)
International Container Terminal Services, Inc.	34,610,000	$85,142
Intertek Group PLC	955,000	40,578
AA PLC[1]	6,770,800	35,399
Moog Inc., Class A1	432,100	29,556
Polypore International, Inc.[1]	672,000	26,148
JVM Co., Ltd.[1,2]	411,500	24,099
Rotork PLC	405,000	18,154
ITT Corp.	393,500	17,684
Carborundum Universal Ltd.	5,090,000	16,393
PT AKR Corporindo Tbk	32,680,000	14,617
Northgate PLC	1,838,270	14,418
Alliance Global Group, Inc.	23,370,000	13,540
Clean Harbors, Inc.[1]	229,000	12,348
BTS Rail Mass Transit Growth Infrastructure Fund	35,979,200	10,930
MonotaRO Co., Ltd.	400,700	10,036
PARK24 Co., Ltd.	621,600	9,918
Waste Connections, Inc.	194,600	9,442
Orient Overseas (International) Ltd.	1,698,000	9,403
Gujarat Pipavav Port Ltd.[1]	3,420,397	9,390
Johnson Electric Holdings Ltd.	2,378,000	9,065
Pfeiffer Vacuum Technology AG, non-registered shares	106,000	8,923
Advisory Board Co.[1]	186,087	8,670
BELIMO Holding AG	3,450	8,601
KEYW Holding Corp.[1]	750,000	8,303
PayPoint PLC	520,000	8,291
Amara Raja Batteries Ltd.	810,712	7,856
Nok Airlines PCL	15,277,500	7,444
Summit Ascent Holdings Ltd.[1]	16,730,000	7,002
J. Kumar Infraprojects Ltd.	1,300,000	6,627
NORMA Group SE, non-registered shares	154,500	6,463
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	880,000	6,435
Boer Power Holdings Ltd.	4,687,000	6,386
Pegasus Hava Tasimaciligi AS1	541,000	6,321
Cebu Air, Inc.	3,850,000	5,872
Bossard Holding AG	55,562	5,782
Frigoglass SAIC[1]	1,626,030	5,545
Geberit AG1	16,500	5,337
CIMC Enric Holdings Ltd.	5,016,000	5,013
Okabe Co., Ltd.	386,000	4,245
Chart Industries, Inc.[1]	64,900	3,967
Globaltrans Investment PLC (GDR)[3]	270,600	2,273
Globaltrans Investment PLC (GDR)	194,400	1,633
Landstar System, Inc.	46,600	3,364
Mistras Group, Inc.[1]	146,000	2,978
China Shipping Container Lines Co., Ltd., Class H1	8,865,000	2,386
Shun Tak Holdings Ltd.	4,714,000	2,313
Avianca Holdings SA, preferred, restricted-voting (ADR)	166,600	2,286
National Express Group PLC	591,000	2,275
COSCO Pacific Ltd.	1,500,000	1,990
TD Power Systems Ltd.	343,200	1,861
		572,702
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 168

unaudited
Common stocks Information technology 13.13%	Shares	Value (000)
TriQuint Semiconductor, Inc.[1]	4,284,978	$81,715
AAC Technologies Holdings Inc.	11,687,100	67,881
Palo Alto Networks, Inc.[1]	631,200	61,921
Semiconductor Manufacturing International Corp.[1]	358,447,500	36,930
Topcon Corp.	1,306,310	29,729
Hamamatsu Photonics KK	480,300	22,816
National Instruments Corp.	625,000	19,331
Cray Inc.[1]	469,700	12,325
Cognex Corp.	290,000	11,678
Kakaku.com, Inc.	795,000	11,293
Itron, Inc.[1]	267,000	10,496
OBIC Co., Ltd.	292,300	10,447
Spectris PLC	340,000	9,966
RIB Software AG	699,167	9,577
Suprema Inc.[1]	310,000	8,593
Knowles Corp.[1]	300,000	7,950
Atmel Corp.[1]	937,580	7,576
Persistent Systems Ltd.	333,000	7,573
VTech Holdings Ltd.	570,000	7,032
Delta Electronics (Thailand) PCL	3,667,800	7,013
Goldpac Group Ltd.	7,715,000	6,856
Halma PLC	682,500	6,771
Jay Mart PCL	15,621,250	6,745
QIWI PLC, Class B (ADR)	210,800	6,659
Silicon Laboratories Inc.[1]	158,700	6,450
Semtech Corp.[1]	191,000	5,186
M/A-COM Technology Solutions Holdings, Inc.[1]	215,000	4,696
FireEye, Inc.[1]	146,200	4,468
CDW Corp.	140,000	4,347
SciQuest, Inc.[1]	262,744	3,952
RF Micro Devices, Inc.[1]	320,000	3,693
Alten SA, non-registered shares	85,500	3,667
Youku Tudou Inc., Class A (ADR)[1]	200,000	3,584
Playtech PLC	285,000	3,317
ON Semiconductor Corp.[1]	370,000	3,308
Pandora Media, Inc.[1]	135,000	3,262
Ixia[1]	340,000	3,108
Zebra Technologies Corp., Class A1	42,900	3,045
Inphi Corp.[1]	206,000	2,962
Agilysys, Inc.[1]	232,400	2,726
Taiyo Yuden Co., Ltd.	240,000	2,687
Tangoe, Inc.[1]	185,975	2,520
DWANGO Co., Ltd.[4]	113,000	2,327
Remark Media, Inc.[1]	250,952	1,579
Immersion Corp.[1]	32,200	276
Silicon Graphics International Corp.[1]	24,642	227
PChome Online Inc.	19,050	185
China High Precision Automation Group Ltd.[1,4]	5,500,000	71
		540,516
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 168

unaudited
Common stocks Financials 6.96%	Shares	Value (000)
SVB Financial Group[1]	257,600	$28,874
K. Wah International Holdings Ltd.	38,960,440	21,776
Ocwen Financial Corp.[1]	809,000	21,180
Old Republic International Corp.	1,450,000	20,706
Kemper Corp.	595,000	20,319
Avanza Bank Holding AB	541,800	18,283
Chailease Holding Co. Ltd.	6,622,000	16,087
Shriram Transport Finance Co. Ltd.	973,674	14,698
Crédito Real, SAB de CV	4,193,330	11,868
Altisource Residential Corp.	451,407	10,834
Tune Ins Holdings Bhd.	13,112,000	9,033
Starwood Property Trust, Inc.	400,000	8,784
ING Vysya Bank Ltd.	838,954	8,072
Altisource Asset Management Corp.[1]	9,620	6,494
LSL Property Services PLC	1,190,000	6,289
Altisource Portfolio Solutions SA1	62,000	6,250
Endurance Specialty Holdings Ltd.	110,000	6,070
Golden Wheel Tiandi Holdings Co. Ltd.	50,254,000	5,695
Mahindra Lifespace Developers Ltd.	681,356	5,683
EFG International AG1	562,925	5,666
Springleaf Holdings, Inc.[1]	177,000	5,652
Airesis SA1,2	3,278,151	5,563
Bank of Ireland[1]	14,099,515	5,538
Texas Capital Bancshares, Inc.[1]	91,600	5,284
Signature Bank[1]	42,000	4,707
Lai Sun Development Co. Ltd.[1]	118,000,000	2,842
Inversiones La Construcción SA	157,000	2,103
TCS Group Holding PLC (GDR)[1,3]	300,700	1,410
Bao Viet Holdings	462,777	876
Banco Espírito Santo, SA1,4	1,458,160	—
		286,636
Energy 5.91%
InterOil Corp.[1]	1,184,235	64,257
Ophir Energy PLC[1]	7,981,562	29,670
Amerisur Resources PLC[1]	27,117,360	24,838
C&J Energy Services, Inc.[1]	802,000	24,501
Lekoil Ltd. (CDI)[1]	13,352,000	14,719
Lekoil Ltd. (CDI)[1,3]	3,139,600	3,461
Memorial Resource Development Corp.[1]	477,700	12,951
Veresen Inc.	680,000	10,340
Oasis Petroleum Inc.[1]	224,000	9,365
Exillon Energy PLC[1]	3,546,000	9,025
Circle Oil PLC[1]	22,687,000	8,229
Victoria Oil & Gas PLC[1,2]	278,662,420	7,273
Providence Resources PLC[1]	2,490,250	5,026
Genel Energy PLC[1]	328,300	4,481
Canadian Overseas Petroleum Ltd.[1,2]	19,225,000	2,660
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	834
Cairn Energy PLC[1]	1,205,000	3,448
Tethys Petroleum Ltd.[1]	8,112,100	2,246
Tethys Petroleum Ltd. (GBP denominated)[1]	1,963,450	529
Prosafe SE	240,000	1,404
Range Resources Ltd.[1]	67,000,000	1,141
Borders & Southern Petroleum PLC[1]	7,028,100	1,123
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 168

unaudited
Common stocks Energy (continued)	Shares	Value (000)
International Petroleum Ltd.[1,4]	54,894,353	$1,072
African Petroleum Corp. Ltd.[1]	4,893,750	594
Wildhorse Energy Ltd.[1,2]	16,227,016	85
Wildhorse Energy Ltd. (CDI)[1,2]	7,225,777	53
Esrey Energy Ltd.[1]	825,000	63
		243,388
Materials 4.38%
PolyOne Corp.	660,168	23,489
AptarGroup, Inc.	345,500	20,972
OM Group, Inc.	735,000	19,073
Yingde Gases Group Co. Ltd.	16,410,000	15,512
Lundin Mining Corp.[1]	2,285,000	11,283
CPMC Holdings Ltd.	12,800,000	10,237
Sirius Minerals PLC[1]	44,159,510	9,843
Time Technoplast Ltd.[2]	11,888,000	9,672
Silgan Holdings Inc.	194,000	9,118
FUCHS PETROLUB SE	246,000	8,944
Kenmare Resources PLC[1]	54,706,150	8,425
United States Steel Corp.	207,600	8,132
Arkema SA	56,300	3,777
Synthomer PLC	900,000	3,093
Mayr-Melnhof Karton AG, non-registered shares	27,300	2,900
Hummingbird Resources PLC[1]	3,475,000	2,507
Nampak Ltd.	582,849	2,125
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	1,976
Stillwater Mining Co.[1]	125,000	1,879
Huntsman Corp.	68,600	1,783
Indochine Mining Ltd.[1,2]	73,199,466	1,218
Sundance Resources Ltd.[1]	19,500,000	1,127
African Minerals Ltd.[1]	3,987,000	1,115
Yip’s Chemical Holdings Ltd.	1,396,000	954
Rusoro Mining Ltd.[1]	25,530,432	570
Duluth Metals Ltd.[1]	2,098,000	449
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	346
Orsu Metals Corp.[1]	588,231	16
		180,535
Consumer staples 3.60%
Puregold Price Club, Inc.	37,418,000	28,932
COSMOS Pharmaceutical Corp.	124,500	15,790
Petra Foods Ltd.	4,800,000	15,201
Hypermarcas SA, ordinary nominative[1]	1,853,800	13,314
PZ Cussons PLC	2,105,000	12,480
Super Group Ltd.	11,464,000	11,458
Wumart Stores, Inc., Class H	7,895,000	7,382
Sprouts Farmers Market, Inc.[1]	204,926	5,957
Stock Spirits Group PLC	1,053,100	4,978
Treasury Wine Estates Ltd.	1,245,400	4,623
Cosco Capital, Inc.	24,736,500	4,404
Sundrug Co., Ltd.	97,500	4,334
Coca-Cola Icecek AS, Class C	191,100	4,126
O’Key Group SA (GDR)	525,000	3,832
Kernel Holding SA1	493,041	3,708
Del Monte Pacific Ltd.	6,534,400	2,618
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 168

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Lenta Ltd. (GDR)[1]	240,000	$2,561
Convenience Retail Asia Ltd.	2,850,000	1,953
Bizim Toptan Satis Magazalari AS, non-registered shares	78,297	638
		148,289
Utilities 2.19%
ENN Energy Holdings Ltd.	9,515,700	62,255
Glow Energy PCL	3,930,000	11,544
Greenko Group PLC[1]	2,280,000	6,293
Ratchaburi Electricity Generating Holding PCL	2,300,000	4,203
Energy World Corp. Ltd.[1]	10,560,000	3,282
Mytrah Energy Ltd.[1]	1,700,000	2,449
		90,026
Telecommunication services 0.70%
Telephone and Data Systems, Inc.	634,830	15,210
tw telecom inc.[1]	125,000	5,201
Total Access Communication PCL	1,602,200	5,188
T-Mobile US, Inc.[1]	65,800	1,900
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,278
		28,777
Miscellaneous 4.82%
Other common stocks in initial period of acquisition		198,532
Total common stocks (cost: $2,915,124,000)		3,796,264
Rights & warrants 0.01% Energy 0.00%
Range Resources Ltd., warrants, expire 2016[1,4]	33,500,000	92
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	5
		97
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		311
Total rights & warrants (cost: $281,000)		408
Convertible stocks 0.08% Health care 0.08%
Stem CentRx, Inc., Series F-1, convertible preferred[4,5]	274,000	3,307
Total convertible stocks (cost: $3,307,000)		3,307
Convertible bonds 0.04% Energy 0.04%	Principal amount (000)
Clean Energy Fuels Corp. 5.25% convertible notes 2018[3]	$1,667	1,498
Total convertible bonds (cost: $1,667,000)		1,498
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 168

unaudited
Bonds, notes & other debt instruments 0.25% U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$4,300	$4,306
U.S. Treasury 4.00% 2015	5,800	5,885
Total bonds, notes & other debt instruments (cost: $10,180,000)		10,191
Short-term securities 6.82%
Chevron Corp. 0.09% due 11/19/2014[3]	17,500	17,497
Fannie Mae 0.15% due 10/27/2014	19,400	19,400
Federal Home Loan Bank 0.04%—0.11% due 10/17/2014—5/15/2015	98,710	98,705
Freddie Mac 0.09% due 12/8/2014—2/25/2015	31,700	31,696
General Electric Co. 0.06% due 10/1/2014	1,600	1,600
Gotham Funding Corp. 0.15% due 10/10/2014[3]	34,600	34,599
Québec (Province of) 0.10% due 10/7/2014[3]	10,000	10,000
Sumitomo Mitsui Banking Corp. 0.14%—0.22% due 10/21/2014—1/16/2015[3]	67,600	67,576
Total short-term securities (cost: $281,062,000)		281,073
Total investment securities 99.40% (cost: $3,211,621,000)		4,092,741
Other assets less liabilities 0.60%		24,688
Net assets 100.00%		$4,117,429
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $13,834,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	10/20/2014	Barclays Bank PLC	$908	A$1,000	$34
Australian dollars	11/18/2014	UBS AG	$906	A$1,000	34
Euros	10/17/2014	HSBC Bank	$2,326	€1,800	52
Japanese yen	10/23/2014	Barclays Bank PLC	$5,599	¥600,000	127
					$247
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 168

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$—	$24,881
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	24,099
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	88	9,672
Victoria Oil & Gas PLC[1]	278,662,420	—	—	278,662,420	—	7,273
Mauna Kea Technologies SA1	881,400	—	—	881,400	—	6,657
Airesis SA1	3,294,151	—	16,000	3,278,151	—	5,563
Canadian Overseas Petroleum Ltd.[1]	16,670,000	2,555,000	—	19,225,000	—	2,660
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	—	6,050,000	—	6,050,000	—	834
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,4]	—	2,555,000	—	2,555,000	—	5
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	1,976
Indochine Mining Ltd.[1]	58,574,166	34,325,300	19,700,000	73,199,466	—	1,218
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	85
Wildhorse Energy Ltd. (CDI)[1]	7,225,777	—	—	7,225,777	—	53
Hummingbird Resources PLC[1,6]	3,475,000	—	—	3,475,000	—	—
Ultragenyx Pharmaceutical Inc.[1,6]	—	866,206	30,000	836,206	—	—
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[6]	1,904,544	—	1,904,544	—	134	—
					$222	$84,976
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,947,000, which represented 3.81% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in "Miscellaneous" was $30,027,000, which represented less than .73% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[6]	Unaffiliated issuer at 9/30/2014.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stem CentRX, Inc., series F-1, convertible preferred	6/10/2014	$3,307	$3,307.08%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 168

Growth FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 94.13% Information technology 18.53%	Shares	Value (000)
Google Inc., Class A1	591,000	$347,750
Google Inc., Class C1	579,000	334,292
ASML Holding NV (New York registered)	3,444,016	340,338
ASML Holding NV	1,808,186	180,011
Microsoft Corp.	10,590,000	490,952
Apple Inc.	3,040,000	306,280
Facebook, Inc., Class A1	3,282,685	259,463
LinkedIn Corp., Class A1	1,235,000	256,621
salesforce.com, inc.[1]	3,410,600	196,212
Visa Inc., Class A	913,000	194,807
Avago Technologies Ltd.	1,816,000	157,992
Nintendo Co., Ltd.	1,114,960	121,281
Hexagon AB, Class B	3,152,551	100,046
Dolby Laboratories, Inc., Class A1	2,166,221	90,526
Trimble Navigation Ltd.[1]	2,565,500	78,248
Twitter, Inc.[1]	1,500,000	77,370
Autodesk, Inc.[1]	1,365,000	75,211
Wirecard AG	1,923,972	71,092
Adobe Systems Inc.[1]	1,000,000	69,190
Amphenol Corp., Class A	530,000	52,926
eBay Inc.[1]	907,000	51,363
Taiwan Semiconductor Manufacturing Co. Ltd.	12,553,000	49,519
MercadoLibre, Inc.	440,000	47,806
Intuit Inc.	545,000	47,769
Cisco Systems, Inc.	1,600,000	40,272
Finisar Corp.[1]	2,414,000	40,145
Rackspace Hosting, Inc.[1]	928,500	30,223
Cognizant Technology Solutions Corp., Class A1	588,000	26,325
TE Connectivity Ltd.	440,000	24,328
Texas Instruments Inc.	385,000	18,361
NetSuite Inc.[1]	185,000	16,565
		4,193,284
Consumer discretionary 18.17%
Amazon.com, Inc.[1]	2,566,800	827,639
Home Depot, Inc.	6,320,000	579,797
Comcast Corp., Class A	8,055,000	433,198
Tiffany & Co.	2,435,000	234,515
NIKE, Inc., Class B	2,600,000	231,920
Twenty-First Century Fox, Inc., Class A	4,540,000	155,677
Johnson Controls, Inc.	3,249,100	142,960
MGM Resorts International[1]	5,718,800	130,274
Hyatt Hotels Corp., Class A1	2,018,388	122,153
Lowe’s Companies, Inc.	2,246,000	118,858
Starbucks Corp.	1,255,000	94,702
Carnival Corp., units	1,990,000	79,938
American Funds Insurance Series — Growth Fund — Page 15 of 168

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Norwegian Cruise Line Holdings Ltd.[1]	2,000,000	$72,040
Toll Brothers, Inc.[1]	2,144,100	66,810
Walt Disney Co.	750,000	66,772
Expedia, Inc.	693,000	60,721
Luxottica Group SpA	1,139,194	59,310
Marriott International, Inc., Class A	785,305	54,893
L’Occitane International SA	23,700,000	54,329
Netflix, Inc.[1]	115,000	51,886
Las Vegas Sands Corp.	807,100	50,210
Toyota Motor Corp.	765,000	45,080
Ralph Lauren Corp., Class A	273,000	44,971
Wynn Macau, Ltd.	14,055,000	44,709
CarMax, Inc.[1]	900,000	41,805
Tesla Motors, Inc.[1]	153,000	37,130
CBS Corp., Class B	645,000	34,508
Chipotle Mexican Grill, Inc.[1]	38,500	25,664
Wynn Resorts, Ltd.	126,140	23,598
Priceline Group Inc.[1]	20,000	23,172
Sturm, Ruger & Co., Inc.	445,000	21,667
Domino’s Pizza, Inc.	275,000	21,164
Industria de Diseño Textil, SA	723,000	19,976
Burberry Group PLC	675,000	16,535
Markit Ltd.[1]	500,000	11,675
Lennar Corp., Class A	265,000	10,290
		4,110,546
Health care 14.92%
Gilead Sciences, Inc.[1]	3,570,000	380,026
Vertex Pharmaceuticals Inc.[1]	3,348,700	376,092
Express Scripts Holding Co.[1]	4,668,208	329,716
Incyte Corp.[1]	6,281,800	308,122
UnitedHealth Group Inc.	3,510,000	302,737
Regeneron Pharmaceuticals, Inc.[1]	782,600	282,143
Hologic, Inc.[1]	7,913,000	192,523
Edwards Lifesciences Corp.[1]	1,440,400	147,137
Merck & Co., Inc.	2,285,000	135,455
Humana Inc.	947,000	123,385
Myriad Genetics, Inc.[1]	2,735,000	105,489
Baxter International Inc.	1,397,119	100,271
Grifols, SA, Class B, non-registered shares	2,270,850	80,883
Grifols, SA, Class A, non-registered shares	285,000	11,678
Grifols, SA, Class B (ADR)	195,000	6,850
Intuitive Surgical, Inc.[1]	116,800	53,941
Pharmacyclics, Inc.[1]	451,399	53,008
PerkinElmer, Inc.	1,195,000	52,102
Agios Pharmaceuticals, Inc.[1]	644,120	39,517
Novartis AG	414,952	39,183
Abbott Laboratories	912,200	37,938
Biogen Idec Inc.[1]	110,500	36,554
Intercept Pharmaceuticals, Inc.[1]	130,000	30,770
Theravance, Inc.	1,535,000	26,233
Roche Holding AG	84,900	25,176
Boston Scientific Corp.[1]	2,080,000	24,565
Novo Nordisk A/S, Class B	500,000	23,924
Bristol-Myers Squibb Co.	439,500	22,494
American Funds Insurance Series — Growth Fund — Page 16 of 168

unaudited
Common stocks Health care (continued)	Shares	Value (000)
HeartWare International, Inc.[1]	207,139	$16,080
InnovaCare Inc.[1,2,3]	2,843,000	12,083
		3,376,075
Financials 12.68%
Wells Fargo & Co.	10,751,096	557,659
Berkshire Hathaway Inc., Class A1	1,630	337,247
American Express Co.	3,500,000	306,390
Capital One Financial Corp.	2,580,000	210,580
Legal & General Group PLC	45,158,246	167,574
Onex Corp.	2,523,500	140,511
American International Group, Inc.	2,333,300	126,045
JPMorgan Chase & Co.	2,053,720	123,716
Arch Capital Group Ltd.[1]	1,800,000	98,496
ACE Ltd.	900,000	94,383
American Tower Corp.	985,000	92,226
Goldman Sachs Group, Inc.	434,400	79,743
XL Group PLC	2,236,400	74,181
Leucadia National Corp.	2,589,740	61,739
CME Group Inc., Class A	771,300	61,669
Financial Engines, Inc.	1,365,000	46,703
FCB Financial Holdings, Inc., Class A1,3,4	1,625,000	36,166
FCB Financial Holdings, Inc., Class A1	265,000	6,018
Umpqua Holdings Corp.	2,041,280	33,620
W. R. Berkley Corp.	655,000	31,309
Legg Mason Partners Equity Fund	565,000	28,905
MB Financial, Inc.	1,010,000	27,957
Bank of America Corp.	1,550,000	26,428
First Republic Bank	495,000	24,443
Crown Castle International Corp.	265,000	21,340
PNC Financial Services Group, Inc.	233,600	19,992
Citigroup Inc.	345,000	17,878
Charles Schwab Corp.	590,000	17,340
		2,870,258
Energy 10.62%
Noble Energy, Inc.	4,510,000	308,304
Concho Resources Inc.[1]	2,065,000	258,930
Suncor Energy Inc.	5,877,090	212,687
Weatherford International PLC[1]	10,215,000	212,472
FMC Technologies, Inc.[1]	3,400,000	184,654
Pioneer Natural Resources Co.	935,000	184,167
Chesapeake Energy Corp.	6,350,000	145,986
Schlumberger Ltd.	900,000	91,521
Core Laboratories NV	561,198	82,131
Paramount Resources Ltd.[1]	1,170,000	67,017
Royal Dutch Shell PLC, Class B (ADR)	760,100	60,139
Chevron Corp.	500,000	59,660
Peyto Exploration & Development Corp.	1,870,000	59,008
Plains GP Holdings, LP, Class A	1,871,872	57,373
Bonanza Creek Energy, Inc.[1]	1,000,000	56,900
EOG Resources, Inc.	572,400	56,679
Murphy Oil Corp.	956,000	54,406
Cobalt International Energy, Inc.[1]	3,215,000	43,724
Parsley Energy, Inc., Class A1	1,904,800	40,629
American Funds Insurance Series — Growth Fund — Page 17 of 168

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Enbridge Inc.	730,712	$34,978
Cimarex Energy Co.	250,000	31,633
Oceaneering International, Inc.	400,000	26,068
Tourmaline Oil Corp.[1]	533,800	23,655
Laricina Energy Ltd.[1,3,4]	1,403,000	20,708
Oil States International, Inc.[1]	260,000	16,094
Africa Oil Corp. (SEK denominated)[1]	2,828,200	12,444
Africa Oil Corp.[1]	308,700	1,356
		2,403,323
Industrials 9.59%
Boeing Co.	2,250,000	286,605
Oshkosh Corp.[5]	4,947,000	218,410
Rockwell Collins, Inc.	2,506,900	196,792
American Airlines Group Inc.	5,525,000	196,027
Airbus Group NV	2,750,000	173,044
Union Pacific Corp.	1,500,000	162,630
United Continental Holdings, Inc.[1]	3,200,700	149,761
MTU Aero Engines AG	1,057,696	90,308
Meggitt PLC	11,284,373	82,541
Grafton Group PLC, units	7,866,000	79,827
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	76,257
Fastenal Co.	1,695,000	76,106
Cummins Inc.	535,000	70,609
Robert Half International Inc.	1,100,000	53,900
Caterpillar Inc.	510,000	50,505
General Dynamics Corp.	395,000	50,201
Iron Mountain Inc.	1,437,308	46,928
Precision Castparts Corp.	190,000	45,007
Graco Inc.	350,000	25,543
TransDigm Group Inc.	121,948	22,479
Masco Corp.	722,000	17,270
		2,170,750
Consumer staples 6.43%
Costco Wholesale Corp.	2,580,000	323,326
Coca-Cola Co.	4,670,000	199,222
Philip Morris International Inc.	2,280,000	190,152
PepsiCo, Inc.	1,715,000	159,649
Kerry Group PLC, Class A	2,000,000	141,007
Nu Skin Enterprises, Inc., Class A	2,000,000	90,060
Herbalife Ltd.	1,704,594	74,576
Sprouts Farmers Market, Inc.[1]	2,530,000	73,547
CVS/Caremark Corp.	650,000	51,733
Glanbia PLC	3,314,077	47,844
TreeHouse Foods, Inc.[1]	472,766	38,058
Raia Drogasil SA, ordinary nominative	4,000,000	34,219
Procter & Gamble Co.	315,000	26,378
Avon Products, Inc.	424,802	5,353
		1,455,124
American Funds Insurance Series — Growth Fund — Page 18 of 168

unaudited
Common stocks Materials 2.49%	Shares	Value (000)
Potash Corp. of Saskatchewan Inc.	4,000,000	$138,240
James Hardie Industries PLC (CDI)	11,204,855	117,431
Nucor Corp.	1,250,000	67,850
First Quantum Minerals Ltd.	3,429,400	66,203
HudBay Minerals Inc.	5,617,200	47,999
Sealed Air Corp.	1,100,000	38,368
Mosaic Co.	660,000	29,311
Dow Chemical Co.	475,000	24,909
FMC Corp.	397,400	22,727
Smurfit Kappa PLC, Class A	437,688	9,594
		562,632
Telecommunication services 0.22%
Orange	1,589,000	23,893
T-Mobile US, Inc.[1]	650,000	18,765
Verizon Communications Inc.	133,341	6,666
		49,324
Utilities 0.16%
Exelon Corp.	1,025,000	34,942
KGen Power Corp.[1,3,4,5]	3,166,128	823
		35,765
Miscellaneous 0.32%
Other common stocks in initial period of acquisition		72,779
Total common stocks (cost: $13,804,311,000)		21,299,860
Preferred securities 0.01% Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		2,071
Total preferred securities (cost: $2,438,000)		2,071
Rights & warrants 0.06% Energy 0.06%
Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	14,882
Total rights & warrants (cost: $17,736,000)		14,882
Short-term securities 5.82%	Principal amount (000)
Abbott Laboratories 0.10% due 11/10/2014[2]	$41,400	41,398
Apple Inc. 0.10%—0.11% due 12/15/2014—1/9/2015[2]	42,700	42,683
Chevron Corp. 0.08%—0.10% due 10/27/2014—12/16/2014[2]	22,800	22,794
Coca-Cola Co. 0.17% due 11/19/2014[2]	4,400	4,399
E.I. duPont de Nemours and Co. 0.07% due 11/5/2014[2]	35,000	34,997
Emerson Electric Co. 0.10% due 12/22/2014[2]	27,400	27,393
Fannie Mae 0.08%—0.10% due 11/17/2014—8/3/2015	94,100	94,061
Federal Farm Credit Banks 0.12%—0.13% due 5/22/2015—8/27/2015	30,100	30,082
Federal Home Loan Bank 0.02%—0.17% due 10/17/2014—8/18/2015	624,040	623,907
Freddie Mac 0.08%—0.11% due 11/24/2014—3/19/2015	93,900	93,893
General Electric Co. 0.06% due 10/1/2014	18,100	18,100
American Funds Insurance Series — Growth Fund — Page 19 of 168

unaudited
Short-term securities	Principal amount (000)	Value (000)
Google Inc. 0.15% due 3/24/2015[2]	$20,000	$19,987
Honeywell International Inc. 0.10% due 12/9/2014[2]	20,000	19,995
IBM Corp. 0.08%—0.10% due 10/1/2014—12/9/2014[2]	45,000	44,995
John Deere Financial Ltd. 0.07% due 10/3/2014[2]	28,000	28,000
Jupiter Securitization Co., LLC 0.21% due 12/17/2014[2]	25,000	24,990
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/21/2014	45,000	44,997
Paccar Financial Corp. 0.08% due 10/29/2014	17,300	17,299
PepsiCo Inc. 0.05% due 10/30/2014[2]	21,900	21,899
Private Export Funding Corp. 0.26% due 2/6/2015[2]	7,000	6,996
Procter & Gamble Co. 0.12% due 1/6/2015[2]	53,600	53,588
Total short-term securities (cost: $1,316,300,000)		1,316,453
Total investment securities 100.02% (cost: $15,140,785,000)		22,633,266
Other assets less liabilities (0.02)%		(4,432)
Net assets 100.00%		$22,628,834
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$2,226	$218,410
KGen Power Corp.[1,3,4]	3,166,128	—	—	3,166,128	—	823
					$2,226	$219,233
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $406,197,000, which represented 1.80% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $69,780,000, which represented .31% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
FCB Financial Holdings, Inc., Class A	8/6/2010	$34,125	$36,166.16%
Laricina Energy Ltd.	6/21/2011	61,323	20,708.09
KGen Power Corp.	12/19/2006	—	823.00
Total private placement securities		$95,448	$57,697.25%

Key to abbreviations
ADR = American Depositary Receipts	CDI = CREST Depository Interest	SEK = Swedish kronor
American Funds Insurance Series — Growth Fund — Page 20 of 168

International FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 92.93% Financials 19.61%	Shares	Value (000)
AIA Group Ltd.	34,668,700	$179,263
Axis Bank Ltd.	28,819,004	176,246
Barclays PLC	37,251,875	137,359
Prudential PLC	4,688,265	104,581
Credit Suisse Group AG	2,879,624	79,840
UniCredit SpA	10,059,241	79,535
BNP Paribas SA	966,046	64,083
Commerzbank AG, non-registered shares[1]	4,267,872	63,824
Sun Hung Kai Properties Ltd.	4,412,783	62,570
Housing Development Finance Corp. Ltd.	3,333,000	56,949
Henderson Land Development Co. Ltd.	8,419,450	54,540
Sberbank of Russia (ADR)	6,554,000	51,908
HDFC Bank Ltd.	2,573,608	36,364
UBS AG	1,563,651	27,286
ICICI Bank Ltd.	1,162,090	26,974
HSBC Holdings PLC (HKD denominated)	2,522,795	25,846
China Overseas Land & Investment Ltd.	9,866,000	25,386
Cheung Kong (Holdings) Ltd.	1,450,000	23,884
Assicurazioni Generali SpA	1,100,000	23,147
Eurobank Ergasias SA1	56,927,418	22,433
AEON Financial Service Co., Ltd.	975,000	20,865
Siam Commercial Bank PCL	3,519,100	19,753
Bankia, SA1	10,320,309	19,266
Société Générale	350,575	17,898
ING Groep NV, depository receipts[1]	1,183,000	16,899
Investor AB, Class B	407,632	14,416
Sumitomo Mitsui Financial Group, Inc.	348,000	14,186
RSA Insurance Group PLC[1]	1,787,250	14,038
Bank of the Philippine Islands	6,355,000	13,878
AXA SA	497,312	12,255
Link Real Estate Investment Trust	2,063,732	11,894
Svenska Handelsbanken AB, Class A	230,000	10,821
Mizuho Financial Group, Inc.	5,100,000	9,110
Bank of Ireland[1]	22,000,000	8,642
Industrial and Commercial Bank of China Ltd., Class H	12,319,950	7,679
		1,533,618
American Funds Insurance Series — International Fund — Page 21 of 168

unaudited
Common stocks Health care 14.18%	Shares	Value (000)
Novartis AG	3,642,900	$343,990
Bayer AG	1,704,055	238,691
Novo Nordisk A/S, Class B	3,638,630	174,105
Fresenius SE & Co. KGaA	1,381,806	68,407
Merck KGaA	620,000	57,189
Grifols, SA, Class B, non-registered shares	1,188,509	42,333
Grifols, SA, Class B (ADR)	396,845	13,941
UCB SA	571,000	51,840
Fresenius Medical Care AG & Co. KGaA	537,000	37,508
Teva Pharmaceutical Industries Ltd. (ADR)	635,000	34,131
Dr. Reddy’s Laboratories Ltd.	400,000	20,917
Sonic Healthcare Ltd.	681,000	10,458
Pharmstandard OJSC (GDR)[1]	692,800	8,833
Pharmstandard OJSC (GDR)[1,2]	12,800	163
William Demant Holding A/S1	86,000	6,597
		1,109,103
Consumer discretionary 13.59%
Sands China Ltd.	16,642,000	86,802
Volkswagen AG, nonvoting preferred	412,900	85,737
Li & Fung Ltd.	50,242,000	57,069
Altice SA1	1,014,127	53,708
Melco Crown Entertainment Ltd. (ADR)	1,985,000	52,186
Mahindra & Mahindra Ltd.	2,262,000	49,840
Galaxy Entertainment Group Ltd.	8,363,000	48,574
H & M Hennes & Mauritz AB, Class B	1,132,000	46,984
Daimler AG	592,000	45,409
Tata Motors Ltd.	5,395,547	43,869
Toyota Motor Corp.	733,200	43,206
Techtronic Industries Co. Ltd.	13,116,000	37,921
Kering SA	187,233	37,755
adidas AG	493,000	36,894
Numericable Group SA, non-registered shares[1]	640,136	34,160
PT Astra International Tbk	49,710,000	28,761
PT Surya Citra Media Tbk	88,000,000	27,624
Shangri-La Asia Ltd.	18,078,000	26,821
Cie. Générale des Établissements Michelin	273,934	25,839
Renault SA	354,148	25,653
Hyundai Mobis Co., Ltd.	85,000	20,701
Genting Singapore PLC	22,971,000	20,528
Porsche Automobil Holding SE, nonvoting preferred	212,300	17,011
SEGA SAMMY HOLDINGS INC.	1,020,000	16,415
Global Brands Group Holding Ltd.[1]	73,060,000	16,090
Nissan Motor Co., Ltd.	1,471,000	14,338
Hyundai Motor Co.	70,000	12,637
Kia Motors Corp.	230,000	11,704
Industria de Diseño Textil, SA	417,500	11,535
Liberty Global PLC, Class C1	144,900	5,943
Liberty Global PLC, Class A1	106,300	4,522
Panasonic Corp.	840,500	9,997
Kingfisher PLC	1,291,000	6,779
		1,063,012
American Funds Insurance Series — International Fund — Page 22 of 168

unaudited
Common stocks Information technology 13.15%	Shares	Value (000)
Samsung Electronics Co. Ltd.	180,010	$201,973
Baidu, Inc., Class A (ADR)[1]	782,000	170,656
Murata Manufacturing Co., Ltd.	1,404,400	159,680
Gemalto NV	709,453	65,127
Tencent Holdings Ltd.	4,262,500	63,403
ASML Holding NV	617,834	61,508
NetEase, Inc. (ADR)	609,069	52,173
Nintendo Co., Ltd.	406,700	44,239
MediaTek Inc.	2,180,000	32,285
Samsung SDI Co., Ltd.	254,899	29,590
Yandex NV, Class A1	852,600	23,698
Alibaba Group Holding Ltd. (ADR)[1]	256,600	22,799
SAP SE	283,000	20,410
Tech Mahindra Ltd.	465,212	18,754
Infineon Technologies AG	1,508,440	15,609
Delta Electronics, Inc.	2,269,623	14,325
Tata Consultancy Services Ltd.	263,000	11,653
Mail.Ru Group Ltd. (GDR)[1]	280,000	7,871
Mail.Ru Group Ltd. (GDR)[1,2]	120,000	3,373
Keyence Corp.	22,100	9,605
		1,028,731
Industrials 11.39%
SMC Corp.	440,100	121,386
Ryanair Holdings PLC (ADR)[1]	1,781,700	100,541
Jardine Matheson Holdings Ltd.	1,217,600	72,569
Legrand SA	1,180,000	61,397
Schneider Electric SE	647,950	49,758
ASSA ABLOY AB, Class B	951,400	49,126
KONE Oyj, Class B	1,109,400	44,587
Airbus Group NV	690,514	43,451
Bureau Veritas SA	1,941,096	42,893
Babcock International Group PLC	2,374,615	42,038
Deutsche Lufthansa AG	2,130,500	33,650
Hutchison Whampoa Ltd.	2,779,000	33,642
Rolls-Royce Holdings PLC[1]	2,033,986	31,803
Komatsu Ltd.	1,008,000	23,313
Marubeni Corp.	3,104,000	21,249
China State Construction International Holdings Ltd.	13,878,000	20,625
VINCI, SA	330,326	19,194
Siemens AG	143,300	17,081
easyJet PLC	695,359	16,041
Rexel SA	683,776	12,760
DP World Ltd.	550,859	11,430
ITOCHU Corp.	800,000	9,774
SGS SA	3,700	7,678
Andritz AG	93,000	4,959
		890,945
American Funds Insurance Series — International Fund — Page 23 of 168

unaudited
Common stocks Consumer staples 5.86%	Shares	Value (000)
Nestlé SA	1,836,700	$135,151
Pernod Ricard SA	840,200	95,127
Associated British Foods PLC	1,443,588	62,696
ITC Ltd.	6,071,931	36,396
British American Tobacco PLC	612,000	34,547
Japan Tobacco Inc.	570,000	18,538
Danone SA	226,867	15,187
PT Indofood Sukses Makmur Tbk	24,400,000	14,017
Reckitt Benckiser Group PLC	147,500	12,793
SABMiller PLC	217,400	12,082
Orion Corp.	10,790	8,947
Unilever NV, depository receipts	199,387	7,940
Treasury Wine Estates Ltd.	1,341,000	4,978
		458,399
Materials 4.40%
Syngenta AG	189,900	60,528
Rio Tinto PLC	1,062,000	52,192
BASF SE	421,000	38,621
Grasim Industries Ltd.	502,785	28,887
Grasim Industries Ltd. (GDR)[3]	131,304	7,544
Linde AG	181,100	34,802
ArcelorMittal	1,846,400	25,420
Fortescue Metals Group Ltd.	6,495,000	19,790
Anhui Conch Cement Co. Ltd., Class H	5,760,000	18,397
Givaudan SA1	9,132	14,616
LG Chem, Ltd.	56,100	13,583
Amcor Ltd.	1,240,000	12,301
First Quantum Minerals Ltd.	630,000	12,162
Akzo Nobel NV	73,350	5,026
		343,869
Utilities 3.21%
Power Grid Corp. of India Ltd.	68,214,040	149,384
ENN Energy Holdings Ltd.	5,764,000	37,710
SSE PLC	1,439,741	36,107
GDF SUEZ	605,515	15,189
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	12,630
		251,020
Telecommunication services 3.00%
SoftBank Corp.	1,912,900	134,108
MTN Group Ltd.	3,127,292	66,056
TIM Participações SA, ordinary nominative	2,344,000	12,344
China Unicom (Hong Kong) Ltd.	7,450,000	11,130
Intouch Holdings PCL	3,391,000	7,582
OJSC Mobile TeleSystems (ADR)	241,500	3,608
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		234,828
American Funds Insurance Series — International Fund — Page 24 of 168

unaudited
Common stocks Energy 2.76%	Shares	Value (000)
Royal Dutch Shell PLC, Class B	1,730,000	$68,348
Royal Dutch Shell PLC, Class A	401,000	15,332
BG Group PLC	2,807,000	51,876
BP PLC	4,373,437	32,150
INPEX CORP.	1,898,000	26,815
Gazprom OJSC (ADR)	1,713,500	12,063
Eni SpA	370,000	8,819
		215,403
Miscellaneous 1.78%
Other common stocks in initial period of acquisition		139,090
Total common stocks (cost: $5,555,244,000)		7,268,018
Bonds, notes & other debt instruments 0.54% U.S. Treasury bonds & notes 0.54% U.S. Treasury 0.54%	Principal amount (000)
U.S. Treasury 0.25% 2015	$28,200	28,235
U.S. Treasury 0.375% 2015	14,100	14,130
Total bonds, notes & other debt instruments (cost: $42,328,000)		42,365
Short-term securities 5.68%
Bank of Nova Scotia 0.17%—0.18% due 1/13/2015—1/26/2015[2]	114,000	113,957
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 10/10/2014—11/3/2014	51,600	51,594
Canadian Imperial Holdings Inc. 0.20% due 1/26/2015	25,000	24,981
Fannie Mae 0.09% due 1/7/2015	9,600	9,599
Federal Home Loan Bank 0.07%—0.10% due 10/30/2014—3/4/2015	95,300	95,291
General Electric Co. 0.06% due 10/1/2014	28,600	28,600
GlaxoSmithKline Finance PLC 0.16% due 1/22/2015[2]	10,700	10,693
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 11/18/2014[2]	19,400	19,395
Old Line Funding, LLC 0.22% due 1/26/2015[2]	7,900	7,896
Sumitomo Mitsui Banking Corp. 0.14% due 10/3/2014—10/14/2014[2]	62,700	62,699
Svenska Handelsbanken Inc. 0.19% due 2/2/2015[2]	19,100	19,086
Total short-term securities (cost: $443,762,000)		443,791
Total investment securities 99.15% (cost: $6,041,334,000)		7,754,174
Other assets less liabilities 0.85%		66,680
Net assets 100.00%		$7,820,854
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 25 of 168

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $211,290,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	11/18/2014	UBS AG	$6,344	A$7,000	$236
Euros	10/27/2014	Bank of America, N.A.	$23,145	€18,000	406
Japanese yen	10/20/2014	Barclays Bank PLC	$30,358	¥3,250,000	721
Japanese yen	10/23/2014	Barclays Bank PLC	$104,091	¥11,155,000	2,364
Swiss francs	11/14/2014	Citibank	$11,671	CHF10,900	250
					$3,977
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,262,000, which represented 3.03% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in "Miscellaneous," was $8,860,000, which represented .11% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Bayan Telecommunications Holdings Corp., Class A	2/11/1998-8/31/1998	$104	$—	.00%
Bayan Telecommunications Holdings Corp., Class B	2/11/1998-8/31/1998	34	—	.00
Total private placement securities		$138	$—	.00%

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
CHF = Swiss francs
€ = Euros
HKD = Hong Kong dollars
¥ = Japanese yen
American Funds Insurance Series — International Fund — Page 26 of 168

New World Fund®
Investment portfolio
September 30, 2014
unaudited
Common stocks 81.43% Information technology 13.56%	Shares	Value (000)
Alcatel-Lucent[1]	16,426,961	$50,978
Google Inc., Class A1	37,400	22,007
Google Inc., Class C1	37,400	21,593
Baidu, Inc., Class A (ADR)[1]	184,700	40,307
Murata Manufacturing Co., Ltd.	299,000	33,996
Taiwan Semiconductor Manufacturing Co. Ltd.	5,322,000	20,995
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	10,897
Infosys Ltd.	496,000	30,098
AAC Technologies Holdings Inc.	4,926,000	28,611
Mail.Ru Group Ltd. (GDR)[1,2]	432,264	12,151
Mail.Ru Group Ltd. (GDR)[1]	353,095	9,925
Cognizant Technology Solutions Corp., Class A1	435,000	19,475
TDK Corp.	290,900	16,233
Hexagon AB, Class B	357,000	11,329
ASM Pacific Technology Ltd.	1,141,800	11,301
Tencent Holdings Ltd.	566,500	8,427
Yandex NV, Class A1	299,214	8,317
STMicroelectronics NV	536,772	4,149
OMRON Corp.	85,000	3,860
Quanta Computer Inc.	932,000	2,365
		367,014
Financials 12.67%
AEON Financial Service Co., Ltd.	1,740,000	37,235
ICICI Bank Ltd.	940,766	21,837
ICICI Bank Ltd. (ADR)	190,703	9,363
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,230,000	30,172
Fibra Uno Administración, SA de CV	8,831,578	29,071
Citigroup Inc.	560,000	29,019
Housing Development Finance Corp. Ltd.	1,353,000	23,118
Eurobank Ergasias SA1	58,050,000	22,876
American Tower Corp.	225,000	21,067
Ping An Insurance (Group) Co. of China, Ltd., Class H	2,176,000	16,338
Banco Bilbao Vizcaya Argentaria, SA	1,265,407	15,265
Sberbank of Russia (ADR)	1,832,500	14,478
Kotak Mahindra Bank Ltd.	696,232	11,421
Kotak Mahindra Bank Ltd.	127,654	2,094
Piraeus Bank SA1	6,600,000	11,170
Agricultural Bank of China, Class H	24,315,000	10,772
IDFC Ltd.	3,300,000	7,334
AIA Group Ltd.	1,391,600	7,196
ACE Ltd.	54,000	5,663
Prudential PLC	181,320	4,045
Metropolitan Bank & Trust Co.	1,842,750	3,564
Bank Pekao SA	60,000	3,520
Banco Santander, SA1	355,094	3,413
American Funds Insurance Series — New World Fund — Page 27 of 168

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Banco Industrial e Comercial SA, preferred nominative	512,900	$1,530
MMI Holdings Ltd.	323,208	751
FirstRand Ltd.	132,000	503
Ayala Land, Inc., preference shares[3]	15,000,000	33
China Construction Bank Corp., Class H	535	—
		342,848
Consumer discretionary 11.56%
Ctrip.com International, Ltd. (ADR)[1]	718,500	40,782
Naspers Ltd., Class N	309,919	34,198
Domino’s Pizza, Inc.	349,700	26,913
Maruti Suzuki India Ltd.	519,500	25,763
Toyota Motor Corp.	398,900	23,507
Zee Entertainment Enterprises Ltd.	3,832,000	19,492
Melco International Development Ltd.	8,155,000	18,862
Arcos Dorados Holdings Inc., Class A	2,561,352	15,317
L’Occitane International SA	5,486,750	12,578
Kroton Educacional SA, ordinary nominative	1,960,000	12,315
Honda Motor Co., Ltd.	345,000	11,954
NIKE, Inc., Class B	117,000	10,436
JD.com, Inc., Class A (ADR)[1]	356,445	9,203
Nokian Renkaat Oyj	300,000	9,049
Hyundai Mobis Co., Ltd.	35,976	8,762
Hero MotoCorp Ltd.	150,000	6,897
Publicis Groupe SA	89,807	6,167
Swatch Group Ltd, non-registered shares	8,450	4,019
Swatch Group Ltd	11,600	1,016
Industria de Diseño Textil, SA	180,000	4,973
Dufry AG1	27,528	4,198
Wynn Macau, Ltd.	997,000	3,171
Mr Price Group Ltd.	156,420	2,944
Las Vegas Sands Corp.	7,900	492
		313,008
Energy 9.63%
Reliance Industries Ltd.	3,042,302	46,585
Pacific Rubiales Energy Corp.	2,325,100	38,989
Royal Dutch Shell PLC, Class B	600,000	23,705
Royal Dutch Shell PLC, Class B (ADR)	95,000	7,516
InterOil Corp.[1]	518,000	28,107
Galp Energia, SGPS, SA, Class B	1,514,602	24,621
Oil Search Ltd.	2,716,609	21,216
Africa Oil Corp.[1]	3,353,299	14,731
Africa Oil Corp. (SEK denominated)[1]	264,819	1,165
Cobalt International Energy, Inc.[1]	869,800	11,829
Ophir Energy PLC[1]	3,069,800	11,411
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	700,000	9,933
Oil and Gas Development Co. Ltd.	4,000,000	9,633
Noble Energy, Inc.	130,200	8,901
Oceaneering International, Inc.	21,000	1,369
African Petroleum Corp. Ltd.[1,3]	5,561,609	828
		260,539
American Funds Insurance Series — New World Fund — Page 28 of 168

unaudited
Common stocks Consumer staples 9.60%	Shares	Value (000)
LT Group, Inc.	104,395,900	$36,382
Lenta Ltd. (GDR)[1,2]	2,720,000	29,023
Lenta Ltd. (GDR)[1]	518,000	5,527
Magnit OJSC (GDR)	383,600	22,157
Magnit OJSC (GDR)[2]	4,500	260
ITC Ltd.	3,715,000	22,268
Nestlé SA	293,696	21,611
Pernod Ricard SA	168,900	19,123
Coca-Cola Co.	405,000	17,277
British American Tobacco PLC	293,000	16,539
Shoprite Holdings Ltd.	1,211,339	15,028
Grupo Nutresa SA	827,458	11,319
United Breweries Ltd.	874,904	10,090
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,205
Unilever NV, depository receipts	200,000	7,965
PepsiCo, Inc.	57,000	5,306
Procter & Gamble Co.	60,000	5,024
SABMiller PLC	63,500	3,529
Coca-Cola Icecek AS, Class C	100,000	2,159
		259,792
Health care 6.91%
Novo Nordisk A/S, Class B	1,035,600	49,552
Novartis AG	260,500	24,598
Novartis AG (ADR)	134,000	12,614
Krka, dd, Novo mesto	273,409	22,585
Merck & Co., Inc.	260,000	15,413
Cochlear Ltd.	225,000	13,693
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,750
AstraZeneca PLC	128,000	9,217
Grifols, SA, Class A, non-registered shares	95,700	3,921
Grifols, SA, Class B, non-registered shares	70,813	2,522
Thermo Fisher Scientific Inc.	52,000	6,329
PerkinElmer, Inc.	140,000	6,104
Hikma Pharmaceuticals PLC	205,000	5,759
PT Kalbe Farma Tbk	27,870,000	3,888
		186,945
Industrials 5.00%
Airbus Group NV	431,929	27,179
Chart Industries, Inc.[1]	437,500	26,744
Cummins Inc.	192,500	25,406
ASSA ABLOY AB, Class B	330,886	17,085
Kansas City Southern	95,000	11,514
CIMC Enric Holdings Ltd.	6,992,000	6,988
United Technologies Corp.	63,000	6,653
Rolls-Royce Holdings PLC[1]	360,400	5,635
Toshiba Corp.	1,000,000	4,634
Spirax-Sarco Engineering PLC	74,600	3,418
		135,256
American Funds Insurance Series — New World Fund — Page 29 of 168

unaudited
Common stocks Telecommunication services 3.14%	Shares	Value (000)
Reliance Communications Ltd.[1]	24,057,631	$38,564
SoftBank Corp.	282,200	19,784
Globe Telecom, Inc.	441,000	15,949
China Telecom Corp. Ltd., Class H	7,084,000	4,343
Hellenic Telecommunications Organization SA1	247,500	3,251
MegaFon OJSC (GDR)[2]	94,300	2,393
MegaFon OJSC (GDR)	28,200	716
		85,000
Materials 2.81%
Tianhe Chemicals Group Ltd.[1,3]	93,706,000	25,089
First Quantum Minerals Ltd.	1,297,000	25,038
Vedanta Resources PLC	572,000	9,259
Holcim Ltd[1]	92,000	6,712
Anhui Conch Cement Co. Ltd., Class H	1,603,500	5,122
Glencore PLC	850,000	4,729
		75,949
Utilities 1.70%
Power Grid Corp. of India Ltd.	7,459,630	16,336
ENN Energy Holdings Ltd.	1,248,000	8,165
Infraestructura Energética Nova, SAB de CV	1,300,000	7,933
Cheung Kong Infrastructure Holdings Ltd.	1,020,000	7,159
China Resources Gas Group Ltd.	2,400,000	6,491
		46,084
Miscellaneous 4.85%
Other common stocks in initial period of acquisition		131,347
Total common stocks (cost: $1,920,924,000)		2,203,782
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,042
Total preferred securities (cost: $570,000)		1,042
Rights & warrants 0.01% Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		126
Total rights & warrants (cost: $129,000)		126
American Funds Insurance Series — New World Fund — Page 30 of 168

unaudited
Bonds, notes & other debt instruments 6.94% Bonds & notes of governments & government agencies outside the U.S. 5.41%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2017	$5,025	$4,320
Brazil (Federal Republic of) 10.00% 2017	BRL2,000	781
Brazil (Federal Republic of) 6.00% 2018[4]	2,501	1,018
Brazil (Federal Republic of) 6.00% 2020[4]	2,876	1,168
Brazil (Federal Republic of) 10.00% 2023	3,010	1,087
Brazil (Federal Republic of) 10.00% 2025	1,990	706
Brazil (Federal Republic of) 6.00% 2045[4]	5,001	1,975
Chilean Government 6.00% 2020	CLP180,000	324
Colombia (Republic of), Series B, 5.00% 2018	COP4,541,700	2,192
Colombia (Republic of), Series B, 7.00% 2022	3,090,000	1,554
Colombia (Republic of), Series B, 6.00% 2028	8,470,300	3,746
Colombia (Republic of) Global 4.375% 2021	$1,100	1,166
Colombia (Republic of) Global 6.125% 2041	1,100	1,294
Croatian Government 6.75% 2019[2]	1,650	1,827
Croatian Government 6.625% 2020	880	972
Croatian Government 6.375% 2021[2]	1,000	1,090
Croatian Government 5.50% 2023[2]	200	207
Dominican Republic 9.04% 2018[2,5]	333	363
Dominican Republic 7.50% 2021[2,5]	1,000	1,130
Dominican Republic 7.50% 2021[5]	250	282
Dominican Republic 8.625% 2027[2,5]	1,150	1,400
Dominican Republic 7.45% 2044[2]	3,060	3,305
Ghana (Republic of) 8.50% 2017	200	215
Ghana (Republic of) 8.125% 2026[2,5]	975	980
Greek Government 2.00%/3.00% 2023[6]	€135	136
Greek Government 2.00%/3.00% 2024[6]	135	133
Greek Government 2.00%/3.00% 2025[6]	135	128
Greek Government 2.00%/3.00% 2026[6]	135	124
Greek Government 2.00%/3.00% 2027[6]	135	121
Greek Government 2.00%/3.00% 2028[6]	135	118
Greek Government 2.00%/3.00% 2029[6]	220	189
Greek Government 2.00%/3.00% 2030[6]	220	185
Greek Government 2.00%/3.00% 2031[6]	220	182
Greek Government 2.00%/3.00% 2032[6]	220	179
Greek Government 2.00%/3.00% 2033[6]	220	177
Greek Government 2.00%/3.00% 2034[6]	220	174
Greek Government 2.00%/3.00% 2035[6]	220	173
Greek Government 2.00%/3.00% 2036[6]	290	226
Greek Government 2.00%/3.00% 2037[6]	290	225
Greek Government 2.00%/3.00% 2038[6]	290	223
Greek Government 2.00%/3.00% 2039[6]	290	221
Greek Government 2.00%/3.00% 2040[6]	290	221
Greek Government 2.00%/3.00% 2041[6]	290	221
Greek Government 2.00%/3.00% 2042[6]	290	221
Hungarian Government 4.00% 2019	$200	204
Hungarian Government 6.25% 2020	3,225	3,600
Hungarian Government 6.375% 2021	1,550	1,748
Hungarian Government 5.375% 2023	890	947
Hungarian Government, Series 23A, 6.00% 2023	HUF155,840	703
Hungarian Government 5.375% 2024	$200	211
Hungarian Government, Series 25B, 5.50% 2025	HUF269,160	1,173
Hungarian Government 7.625% 2041	$10	13
India (Republic of) 7.28% 2019	INR200,000	3,104
Indonesia (Republic of) 5.875% 2020	$3,400	3,744
Indonesia (Republic of) 4.875% 2021[2]	3,000	3,135
American Funds Insurance Series — New World Fund — Page 31 of 168

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	$1,223
Indonesia (Republic of) 5.25% 2042	$1,100	1,067
Indonesia (Republic of) 4.625% 2043	500	442
Indonesia (Republic of) 6.75% 2044	645	756
Indonesia (Republic of) 6.75% 2044[2]	500	586
Kenya (Republic of) 6.875% 2024[2]	2,250	2,373
Morocco Government 4.25% 2022	600	598
Morocco Government 4.25% 2022[2]	250	249
Morocco Government 5.50% 2042	2,300	2,309
Nigeria (Republic of) 5.125% 2018[2]	475	492
Nigeria (Republic of) 16.00% 2019	NGN160,000	1,119
Nigeria (Republic of) 6.75% 2021[2]	$910	998
Nigeria (Republic of) 6.375% 2023	2,200	2,368
Nigeria (Republic of) 6.375% 2023[2]	235	253
Panama (Republic of) Global 8.875% 2027	300	430
Panama (Republic of) Global 9.375% 2029	1,148	1,708
Panama (Republic of) Global 6.70% 2036[5]	859	1,059
Peru (Republic of) 8.375% 2016	1,706	1,900
Peru (Republic of) 8.75% 2033	864	1,318
Peru (Republic of) 6.55% 2037[5]	782	989
Philippines (Republic of) 4.95% 2021	PHP129,000	3,044
Philippines (Republic of) 5.50% 2026	$1,000	1,152
Philippines (Republic of) 7.75% 2031	2,235	3,115
Philippines (Republic of) 6.25% 2036	PHP50,000	1,176
Polish Government, Series 1021, 5.75% 2021	PLN4,200	1,511
Polish Government 5.00% 2022	$1,100	1,211
Polish Government, Series 102, 4.00% 2023	PLN3,800	1,240
Polish Government 4.00% 2024	$1,650	1,704
Russian Federation 6.20% 2018	RUB120,950	2,807
Russian Federation 7.50% 2030[5]	$2,260	2,537
Russian Federation 7.50% 2030[2,5]	2,231	2,505
Slovenia (Republic of) 4.75% 2018[2]	610	653
Slovenia (Republic of) 4.125% 2019[2]	200	209
Slovenia (Republic of) 5.85% 2023[2]	2,690	3,006
Slovenia (Republic of) 5.85% 2023	300	335
South Africa (Republic of) 5.50% 2020	200	216
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR22,525	1,952
South Africa (Republic of) 4.665% 2024	$950	962
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR29,800	1,989
Turkey (Republic of) 4.557% 2018[2]	$785	811
Turkey (Republic of) 6.30% 2018	TRY1,200	480
Turkey (Republic of) 3.50% 2019[4]	1,062	498
Turkey (Republic of) 10.50% 2020	1,225	563
Turkey (Republic of) 3.00% 2021[4]	376	618
Turkey (Republic of) 5.625% 2021	$2,500	2,669
Turkey (Republic of) 6.75% 2040	2,000	2,275
Turkey (Republic of) 6.00% 2041	1,300	1,350
United Mexican States Government, Series M, 5.00% 2017	MXN10,000	758
United Mexican States Government, Series M10, 7.75% 2017	10,000	813
United Mexican States Government 4.00% 2019[4]	18,133	1,497
United Mexican States Government 2.50% 2020[4]	18,133	1,376
United Mexican States Government, Series M, 6.50% 2021	34,400	2,684
United Mexican States Government, Series M20, 10.00% 2024	23,500	2,264
United Mexican States Government 4.00% 2040[4]	15,025	1,197
United Mexican States Government Global, Series A, 5.625% 2017	$1,152	1,260
American Funds Insurance Series — New World Fund — Page 32 of 168

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government Global, Series A, 5.125% 2020	$3,210	$3,571
United Mexican States Government Global, Series A, 3.625% 2022	2,100	2,140
United Mexican States Government Global, Series A, 4.00% 2023	500	517
United Mexican States Government Global, Series A, 6.05% 2040	1,280	1,517
United Mexican States Government Global 5.55% 2045	2,200	2,450
Uruguay (Republic of) 5.00% 2018[4]	UYU13,621	599
Uruguay (Republic of) 4.375% 2028[4,5]	12,970	590
Venezuela (Republic of) 9.25% 2027	$2,540	1,772
Venezuela (Republic of) 9.25% 2028	750	497
Zambia (Republic of) 5.375% 2022	1,450	1,385
Zambia (Republic of) 8.50% 2024[2]	1,200	1,366
		146,339
Corporate bonds & notes 0.89% Energy 0.35%
Ecopetrol SA 5.875% 2023	325	359
Ecopetrol SA 5.875% 2045	250	255
Gazprom OJSC 5.092% 2015[2]	1,275	1,299
Gazprom OJSC 6.51% 2022[2]	600	613
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,098
Petróleos Mexicanos 5.50% 2021	845	934
Petróleos Mexicanos 4.875% 2022	1,435	1,528
Petróleos Mexicanos 3.50% 2023	420	405
Petróleos Mexicanos 6.50% 2041	500	581
Petróleos Mexicanos 5.50% 2044	425	436
PTT Exploration & Production Ltd. 5.692% 2021[2]	400	451
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	433	470
		9,429
Utilities 0.23%
AES Panamá, SA 6.35% 2016[2]	1,100	1,105
CEZ, a s 4.25% 2022[2]	945	1,002
Eskom Holdings Ltd. 5.75% 2021[2]	2,985	3,023
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	1,013
		6,143
Financials 0.18%
Banco de Crédito del Perú 5.375% 2020[2]	100	109
Bank of India 3.625% 2018[2]	700	713
BBVA Bancomer SA 6.50% 2021[2]	1,075	1,177
HSBK (Europe) BV 7.25% 2021[2]	1,125	1,224
Magyar Export-Import Bank 4.00% 2020[2]	1,005	999
VEB Finance Ltd. 6.902% 2020	600	609
		4,831
Telecommunication services 0.08%
Digicel Group Ltd. 8.25% 2020[2]	600	621
Digicel Group Ltd. 6.00% 2021[2]	750	744
Digicel Group Ltd. 7.125% 2022[2]	800	801
		2,166
American Funds Insurance Series — New World Fund — Page 33 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.05%	Principal amount (000)	Value (000)
Brunswick Rail Finance Ltd. 6.50% 2017	$850	$792
Brunswick Rail Finance Ltd. 6.50% 2017[2]	550	513
		1,305
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	126
Total corporate bonds & notes		24,000
U.S. Treasury bonds & notes 0.64% U.S. Treasury 0.64%
U.S. Treasury 4.00% 2015	$17,200	17,454
Total U.S. Treasury bonds & notes		17,454
Total bonds, notes & other debt instruments (cost: $185,135,000)		187,793
Short-term securities 11.81%
American Honda Finance Corp. 0.12% due 12/4/2014	15,000	14,997
CAFCO, LLC 0.11% due 10/24/2014	12,900	12,899
Fannie Mae 0.03% due 12/17/2014	25,000	24,999
Federal Home Loan Bank 0.08%—0.11% due 10/8/2014—2/4/2015	50,150	50,146
Freddie Mac 0.08% due 12/4/2014	8,800	8,800
General Electric Co. 0.06% due 10/1/2014	14,500	14,500
GlaxoSmithKline Finance PLC 0.09% due 10/21/2014[2]	20,600	20,598
IBM Corp. 0.10% due 12/5/2014[2]	24,600	24,597
National Australia Funding (Delaware) Inc. 0.13%—0.15% due 10/2/2014—10/14/2014[2]	31,100	31,099
National Rural Utilities Cooperative Finance Corp. 0.09% due 10/20/2014	25,800	25,798
Nordea North America, Inc. 0.18% due 1/8/2015[2]	12,300	12,294
Québec (Province of) 0.10% due 10/7/2014[2]	15,000	15,000
Sumitomo Mitsui Banking Corp. 0.15% due 11/13/2014[2]	9,500	9,498
Svenska Handelsbanken Inc. 0.20% due 2/20/2015[2]	20,000	19,982
Victory Receivables Corp. 0.15% due 10/2/2014—11/18/2014[2]	34,400	34,394
Total short-term securities (cost: $319,595,000)		319,601
Total investment securities 100.23% (cost: $2,426,353,000)		2,712,344
Other assets less liabilities (0.23)%		(6,100)
Net assets 100.00%		$2,706,244
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 34 of 168

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $36,567,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Brazilian reais	10/17/2014	Citibank	$2,629	BRL6,050	$170
Brazilian reais	10/17/2014	JPMorgan Chase	$648	BRL1,500	38
Brazilian reais	11/4/2014	Barclays Bank PLC	$1,709	BRL3,950	111
Colombian pesos	10/15/2014	Citibank	$876	COP1,742,013	17
Colombian pesos	10/17/2014	Citibank	$2,579	COP5,083,450	72
Colombian pesos	10/20/2014	Barclays Bank PLC	$1,560	COP3,095,500	34
Colombian pesos	11/14/2014	JPMorgan Chase	$1,607	COP3,176,125	45
Euros	10/15/2014	Bank of America, N.A.	$896	€694	20
Euros	10/27/2014	JPMorgan Chase	$1,800	€1,400	32
Euros	11/12/2014	HSBC Bank	$129	€100	3
Hungarian forints	10/20/2014	HSBC Bank	$1,198	HUF291,600	14
Indonesian rupiah	10/16/2014	Barclays Bank PLC	$633	IDR7,540,150	16
Indonesian rupiah	11/14/2014	Citibank	$396	IDR4,714,400	12
Japanese yen	10/27/2014	UBS AG	$1,240	¥135,000	9
Mexican pesos	10/10/2014	HSBC Bank	$1,254	MXN16,500	26
Mexican pesos	10/21/2014	UBS AG	$4,548	MXN60,200	72
Mexican pesos	11/12/2014	UBS AG	$2,738	MXN36,300	44
Philippine pesos	10/20/2014	Barclays Bank PLC	$1,445	PHP64,100	17
Philippine pesos	11/12/2014	Barclays Bank PLC	$2,105	PHP92,650	43
Polish zloty	10/21/2014	UBS AG	$746	PLN2,425	14
Polish zloty	11/12/2014	HSBC Bank	$460	PLN1,500	8
Russian rubles	10/6/2014	JPMorgan Chase	$1,532	RUB56,975	95
Russian rubles	11/12/2014	Citibank	$884	RUB33,475	46
Turkish lira	10/16/2014	UBS AG	$620	TRY1,375	19
Turkish lira	11/12/2014	Citibank	$382	TRY850	13
					$990
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $253,091,000, which represented 9.35% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,951,000, which represented .96% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Step bond; coupon rate will increase at a later date.

Key to abbreviations and symbols
ADR = American Depositary Receipts	HUF = Hungarian forints	PHP = Philippine pesos
GDR = Global Depositary Receipts	IDR = Indonesian rupiah	PLN = Polish zloty
BRL = Brazilian reais	INR = Indian rupees	RUB = Russian rubles
CLP = Chilean pesos	¥ = Japanese yen	TRY = Turkish lira
COP = Colombian pesos	MXN = Mexican pesos	UYU = Uruguayan pesos
€ = Euros	NGN = Nigerian naira	ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 35 of 168

Blue Chip Income and Growth FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 95.74% Health care 17.75%	Shares	Value (000)
Gilead Sciences, Inc.[1]	3,853,000	$410,152
Amgen Inc.	2,694,600	378,484
AbbVie Inc.	1,664,800	96,159
Medtronic, Inc.	1,375,000	85,181
Novartis AG (ADR)	708,500	66,691
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	64,607
Bristol-Myers Squibb Co.	1,125,000	57,577
Abbott Laboratories	850,000	35,352
Merck & Co., Inc.	500,000	29,640
		1,223,843
Information technology 15.66%
Apple Inc.	2,742,677	276,325
Western Union Co.	8,225,000	131,929
Cisco Systems, Inc.	5,015,000	126,227
Texas Instruments Inc.	2,630,000	125,425
Broadcom Corp., Class A	2,305,000	93,168
Oracle Corp.	2,395,000	91,681
Google Inc., Class A1	66,760	39,282
Google Inc., Class C1	57,760	33,348
Microsoft Corp.	1,400,000	64,904
International Business Machines Corp.	330,000	62,644
Intel Corp.	1,000,000	34,820
		1,079,753
Industrials 13.43%
General Dynamics Corp.	1,130,000	143,612
CSX Corp.	3,372,000	108,106
United Parcel Service, Inc., Class B	850,000	83,547
Union Pacific Corp.	750,000	81,315
Norfolk Southern Corp.	592,800	66,156
General Electric Co.	2,400,000	61,488
Illinois Tool Works Inc.	650,000	54,873
United Technologies Corp.	500,000	52,800
Rockwell Automation	450,000	49,446
Caterpillar Inc.	475,000	47,039
Cummins Inc.	338,100	44,622
Komatsu Ltd. (ADR)	1,645,000	38,098
Eaton Corp. PLC	600,000	38,022
Waste Management, Inc.	600,000	28,518
PACCAR Inc	500,000	28,438
		926,080
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 168

unaudited
Common stocks Consumer staples 12.45%	Shares	Value (000)
Altria Group, Inc.	4,654,000	$213,805
Philip Morris International Inc.	2,497,400	208,283
Kraft Foods Group, Inc.	1,076,666	60,724
Mondelez International, Inc.	1,580,000	54,139
Kimberly-Clark Corp.	500,000	53,785
Coca-Cola Co.	1,250,000	53,325
SABMiller PLC (ADR)	940,000	52,226
Unilever NV (New York registered)	1,240,232	49,213
ConAgra Foods, Inc.	1,200,000	39,648
PepsiCo, Inc.	400,000	37,236
Kellogg Co.	592,000	36,467
		858,851
Telecommunication services 9.25%
Verizon Communications Inc.	7,331,339	366,493
CenturyLink, Inc.	4,908,135	200,694
AT&T Inc.	2,000,000	70,480
		637,667
Consumer discretionary 6.64%
Johnson Controls, Inc.	3,546,000	156,024
Darden Restaurants, Inc.	2,045,000	105,236
General Motors Co.	2,000,000	63,880
Las Vegas Sands Corp.	884,000	54,993
Wynn Resorts, Ltd.	236,000	44,151
Royal Caribbean Cruises Ltd.	500,000	33,645
		457,929
Utilities 6.33%
Exelon Corp.	4,495,854	153,264
FirstEnergy Corp.	3,544,200	118,979
PG&E Corp.	2,413,000	108,681
Southern Co.	1,000,000	43,650
Xcel Energy Inc.	250,000	7,600
NextEra Energy, Inc.	50,000	4,694
		436,868
Energy 4.87%
Canadian Natural Resources, Ltd.	2,311,000	89,759
Royal Dutch Shell PLC, Class B (ADR)	750,000	59,340
Cabot Oil & Gas Corp.	1,790,000	58,515
Exxon Mobil Corp.	546,300	51,380
Kinder Morgan, Inc.	1,000,000	38,340
Chevron Corp.	270,000	32,216
Baker Hughes Inc.	93,800	6,103
		335,653
Financials 3.59%
JPMorgan Chase & Co.	2,030,000	122,287
American International Group, Inc.	998,000	53,912
Goldman Sachs Group, Inc.	216,500	39,743
HSBC Holdings PLC (ADR)	618,749	31,482
		247,424
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 168

unaudited
Common stocks Materials 3.08%	Shares	Value (000)
Praxair, Inc.	688,000	$88,752
Dow Chemical Co.	850,000	44,574
Monsanto Co.	375,000	42,191
Celanese Corp., Series A	350,000	20,482
International Flavors & Fragrances Inc.	168,000	16,108
		212,107
Miscellaneous 2.69%
Other common stocks in initial period of acquisition		185,670
Total common stocks (cost: $4,817,964,000)		6,601,845
Short-term securities 4.34%	Principal amount (000)
Abbott Laboratories 0.10% due 10/24/2014[2]	$ 8,200	8,200
CAFCO, LLC 0.11% due 10/24/2014	22,100	22,098
Chevron Corp. 0.10% due 12/16/2014[2]	23,600	23,592
Coca-Cola Co. 0.17% due 11/19/2014[2]	20,300	20,298
Federal Farm Credit Banks 0.08% due 11/21/2014	16,800	16,800
Federal Home Loan Bank 0.04%—0.12% due 10/3/2014—5/15/2015	177,010	177,004
General Electric Co. 0.06% due 10/1/2014	4,700	4,700
IBM Corp. 0.08% due 10/1/2014[2]	16,700	16,700
Jupiter Securitization Co., LLC 0.27% due 4/27/2015[2]	10,000	9,984
Total short-term securities (cost: $299,367,000)		299,376
Total investment securities 100.08% (cost: $5,117,331,000)		6,901,221
Other assets less liabilities (0.08)%		(5,508)
Net assets 100.00%		$6,895,713
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $78,774,000, which represented 1.14% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 38 of 168

Global Growth and Income FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 93.92% Financials 21.15%	Shares	Value (000)
AXA SA	1,884,360	$46,435
CME Group Inc., Class A	385,500	30,823
Banco Santander, SA1	2,719,884	26,146
Wells Fargo & Co.	445,000	23,082
JPMorgan Chase & Co.	355,000	21,385
Suncorp Group Ltd.	1,495,191	18,380
Shinsei Bank, Ltd.	8,060,000	17,270
Bankia, SA1	8,354,000	15,595
Sun Hung Kai Properties Ltd.	1,094,201	15,515
Oaktree Capital Group, LLC	285,000	14,564
BNP Paribas SA	194,031	12,871
ICICI Bank Ltd. (ADR)	255,000	12,521
McGraw Hill Financial, Inc.	145,500	12,288
Sumitomo Mitsui Financial Group, Inc.	280,000	11,414
Howard Hughes Corp.[1]	75,000	11,250
Goldman Sachs Group, Inc.	55,200	10,133
W. R. Berkley Corp.	200,000	9,560
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	678,997	9,187
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,140,000	8,559
Fairfax Financial Holdings Ltd.	19,000	8,513
Blackstone Group LP	270,000	8,500
Metropolitan Bank & Trust Co.	4,200,000	8,123
American Express Co.	92,000	8,054
KeyCorp	535,000	7,132
AIA Group Ltd.	1,220,000	6,308
ORIX Corp.	450,000	6,208
HSBC Holdings PLC (GBP denominated)	600,000	6,090
Deutsche Bank AG	131,611	4,617
Prudential PLC	200,000	4,461
Tokyo Tatemono Co., Ltd.	450,000	3,639
Macquarie International Infrastructure Fund Ltd.	36,200,164	2,554
Equity Residential	16,500	1,016
CenterState Banks, Inc.	60,945	631
		402,824
Information technology 11.51%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,710,800	54,087
Microsoft Corp.	922,000	42,744
Google Inc., Class C1	23,850	13,770
Google Inc., Class A1	18,400	10,827
Cisco Systems, Inc.	920,000	23,156
ASM Pacific Technology Ltd.	1,477,000	14,618
Avago Technologies Ltd.	125,000	10,875
TE Connectivity Ltd.	175,000	9,676
STMicroelectronics NV	1,250,000	9,662
Alcatel-Lucent[1]	2,450,000	7,603
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 168

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Nintendo Co., Ltd.	60,000	$6,527
Halma PLC	610,000	6,052
Quanta Computer Inc.	2,149,910	5,456
Wirecard AG	110,000	4,065
		219,118
Industrials 11.46%
United Continental Holdings, Inc.[1]	650,000	30,413
Lockheed Martin Corp.	150,000	27,417
Geberit AG1	60,000	19,407
Abertis Infraestructuras, SA, Class A	969,750	19,157
Meggitt PLC	2,519,290	18,428
Airbus Group NV	284,000	17,871
Masco Corp.	700,000	16,744
Rickmers Maritime[2]	54,840,000	12,896
Iron Mountain Inc.	268,595	8,770
Ryanair Holdings PLC (ADR)[1]	145,000	8,182
Delta Air Lines, Inc.	220,000	7,953
Caterpillar Inc.	60,000	5,942
Union Pacific Corp.	52,000	5,638
Wolseley PLC	100,000	5,256
United Technologies Corp.	42,000	4,435
Cummins Inc.	30,000	3,959
Randstad Holding NV	83,817	3,902
ASSA ABLOY AB, Class B	36,000	1,859
		218,229
Consumer discretionary 11.40%
D.R. Horton, Inc.	1,000,000	20,520
Carnival Corp., units	475,000	19,081
HUGO BOSS AG	150,000	18,749
Home Depot, Inc.	178,000	16,330
Amazon.com, Inc.[1]	49,400	15,929
Honda Motor Co., Ltd.	438,000	15,176
Comcast Corp., Class A	255,000	13,714
Toll Brothers, Inc.[1]	400,000	12,464
Twenty-First Century Fox, Inc., Class A	335,000	11,487
Toyota Motor Corp.	156,000	9,193
Daily Mail and General Trust PLC, Class A, nonvoting	695,000	8,630
Zee Entertainment Enterprises Ltd.	1,620,000	8,240
Don Quijote Holdings Co., Ltd.	140,000	8,029
OPAP SA	555,000	7,255
Carnival PLC	165,000	6,591
ProSiebenSat.1 Media AG	155,000	6,177
Liberty Global PLC, Class C1	103,008	4,225
Liberty Global PLC, Class A1	41,312	1,757
Walt Disney Co.	60,000	5,342
SES SA, Class A (FDR)	150,000	5,186
adidas AG	40,700	3,046
		217,121
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 168

unaudited
Common stocks Health care 11.03%	Shares	Value (000)
Merck & Co., Inc.	1,457,900	$86,424
Novartis AG	349,000	32,955
Vertex Pharmaceuticals Inc.[1]	238,877	26,828
Pfizer Inc.	451,000	13,336
Novo Nordisk A/S, Class B	197,500	9,450
Takeda Pharmaceutical Co. Ltd.	200,000	8,695
AstraZeneca PLC	114,500	8,244
Regeneron Pharmaceuticals, Inc.[1]	18,000	6,489
UnitedHealth Group Inc.	75,000	6,469
Roche Holding AG	20,000	5,931
Thermo Fisher Scientific Inc.	42,000	5,112
		209,933
Telecommunication services 6.90%
Orange	1,970,000	29,622
MTN Group Ltd.	1,100,000	23,235
TalkTalk Telecom Group PLC	3,920,000	19,001
AT&T Inc.	525,000	18,501
Globe Telecom, Inc.	399,695	14,455
Verizon Communications Inc. (CDI)	241,758	12,127
KDDI Corp.	170,000	10,219
Vodafone Group PLC	1,264,546	4,190
		131,350
Consumer staples 5.78%
British American Tobacco PLC	338,500	19,108
Philip Morris International Inc.	175,000	14,595
Imperial Tobacco Group PLC	325,000	14,036
Procter & Gamble Co.	155,000	12,980
Alimentation Couche-Tard Inc., Class B	250,000	7,994
Unilever NV, depository receipts	200,000	7,965
Nestlé SA	79,700	5,865
Associated British Foods PLC	130,000	5,646
PepsiCo, Inc.	60,000	5,585
Shiseido Co., Ltd.	335,000	5,527
Seven & i Holdings Co., Ltd.	120,000	4,654
LAWSON, INC.	53,000	3,706
Avon Products, Inc.	190,000	2,394
		110,055
Utilities 4.47%
EDP - Energias de Portugal, SA	4,220,000	18,416
Exelon Corp.	500,000	17,045
NRG Yield, Inc., Class A	337,800	15,894
ENN Energy Holdings Ltd.	2,194,000	14,354
National Grid PLC	647,843	9,326
PG&E Corp.	90,500	4,076
NextEra Energy Partners, LP, restricted-voting shares[1]	94,100	3,264
Power Assets Holdings Ltd.	315,500	2,789
		85,164
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 168

unaudited
Common stocks Materials 4.01%	Shares	Value (000)
Potash Corp. of Saskatchewan Inc.	835,400	$28,871
Dow Chemical Co.	175,000	9,177
Nucor Corp.	150,000	8,142
BASF SE	68,000	6,238
Rio Tinto PLC	113,000	5,553
Impala Platinum Holdings Ltd.[1]	685,648	5,287
Cliffs Natural Resources Inc.	431,000	4,474
Fletcher Building Ltd.	550,000	3,770
E.I. du Pont de Nemours and Co.	50,000	3,588
ALROSA OJSC	1,425,000	1,278
		76,378
Energy 3.29%
Royal Dutch Shell PLC, Class A (ADR)	130,000	9,897
Coal India Ltd.	1,500,000	8,291
Enbridge Inc.	155,527	7,445
Crescent Point Energy Corp.	180,000	6,496
Noble Energy, Inc.	90,000	6,152
Oil Search Ltd.	763,999	5,967
Peyto Exploration & Development Corp.	157,000	4,954
BG Group PLC	240,000	4,435
Chevron Corp.	36,800	4,391
Plains GP Holdings, LP, Class A	96,200	2,949
PrairieSky Royalty Ltd.	53,900	1,696
		62,673
Miscellaneous 2.92%
Other common stocks in initial period of acquisition		55,665
Total common stocks (cost: $1,482,717,000)		1,788,510
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	441
Total preferred securities (cost: $256,000)		441
Rights & warrants 0.01% Financials 0.01%
Sun Hung Kai Properties Ltd, warrants, expire 2016[1]	51,071	85
Total rights & warrants (cost: $0)		85
Convertible bonds 0.06% Consumer discretionary 0.06%	Principal amount (000)
MGM Resorts International 4.25% convertible notes 2015	$939	1,185
Total convertible bonds (cost: $917,000)		1,185
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 168

unaudited
Bonds, notes & other debt instruments 0.74% U.S. Treasury bonds & notes 0.38% U.S. Treasury 0.38%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$6,805	$6,814
U.S. Treasury 0.25% 2015	400	400
Total U.S. Treasury bonds & notes		7,214
Corporate bonds & notes 0.36% Consumer discretionary 0.29%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,508
Telecommunication services 0.07%
NII Capital Corp. 8.875% 2019	575	172
NII Capital Corp. 11.375% 2019[3,4]	800	542
NII Capital Corp. 7.625% 2021	3,625	707
		1,421
Total corporate bonds & notes		6,929
Total bonds, notes & other debt instruments (cost: $16,343,000)		14,143
Short-term securities 4.56%
Electricité de France 0.17%—0.18% due 10/2/2014—10/3/2014[3]	9,100	9,100
Federal Home Loan Bank 0.07% due 10/8/2014	15,600	15,600
General Electric Co. 0.06% due 10/1/2014	21,600	21,600
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 11/18/2014[3]	17,400	17,396
PepsiCo Inc. 0.09% due 10/15/2014[3]	10,000	9,999
Sumitomo Mitsui Banking Corp. 0.14% due 11/3/2014[3]	13,200	13,198
Total short-term securities (cost: $86,893,000)		86,893
Total investment securities 99.31% (cost: $1,587,126,000)		1,891,257
Other assets less liabilities 0.69%		13,122
Net assets 100.00%		$1,904,379
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $16,273,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	10/31/2014	Citibank	$3,356	A$3,840	$1
Euros	10/31/2014	Citibank	$7,999	€6,300	40
Japanese yen	10/6/2014	Bank of America, N.A.	$1,999	¥210,000	84
Japanese yen	10/10/2014	JPMorgan Chase	$11,331	¥1,150,000	845
					$970
American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 168

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
Rickmers Maritime	54,840,000	—	—	54,840,000	$987	$12,896
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,235,000, which represented 2.64% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depository Receipts
A$ = Australian dollars
€= Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 44 of 168

Growth-Income FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 93.18% Health care 16.89%	Shares	Value (000)
Gilead Sciences, Inc.[1]	8,745,850	$930,996
Amgen Inc.	5,356,100	752,318
Alexion Pharmaceuticals, Inc.[1]	1,590,000	263,654
Merck & Co., Inc.	3,626,080	214,954
Stryker Corp.	2,185,011	176,440
Illumina, Inc.[1]	1,042,000	170,805
Edwards Lifesciences Corp.[1]	1,528,900	156,177
Humana Inc.	1,193,600	155,514
UnitedHealth Group Inc.	1,766,396	152,352
Hologic, Inc.[1]	5,661,300	137,739
Cardinal Health, Inc.	1,800,000	134,856
Quest Diagnostics Inc.	1,939,800	117,707
Biogen Idec Inc.[1]	355,500	117,603
Endo International PLC[1]	1,671,000	114,196
Express Scripts Holding Co.[1]	1,372,500	96,940
Bayer AG	632,000	88,526
AbbVie Inc.	1,440,000	83,174
Thermo Fisher Scientific Inc.	636,000	77,401
Pfizer Inc.	1,995,851	59,017
St. Jude Medical, Inc.	893,081	53,701
BioMarin Pharmaceutical Inc.[1]	725,000	52,316
Novartis AG	485,150	45,811
Boston Scientific Corp.[1]	2,900,000	34,249
Abbott Laboratories	781,800	32,515
		4,218,961
Information technology 16.09%
Google Inc., Class A1	582,700	342,867
Google Inc., Class C1	577,600	333,483
Texas Instruments Inc.	12,199,259	581,783
Oracle Corp.	11,173,700	427,729
Microsoft Corp.	8,590,000	398,232
Apple Inc.	2,695,700	271,592
Yahoo! Inc.[1]	5,038,000	205,298
Intuit Inc.	1,989,400	174,371
Accenture PLC, Class A	1,968,500	160,078
Broadcom Corp., Class A	3,201,500	129,405
Intel Corp.	3,000,000	104,460
SAP SE	1,439,500	103,817
Autodesk, Inc.[1]	1,800,000	99,180
KLA-Tencor Corp.	1,250,000	98,475
Tata Consultancy Services Ltd.	2,200,000	97,483
Automatic Data Processing, Inc.	1,077,300	89,502
Adobe Systems Inc.[1]	1,220,000	84,412
VeriSign, Inc.[1]	1,270,000	70,002
Mobileye NV1	985,200	52,797
American Funds Insurance Series — Growth-Income Fund — Page 45 of 168

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
NetApp, Inc.	1,213,690	$52,140
Linear Technology Corp.	900,000	39,951
Computer Sciences Corp.	623,000	38,096
Motorola Solutions, Inc.	450,000	28,476
First Solar, Inc.[1]	170,000	11,188
Nintendo Co., Ltd.	75,000	8,158
Verint Systems Inc.[1]	125,924	7,003
Western Union Co.	400,000	6,416
Comverse, Inc.[1]	97,000	2,166
		4,018,560
Consumer discretionary 12.97%
Amazon.com, Inc.[1]	2,008,800	647,718
Home Depot, Inc.	3,950,000	362,373
Comcast Corp., Class A	4,727,500	254,245
Comcast Corp., Class A, special nonvoting shares	1,000,000	53,500
Time Warner Inc.	3,724,999	280,157
General Motors Co.	6,949,708	221,974
Royal Caribbean Cruises Ltd.	1,983,000	133,436
Carnival Corp., units	3,320,000	133,364
Netflix, Inc.[1]	282,300	127,368
Newell Rubbermaid Inc.	3,595,000	123,704
Johnson Controls, Inc.	2,437,730	107,260
Garmin Ltd.	1,691,850	87,959
Fiat SpA[1]	9,000,000	86,847
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	79,475
Sirius XM Holdings Inc.[1]	21,377,000	74,606
Daimler AG	949,800	72,854
Ryohin Keikaku Co., Ltd.	604,500	72,038
Bajaj Auto Ltd.	1,888,000	71,888
Twenty-First Century Fox, Inc., Class A	2,006,200	68,793
NIKE, Inc., Class B	602,600	53,752
Cedar Fair, LP	998,000	47,176
Delphi Automotive PLC	747,500	45,852
Marks and Spencer Group PLC	4,879,000	32,002
Motors Liquidation Co. GUC Trust[1]	21,864	535
		3,238,876
Industrials 9.39%
General Dynamics Corp.	2,090,000	265,618
CSX Corp.	8,124,200	260,462
Precision Castparts Corp.	889,400	210,681
Nielsen NV	4,401,039	195,098
Waste Management, Inc.	3,138,000	149,149
Union Pacific Corp.	1,181,200	128,066
Towers Watson & Co., Class A	1,127,802	112,216
Cummins Inc.	801,000	105,716
Schneider Electric SE	1,301,100	99,916
Siemens AG (ADR)	391,000	46,556
Siemens AG	378,400	45,103
Rockwell Automation	804,382	88,385
Caterpillar Inc.	884,733	87,615
Iron Mountain Inc.	2,396,742	78,254
Norfolk Southern Corp.	685,000	76,446
Verisk Analytics, Inc., Class A1	1,100,000	66,979
American Funds Insurance Series — Growth-Income Fund — Page 46 of 168

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
3M Co.	442,700	$62,722
United Parcel Service, Inc., Class B	621,400	61,077
Republic Services, Inc.	1,430,000	55,799
United Technologies Corp.	494,300	52,198
ABB Ltd	1,820,500	40,960
Lockheed Martin Corp.	163,500	29,885
Textron Inc.	716,800	25,798
		2,344,699
Energy 8.73%
Schlumberger Ltd.	2,755,000	280,156
ConocoPhillips	3,334,460	255,153
EOG Resources, Inc.	2,303,300	228,073
Royal Dutch Shell PLC, Class A (ADR)	2,940,000	223,822
Chevron Corp.	1,481,200	176,737
Plains GP Holdings, LP, Class A	5,144,100	157,666
Baker Hughes Inc.	2,336,300	152,000
FMC Technologies, Inc.[1]	2,709,300	147,142
Apache Corp.	1,370,000	128,602
BP PLC	13,619,409	100,118
Golar LNG Ltd.	1,220,000	81,008
Devon Energy Corp.	1,000,000	68,180
Tullow Oil PLC	6,204,000	64,821
BG Group PLC	2,700,000	49,899
Eni SpA	1,967,000	46,881
Cobalt International Energy, Inc.[1]	1,465,200	19,927
		2,180,185
Financials 7.67%
State Street Corp.	2,534,500	186,565
Marsh & McLennan Companies, Inc.	3,426,100	179,322
Crown Castle International Corp.	2,143,600	172,624
Goldman Sachs Group, Inc.	853,000	156,585
JPMorgan Chase & Co.	2,455,300	147,907
Wells Fargo & Co.	2,410,900	125,053
Weyerhaeuser Co.	3,784,541	120,576
Principal Financial Group, Inc.	2,200,000	115,434
HSBC Holdings PLC (HKD denominated)	7,241,433	74,188
HSBC Holdings PLC (ADR)	769,270	39,140
Prudential Financial, Inc.	1,112,121	97,800
Intercontinental Exchange, Inc.	463,533	90,412
American International Group, Inc.	1,665,000	89,943
Barclays PLC	20,543,750	75,751
Aon PLC, Class A	725,700	63,622
U.S. Bancorp	1,235,000	51,660
Moody’s Corp.	447,458	42,285
Bank of New York Mellon Corp.	805,000	31,178
Citigroup Inc.	600,000	31,092
UBS AG	1,343,666	23,448
		1,914,585
American Funds Insurance Series — Growth-Income Fund — Page 47 of 168

unaudited
Common stocks Materials 7.26%	Shares	Value (000)
Celanese Corp., Series A	5,930,400	$347,047
Dow Chemical Co.	6,573,500	344,714
Monsanto Co.	1,780,243	200,295
Praxair, Inc.	1,235,624	159,396
Mosaic Co.	2,903,500	128,945
Freeport-McMoRan Inc.	3,825,800	124,912
Vale SA, Class A, preferred nominative (ADR)	12,178,800	118,256
Valspar Corp.	1,433,600	113,240
Rio Tinto PLC	1,742,000	85,611
Rockwood Holdings, Inc.	960,600	73,438
International Flavors & Fragrances Inc.	725,200	69,532
Koninklijke DSM NV	419,424	25,881
ArcelorMittal	1,675,000	23,060
		1,814,327
Consumer staples 6.72%
Philip Morris International Inc.	5,642,100	470,551
Coca-Cola Co.	4,708,400	200,860
Altria Group, Inc.	3,876,700	178,096
CVS/Caremark Corp.	1,670,000	132,915
Herbalife Ltd.	2,360,000	103,250
Pernod Ricard SA	826,600	93,587
PepsiCo, Inc.	998,419	92,943
L’Oréal SA, non-registered shares	570,000	90,496
Walgreen Co.	1,500,000	88,905
Asahi Group Holdings, Ltd.	3,000,000	86,793
Avon Products, Inc.	4,917,000	61,954
Mondelez International, Inc.	1,774,400	60,800
Keurig Green Mountain, Inc.	143,000	18,609
		1,679,759
Telecommunication services 1.71%
Verizon Communications Inc.	6,221,501	311,013
CenturyLink, Inc.	2,256,075	92,251
T-Mobile US, Inc.[1]	860,000	24,828
		428,092
Utilities 0.92%
Sempra Energy	1,455,000	153,328
Exelon Corp.	2,263,650	77,168
		230,496
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		1,207,125
Total common stocks (cost: $15,371,162,000)		23,275,665
Rights & warrants 0.01% Consumer discretionary 0.01%
General Motors Co., Series A, warrants, expire 2016[1]	83,378	1,866
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,205
Total rights & warrants (cost: $3,908,000)		3,071
American Funds Insurance Series — Growth-Income Fund — Page 48 of 168

unaudited
Convertible stocks 0.03% Financials 0.03%	Shares	Value (000)
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[2]	6,000	$8,460
Total convertible stocks (cost: $6,000,000)		8,460
Convertible bonds 0.31% Industrials 0.19%	Principal amount (000)
United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610	46,451
Information technology 0.12%
VeriSign, Inc. 3.25% convertible note 2037	18,020	30,375
Total convertible bonds (cost: $47,777,000)		76,826
Bonds, notes & other debt instruments 0.17% Corporate bonds & notes 0.11% Telecommunication services 0.08%
Sprint Nextel Corp. 9.125% 2017	13,000	14,690
Sprint Nextel Corp. 11.50% 2021	3,700	4,755
		19,445
Financials 0.03%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	8,214	8,957
Total corporate bonds & notes		28,402
U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.25% 2015	14,925	14,944
Total U.S. Treasury bonds & notes		14,944
Total bonds, notes & other debt instruments (cost: $40,154,000)		43,346
Short-term securities 6.25%
3M Co. 0.08% due 10/20/2014[4]	21,300	21,299
Abbott Laboratories 0.10% due 11/12/2014[4]	35,000	34,998
Apple Inc. 0.11%—0.13% due 11/18/2014—1/8/2015[4]	59,600	59,583
Army and Air Force Exchange Service 0.08% due 11/4/2014[4]	4,200	4,200
Chevron Corp. 0.08%—0.12% due 10/16/2014—1/16/2015[4]	80,100	80,074
Coca-Cola Co. 0.17% due 12/5/2014—1/15/2015[4]	65,000	64,985
Fannie Mae 0.08%—0.12% due 12/3/2014—8/3/2015	78,300	78,247
Federal Farm Credit Banks 0.07% due 12/3/2014	41,100	41,098
Federal Home Loan Bank 0.03%—0.14% due 10/15/2014—3/20/2015	275,200	275,179
Freddie Mac 0.08%—0.17% due 10/1/2014—8/18/2015	453,900	453,798
General Electric Capital Corp. 0.16% due 12/22/2014	12,500	12,497
General Electric Co. 0.06%—0.19% due 10/1/2014—1/23/2015	81,100	81,064
Honeywell International Inc. 0.09%—0.12% due 10/15/2014—11/4/2014[4]	56,800	56,796
JPMorgan Chase & Co. 0.28% due 11/20/2014[4]	50,000	49,994
PepsiCo Inc. 0.07% due 12/8/2014[4]	47,500	47,491
Procter & Gamble Co. 0.10%—0.12% due 10/7/2014—10/24/2014[4]	85,000	84,999
American Funds Insurance Series — Growth-Income Fund — Page 49 of 168

unaudited
Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 0.12%—0.13% due 10/22/2014—1/2/2015[4]	$70,200	$70,186
Wal-Mart Stores, Inc. 0.09% due 10/28/2014[4]	45,900	45,899
Total short-term securities (cost: $1,562,203,000)		1,562,387
Total investment securities 99.95% (cost: $17,031,204,000)		24,969,755
Other assets less liabilities 0.05%		11,288
Net assets 100.00%		$24,981,043
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $620,504,000, which represented 2.48% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$8,460.03%

Key to abbreviations
ADR = American Depositary Receipts
CAD= Canadian dollars
HKD= Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 50 of 168

International Growth and Income FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 88.90% Financials 23.22%	Shares	Value (000)
Prudential PLC	1,049,574	$23,413
Aviva PLC	2,718,500	23,071
BNP Paribas SA	233,700	15,503
Wharf (Holdings) Ltd.	2,071,000	14,723
Barclays PLC	3,872,500	14,279
Siam Commercial Bank PCL	2,125,000	11,927
Banco Bilbao Vizcaya Argentaria, SA	630,281	7,603
Banco Bilbao Vizcaya Argentaria, SA (ADR)	318,292	3,820
Cheung Kong (Holdings) Ltd.	610,000	10,048
Banco Santander, SA1	822,244	7,904
Japan Real Estate Investment Corp.	1,432	7,364
Assicurazioni Generali SpA	340,000	7,154
Mitsubishi UFJ Financial Group, Inc.	1,205,000	6,814
Credit Suisse Group AG	240,219	6,660
Fibra Uno Administración, SA de CV	1,975,000	6,501
Henderson Land Development Co. Ltd.	974,578	6,313
Link Real Estate Investment Trust	986,000	5,682
Axis Bank Ltd.	906,000	5,541
Sberbank of Russia (ADR)	580,500	4,598
Sberbank of Russia (GDR)[2]	116,832	925
Mitsui Fudosan Co., Ltd.	172,000	5,269
Legal & General Group PLC	1,390,000	5,158
HSBC Holdings PLC (HKD denominated)	461,368	4,727
Bank of Ireland[1]	9,100,000	3,575
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	3,494
Investor AB, Class B	93,600	3,310
Svenska Handelsbanken AB, Class A	67,500	3,176
Bankia, SA1	1,680,000	3,136
Standard Life PLC	436,120	2,930
HDFC Bank Ltd.	200,000	2,826
Sampo Oyj, Class A	49,700	2,410
Mizuho Financial Group, Inc.	1,220,300	2,180
BM&FBOVESPA SA, ordinary nominative	438,500	2,005
ING Groep NV, depository receipts[1]	109,000	1,557
		235,596
Consumer discretionary 13.34%
H & M Hennes & Mauritz AB, Class B	460,700	19,121
HUGO BOSS AG	84,900	10,612
Hyundai Motor Co.	42,760	7,719
William Hill PLC	1,214,888	7,283
Crown Resorts Ltd.	564,000	6,815
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	6,750
L’Occitane International SA	2,840,000	6,510
Genting Singapore PLC	7,083,000	6,330
Whitbread PLC	89,197	6,007
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 168

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ProSiebenSat.1 Media AG	142,403	$5,675
Barratt Developments PLC	879,000	5,644
Kering SA	23,100	4,658
WPP PLC	221,600	4,455
Inchcape PLC	373,000	3,894
Numericable Group SA, non-registered shares[1]	66,960	3,573
adidas AG	46,000	3,442
Galaxy Entertainment Group Ltd.	550,000	3,194
Ladbrokes PLC	1,515,000	3,178
Liberty Global PLC, Class C1	57,700	2,367
Liberty Global PLC, Class A1	18,500	787
RTL Group SA, non-registered shares	32,100	2,753
Sands China Ltd.	486,000	2,535
PT Surya Citra Media Tbk	7,800,000	2,448
Daimler AG	24,700	1,895
Rightmove PLC	54,000	1,884
Volkswagen AG, nonvoting preferred	8,983	1,865
Porsche Automobil Holding SE, nonvoting preferred	18,500	1,482
Li & Fung Ltd.	1,146,900	1,303
Golden Eagle Retail Group Ltd.	439,000	511
Kingfisher PLC	68,900	362
Global Brands Group Holding Ltd.[1]	1,146,900	253
		135,305
Health care 11.16%
Novartis AG	361,870	34,170
Orion Oyj, Class B	429,600	16,821
Novo Nordisk A/S, Class B	323,500	15,479
Glenmark Pharmaceuticals Ltd.	1,180,000	13,791
Teva Pharmaceutical Industries Ltd. (ADR)	140,252	7,539
Sonic Healthcare Ltd.	428,775	6,585
UCB SA	72,000	6,537
Fresenius SE & Co. KGaA	111,000	5,495
Bayer AG	27,100	3,796
Fresenius Medical Care AG & Co. KGaA	43,100	3,010
		113,223
Utilities 10.91%
EDP - Energias de Portugal, SA	7,081,016	30,900
Fortum Oyj	889,572	21,696
SSE PLC	664,125	16,656
National Grid PLC	1,044,870	15,042
PT Perusahaan Gas Negara (Persero) Tbk	19,495,500	9,600
Power Assets Holdings Ltd.	1,013,000	8,956
ENN Energy Holdings Ltd.	858,000	5,613
Power Grid Corp. of India Ltd.	1,000,853	2,192
		110,655
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 168

unaudited
Common stocks Consumer staples 10.43%	Shares	Value (000)
Philip Morris International Inc.	243,240	$20,286
British American Tobacco PLC	262,100	14,795
Japan Tobacco Inc.	396,600	12,899
Imperial Tobacco Group PLC	225,000	9,717
Pernod Ricard SA	83,550	9,459
CALBEE, Inc.	284,400	9,309
Nestlé SA	124,000	9,124
SABMiller PLC	133,000	7,391
Glanbia PLC	428,000	6,179
Associated British Foods PLC	95,200	4,135
Orion Corp.	3,000	2,488
		105,782
Industrials 7.64%
easyJet PLC	536,489	12,376
ASSA ABLOY AB, Class B	206,800	10,678
Rolls-Royce Holdings PLC[1]	525,000	8,209
Jardine Matheson Holdings Ltd.	115,000	6,854
BAE Systems PLC	824,000	6,298
Ryanair Holdings PLC (ADR)[1]	106,000	5,982
Schneider Electric SE	67,204	5,161
VINCI, SA	86,914	5,050
Bunzl PLC	170,752	4,457
Hutchison Whampoa Ltd.	347,000	4,201
Babcock International Group PLC	191,000	3,381
AB Volvo, Class B	249,800	2,716
Andritz AG	40,000	2,133
		77,496
Materials 3.72%
Fortescue Metals Group Ltd.	3,175,000	9,674
Syngenta AG	29,080	9,269
Rio Tinto PLC	158,600	7,794
BASF SE	31,200	2,862
Amcor Ltd.	282,000	2,798
Anhui Conch Cement Co. Ltd., Class H	811,000	2,590
Rexam PLC	231,111	1,843
Nampak Ltd.	236,477	862
		37,692
Telecommunication services 3.25%
OJSC Mobile TeleSystems (ADR)	428,800	6,406
TeliaSonera AB	883,000	6,109
Intouch Holdings PCL	1,983,000	4,434
Advanced Info Service PCL	530,400	3,680
China Communications Services Corp. Ltd., Class H	7,054,800	3,280
Singapore Telecommunications Ltd.	1,075,000	3,202
Bharti Infratel Ltd.	620,000	2,959
SoftBank Corp.	41,734	2,926
		32,996
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 168

unaudited
Common stocks Energy 3.11%	Shares	Value (000)
BP PLC	1,727,600	$12,700
BG Group PLC	645,200	11,924
Suncor Energy Inc.	102,000	3,691
Royal Dutch Shell PLC, Class A	86,000	3,288
		31,603
Information technology 2.12%
Youku Tudou Inc., Class A (ADR)[1]	489,300	8,768
Delta Electronics, Inc.	1,380,760	8,715
Yandex NV, Class A1	100,000	2,780
Mail.Ru Group Ltd. (GDR)[1]	45,000	1,265
		21,528
Total common stocks (cost: $816,954,000)		901,876
Rights & warrants 0.01% Financials 0.01%
Banco Bilbao Vizcaya Argentaria, SA, rights, expire 2014[1]	630,281	63
Total rights & warrants (cost: $64,000)		63
Convertible bonds 0.30% Financials 0.30%	Principal amount (000)
bank muscat (SAOG) 4.50% convertible notes 2016	OMR782	224
bank muscat (SAOG) 4.50% convertible notes 2017	781	217
Bank of Ireland 10.00% convertible notes 2016	€1,950	2,655
Total convertible bonds (cost: $2,969,000)		3,096
Bonds, notes & other debt instruments 0.96% Corporate bonds & notes 0.57% Telecommunication services 0.38%
Altice Finco SA, First Lien, 7.75% 2022[2]	$450	466
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,319
MTS International Funding Ltd. 8.625% 2020	$1,050	1,118
Numerical Group SA, First Lien, 6.00% 2022[2]	950	958
		3,861
Energy 0.10%
Gazprom OJSC 4.95% 2022[2]	825	773
Gazprom OJSC, Series 9, 6.51% 2022	270	276
		1,049
Financials 0.09%
Bank of Ireland 10.24% (undated)	€680	912
Total corporate bonds & notes		5,822
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 168

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.39%	Principal amount (000)	Value (000)
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	$574
Portuguese Government 5.65% 2024	€1,270	1,930
United Mexican States Government, Series M20, 10.00% 2024	MXN15,000	1,445
		3,949
Total bonds, notes & other debt instruments (cost: $10,185,000)		9,771
Short-term securities 9.20%
Federal Home Loan Bank 0.09% due 10/31/2014	$19,200	19,199
General Electric Co. 0.06% due 10/1/2014	26,800	26,800
John Deere Bank SA 0.07% due 10/16/2014[2]	15,100	15,099
Sumitomo Mitsui Banking Corp. 0.14% due 10/3/2014[2]	23,000	23,000
Victory Receivables Corp. 0.15% due 10/8/2014[2]	9,200	9,200
Total short-term securities (cost: $93,298,000)		93,298
Total investment securities 99.37% (cost: $923,470,000)		1,008,104
Other assets less liabilities 0.63%		6,367
Net assets 100.00%		$1,014,471
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,421,000, which represented 4.97% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
HKD = Hong Kong dollars
HUF = Hungarian forints
MXN = Mexican pesos
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 55 of 168

Capital Income Builder®
Investment portfolio
September 30, 2014
unaudited
Common stocks 76.97% Consumer staples 11.91%	Shares	Value (000)
Altria Group, Inc.	31,780	$1,460
Philip Morris International Inc.	14,770	1,232
Coca-Cola Co.	16,870	720
Unilever PLC	15,390	645
Japan Tobacco Inc.	16,100	524
Reynolds American Inc.	4,460	263
British American Tobacco PLC	4,535	256
Kraft Foods Group, Inc.	4,415	249
Coca-Cola Amatil Ltd.	24,231	186
Nestlé SA	2,506	184
Procter & Gamble Co.	2,065	173
		5,892
Health care 10.75%
Novartis AG	11,575	1,093
AstraZeneca PLC	13,640	980
Pfizer Inc.	27,950	827
AbbVie Inc.	12,520	723
GlaxoSmithKline PLC	26,970	618
Bristol-Myers Squibb Co.	9,210	471
Roche Holding AG	1,063	315
Merck & Co., Inc.	4,880	289
		5,316
Utilities 10.17%
National Grid PLC	106,790	1,537
SSE PLC	29,790	747
Duke Energy Corp.	7,490	560
Red Eléctrica de Corporación, SA	4,704	407
Snam SPA	51,861	287
Infratil Ltd.	129,789	287
Power Assets Holdings Ltd.	32,000	283
Cheung Kong Infrastructure Holdings Ltd.	40,000	281
Fortum Oyj	11,177	273
EDP - Energias de Portugal, SA	52,678	230
GDF SUEZ	5,434	136
		5,028
American Funds Insurance Series — Capital Income Builder — Page 56 of 168

unaudited
Common stocks Financials 9.19%	Shares	Value (000)
Sampo Oyj, Class A	17,437	$846
Swedbank AB, Class A	24,976	629
BB&T Corp.	12,810	477
HSBC Holdings PLC (GBP denominated)	46,420	471
Mercury General Corp.	7,590	370
CME Group Inc., Class A	4,445	355
Svenska Handelsbanken AB, Class A	5,915	278
Bank of China Ltd., Class H	580,000	260
Skandinaviska Enskilda Banken AB, Class A	16,900	226
BNP Paribas SA	3,309	220
People’s United Financial, Inc.	14,450	209
Aberdeen Asset Management PLC	31,600	205
		4,546
Telecommunication services 9.13%
Verizon Communications Inc.	15,310	765
HKT Trust and HKT Ltd., units	494,340	597
Singapore Telecommunications Ltd.	173,000	515
Swisscom AG	900	511
Telstra Corp. Ltd.	105,077	488
CenturyLink, Inc.	11,795	482
AT&T Inc.	11,090	391
Vodafone Group PLC	80,100	266
TDC A/S	33,472	254
NTT DoCoMo, Inc.	14,600	244
		4,513
Energy 7.10%
Royal Dutch Shell PLC, Class B	19,660	777
ConocoPhillips	7,155	548
Chevron Corp.	4,545	542
Crescent Point Energy Corp.	14,330	517
Seadrill Ltd.	15,000	401
Enbridge Inc.	7,770	372
Eni SpA	14,799	353
		3,510
Consumer discretionary 5.88%
Daimler AG	7,760	595
Greene King PLC	29,670	378
Leggett & Platt, Inc.	10,710	374
AB Electrolux, Series B	13,022	344
SES SA, Class A (FDR)	9,579	331
Bayerische Motoren Werke AG	2,143	230
Gannett Co., Inc.	7,680	228
SJM Holdings Ltd.	89,000	170
Li & Fung Ltd.	134,000	152
Marks and Spencer Group PLC	16,000	105
		2,907
American Funds Insurance Series — Capital Income Builder — Page 57 of 168

unaudited
Common stocks Information technology 5.20%	Shares	Value (000)
Microsoft Corp.	16,550	$767
Avago Technologies Ltd.	3,900	339
Texas Instruments Inc.	6,610	315
Apple Inc.	3,002	303
Paychex, Inc.	6,750	299
VTech Holdings Ltd.	23,600	291
Xilinx, Inc.	6,140	260
		2,574
Materials 3.55%
Dow Chemical Co.	9,690	508
Vale SA, Class A, preferred nominative	35,120	341
Givaudan SA1	176	282
Amcor Ltd.	26,860	266
Air Products and Chemicals, Inc.	1,610	210
Nucor Corp.	2,790	151
		1,758
Industrials 2.63%
Siemens AG	3,600	429
BAE Systems PLC	43,100	330
Nielsen NV	4,630	205
Emerson Electric Co.	2,000	125
Safran, SA	1,919	125
Iron Mountain Inc.	2,700	88
		1,302
Miscellaneous 1.46%
Other common stocks in initial period of acquisition		724
Total common stocks (cost: $38,770,000)		38,070
Bonds, notes & other debt instruments 19.69% Mortgage-backed obligations 8.50%	Principal amount (000)
Fannie Mae 4.50% 2044[2,3]	$200	215
Government National Mortgage Assn. 5.616% 2059[3]	249	266
Government National Mortgage Assn. 5.46% 2060[3]	156	171
Government National Mortgage Assn. 4.81% 2060[3]	165	178
Government National Mortgage Assn. 4.797% 2061[3]	202	217
Government National Mortgage Assn. 6.856% 2061[3]	112	123
Government National Mortgage Assn. 4.664% 2061[3]	211	228
Government National Mortgage Assn. 4.625% 2062[3]	468	510
Government National Mortgage Assn. 4.559% 2062[3]	59	65
Government National Mortgage Assn. 4.356% 2063[3]	151	164
Government National Mortgage Assn. 4.549% 2063[3]	193	211
Government National Mortgage Assn. 4.491% 2063[3]	58	64
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[3]	500	551
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[3]	475	515
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,4]	240	254
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[3,4]	243	261
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,4]	199	212
		4,205
American Funds Insurance Series — Capital Income Builder — Page 58 of 168

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 5.68% U.S. Treasury 5.68%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$650	$644
U.S. Treasury 1.625% 2019	150	149
U.S. Treasury 1.75% 2019	300	300
U.S. Treasury 3.625% 2019	550	598
U.S. Treasury 2.75% 2023	530	543
U.S. Treasury 2.50% 2024	200	200
U.S. Treasury Obligations: Principal Strip 0% (undated)	700	373
Total U.S. Treasury bonds & notes		2,807
Corporate bonds & notes 3.97% Financials 1.42%
Bank of America Corp. 5.625% 2020	100	113
Developers Diversified Realty Corp. 7.875% 2020	100	125
Goldman Sachs Group, Inc., Series D, 6.00% 2020	100	115
JPMorgan Chase & Co. 6.30% 2019	100	116
Morgan Stanley 7.30% 2019	100	119
Wells Fargo & Co. 5.625% 2017	100	112
		700
Consumer discretionary 0.65%
Ford Motor Credit Co. 8.125% 2020	100	125
Time Warner Inc. 4.05% 2023	169	173
Time Warner Inc. 3.55% 2024	24	24
		322
Energy 0.47%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	115
Enterprise Products Operating LLC 6.50% 2019	100	117
		232
Health care 0.24%
McKesson Corp. 7.50% 2019	100	121
Utilities 0.25%
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	121
Industrials 0.24%
Caterpillar Financial Services Corp. 7.15% 2019	100	121
Materials 0.24%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	118
Consumer staples 0.23%
Kraft Foods Inc. 6.125% 2018	100	115
Telecommunication services 0.23%
Verizon Communications Inc. 5.50% 2018	100	112
Total corporate bonds & notes		1,962
American Funds Insurance Series — Capital Income Builder — Page 59 of 168

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 1.54%	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[3]	$250	$253
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[3]	500	509
		762
Total bonds, notes & other debt instruments (cost: $9,733,000)		9,736
Short-term securities 3.64%
General Electric Co. 0.06% due 10/1/2014	1,000	1,000
John Deere Financial Ltd. 0.09% due 10/22/2014[5]	800	800
Total short-term securities (cost: $1,800,000)		1,800
Total investment securities 100.30% (cost: $50,303,000)		49,606
Other assets less liabilities (0.30)%		(147)
Net assets 100.00%		$49,459
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	A portion or all of this security purchased on a TBA basis.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $800,000, which represented 1.62% of the net assets of the fund.

Key to abbreviations
FDR = Fiduciary Depositary Receipts
GBP = British pounds
TBA = To be announced
American Funds Insurance Series — Capital Income Builder — Page 60 of 168

Asset Allocation FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 65.90% Information technology 10.94%	Shares	Value (000)
Microsoft Corp.	14,325,000	$664,107
ASML Holding NV (New York registered)	2,162,000	213,649
VeriSign, Inc.[1]	2,675,000	147,446
Texas Instruments Inc.	3,000,000	143,070
AAC Technologies Holdings Inc.	19,000,000	110,356
Autodesk, Inc.[1]	2,000,000	110,200
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	100,900
Cisco Systems, Inc.	4,000,000	100,680
Infosys Ltd.	1,500,000	91,024
Google Inc., Class A1	77,000	45,307
Google Inc., Class C1	77,000	44,457
Trimble Navigation Ltd.[1]	2,000,000	61,000
Amphenol Corp., Class A	175,000	17,476
Analog Devices, Inc.	338,026	16,729
		1,866,401
Financials 10.61%
JPMorgan Chase & Co.	4,750,000	286,140
ACE Ltd.	2,620,000	274,759
American Express Co.	2,400,000	210,096
Synchrony Financial[1]	6,170,000	151,473
Citigroup Inc.	2,750,000	142,505
First Republic Bank	2,000,000	98,760
Capital One Financial Corp.	1,200,000	97,944
Marsh & McLennan Companies, Inc.	1,740,000	91,072
Bank of America Corp.	5,000,000	85,250
Goldman Sachs Group, Inc.	450,000	82,607
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	61,500
Allstate Corp.	1,000,000	61,370
American Tower Corp.	635,982	59,547
Arch Capital Group Ltd.[1]	860,000	47,059
U.S. Bancorp	550,000	23,007
Weyerhaeuser Co.	600,000	19,116
Moody’s Corp.	190,798	18,030
		1,810,235
Consumer discretionary 9.92%
Comcast Corp., Class A	7,100,000	381,838
Amazon.com, Inc.[1]	1,002,500	323,246
Home Depot, Inc.	2,405,000	220,635
Twenty-First Century Fox, Inc., Class A	3,650,000	125,158
VF Corp.	1,800,000	118,854
General Motors Co.	3,500,000	111,790
Walt Disney Co.	1,150,000	102,385
Gentex Corp.	3,500,000	93,695
NIKE, Inc., Class B	1,040,000	92,768
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 168

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Common stocks Consumer discretionary (continued)	Shares	Value (000)
Johnson Controls, Inc.	1,120,000	$49,280
Norwegian Cruise Line Holdings Ltd.[1]	450,000	16,209
Naspers Ltd., Class N	140,000	15,448
Time Warner Inc.	200,000	15,042
Hyatt Hotels Corp., Class A1	225,000	13,617
Cooper-Standard Holdings Inc.[1]	208,685	13,022
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	—
Revel AC, Inc.[1,2,3]	91,401	—
		1,692,987
Industrials 7.68%
Lockheed Martin Corp.	2,115,000	386,580
Boeing Co.	1,720,000	219,094
Cummins Inc.	1,030,000	135,939
General Electric Co.	5,300,000	135,786
Danaher Corp.	1,220,000	92,696
Rockwell Collins, Inc.	1,180,000	92,630
Fastenal Co.	1,800,000	80,820
Parker-Hannifin Corp.	700,000	79,905
United Technologies Corp.	180,000	19,008
Rolls-Royce Holdings PLC[1]	1,100,000	17,199
Rockwell Automation	140,000	15,383
Precision Castparts Corp.	60,000	14,213
Waste Connections, Inc.	275,000	13,343
CEVA Group PLC[1,3,4]	6,142	6,757
Beech Holdings, LLC[1,2,3]	108,614	663
Atrium Corp.[1,3,4]	535	—
		1,310,016
Energy 7.12%
Noble Energy, Inc.	3,600,000	246,096
Chevron Corp.	1,625,000	193,895
Chesapeake Energy Corp.	6,700,000	154,033
Concho Resources Inc.[1]	900,000	112,851
Core Laboratories NV	700,000	102,445
Kinder Morgan, Inc.	2,150,000	82,431
National Oilwell Varco Inc.	1,000,000	76,100
Transocean Ltd.	2,000,000	63,940
Denbury Resources Inc.	4,000,000	60,120
Enbridge Inc.	875,450	41,916
Royal Dutch Shell PLC, Class B (ADR)	440,000	34,813
ConocoPhillips	430,000	32,904
FMC Technologies, Inc.[1]	250,000	13,577
		1,215,121
Health care 6.84%
Merck & Co., Inc.	6,350,000	376,428
Johnson & Johnson	2,075,000	221,174
UnitedHealth Group Inc.	1,500,000	129,375
Pfizer Inc.	4,210,000	124,490
Incyte Corp.[1]	2,000,000	98,100
Roche Holding AG	300,000	88,960
Humana Inc.	304,000	39,608
Bristol-Myers Squibb Co.	750,000	38,385
Thermo Fisher Scientific Inc.	300,000	36,510
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 168

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Common stocks Health care (continued)	Shares	Value (000)
PerkinElmer, Inc.	300,000	$13,080
Rotech Healthcare Inc.[1,3]	184,138	2,081
		1,168,191
Materials 4.96%
Dow Chemical Co.	2,500,000	131,100
FMC Corp.	2,071,700	118,481
LyondellBasell Industries NV	1,000,000	108,660
Potash Corp. of Saskatchewan Inc.	3,100,000	107,136
Monsanto Co.	900,000	101,259
Mosaic Co.	1,850,000	82,158
Nucor Corp.	1,500,000	81,420
Sealed Air Corp.	2,000,000	69,760
Cliffs Natural Resources Inc.	2,700,000	28,026
Praxair, Inc.	135,000	17,415
NewPage Holdings Inc.[2,3]	11,920	1,101
		846,516
Consumer staples 4.77%
Coca-Cola Co.	3,440,000	146,750
Philip Morris International Inc.	1,750,000	145,950
Unilever NV (New York registered)	3,445,000	136,698
Nestlé SA	1,310,000	96,394
Kimberly-Clark Corp.	615,000	66,156
Procter & Gamble Co.	770,000	64,480
Colgate-Palmolive Co.	920,000	60,002
Kraft Foods Group, Inc.	970,000	54,708
Altria Group, Inc.	425,000	19,524
PepsiCo, Inc.	150,000	13,964
Herbalife Ltd.	200,000	8,750
		813,376
Utilities 0.99%
PG&E Corp.	1,910,000	86,026
Exelon Corp.	1,250,000	42,613
Duke Energy Corp.	540,000	40,376
		169,015
Telecommunication services 0.54%
AT&T Inc.	1,500,000	52,860
Verizon Communications Inc.	775,000	38,742
		91,602
Miscellaneous 1.53%
Other common stocks in initial period of acquisition		261,252
Total common stocks (cost: $7,823,279,000)		11,244,712
Convertible stocks 0.10% Industrials 0.10%
CEVA Group PLC, Series A-1, 3.23% convertible preferred[3]	6,267	9,713
CEVA Group PLC, Series A-2, 2.23% convertible preferred[2,3]	5,998	6,599
Total convertible stocks (cost: $15,028,000)		16,312
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 168

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Bonds, notes & other debt instruments 24.57% U.S. Treasury bonds & notes 10.68% U.S. Treasury 7.92%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2014	$33,130	$33,136
U.S. Treasury 0.25% 2015	322,000	322,470
U.S. Treasury 0.375% 2015	10,000	10,026
U.S. Treasury 1.50% 2016[5]	79,000	80,407
U.S. Treasury 2.00% 2016	10,500	10,742
U.S. Treasury 7.25% 2016	2,000	2,220
U.S. Treasury 0.875% 2017	50,000	49,942
U.S. Treasury 0.625% 2018	143,000	139,275
U.S. Treasury 3.50% 2018	20,000	21,459
U.S. Treasury 1.50% 2019	400,000	397,672
U.S. Treasury 1.625% 2019	35,000	34,793
U.S. Treasury 2.75% 2024	130,000	133,104
U.S. Treasury 3.75% 2041	12,000	13,320
U.S. Treasury 4.75% 2041	15,000	19,421
U.S. Treasury 3.125% 2043	74,000	72,959
U.S. Treasury 3.375% 2044	10,000	10,327
		1,351,273
U.S. Treasury inflation-protected securities 2.76%
U.S. Treasury Inflation-Protected Security 0.125% 2019[6]	101,679	101,991
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	173,587	174,669
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	4,217	3,872
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	15,544	13,755
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	164,589	176,312
		470,599
Total U.S. Treasury bonds & notes		1,821,872
Corporate bonds & notes 7.41% Financials 1.28%
American Campus Communities, Inc. 3.75% 2023	2,000	1,976
American Campus Communities, Inc. 4.125% 2024	2,835	2,849
American International Group, Inc. 3.375% 2020	5,500	5,673
Bank of America Corp., Series L, 2.65% 2019	3,500	3,496
Bank of America Corp. 4.00% 2024	5,500	5,565
Bank of Nova Scotia 2.55% 2017	6,000	6,189
BPCE SA group 4.00% 2024	3,000	3,029
BPCE SA group 4.625% 2024[4]	2,400	2,353
BPCE SA group 5.15% 2024[4]	2,955	3,052
Brandywine Operating Partnership, LP 3.95% 2023	380	381
CIT Group Inc. 5.00% 2017	5,700	5,857
CIT Group Inc. 5.25% 2018	1,125	1,162
CIT Group Inc. 3.875% 2019	12,735	12,544
CIT Group Inc., Series C, 5.50% 2019[4]	1,100	1,152
Corporate Office Properties LP 5.25% 2024	3,595	3,839
Credit Suisse Group AG 3.625% 2024	3,950	3,903
Crescent Resources 10.25% 2017[4]	275	300
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,938
Essex Portfolio L.P. 3.875% 2024	2,115	2,123
Goldman Sachs Group, Inc. 3.85% 2024	3,000	2,988
Hospitality Properties Trust 6.30% 2016	3,000	3,171
Hospitality Properties Trust 6.70% 2018	6,540	7,304
HSBC Holdings PLC 4.25% 2024	3,000	3,049
Icahn Enterprises Finance Corp. 3.50% 2017	8,825	8,759
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinentalexchange, Inc. 2.50% 2018	$7,000	$7,115
International Lease Finance Corp. 4.875% 2015	7,795	7,927
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,578
iStar Financial Inc. 4.00% 2017	7,275	7,093
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,607
JPMorgan Chase & Co. 1.35% 2017	1,515	1,513
JPMorgan Chase & Co. 3.25% 2022	3,000	2,959
JPMorgan Chase & Co. 3.20% 2023	3,000	2,932
Kimco Realty Corp. 6.875% 2019	2,375	2,825
Kimco Realty Corp. 3.125% 2023	2,820	2,715
Lloyds Banking Group PLC 2.30% 2018	1,810	1,816
MetLife Global Funding I 2.30% 2019[4]	4,720	4,724
Morgan Stanley, Series F, 3.875% 2024	6,930	6,939
Morgan Stanley 4.35% 2026	2,570	2,532
Ocwen Financial Corp. 6.625% 2019[4]	2,725	2,636
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,463
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,005
Prudential Financial, Inc. 3.50% 2024	6,000	5,952
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,007
Rabobank Nederland 4.625% 2023	4,640	4,817
Realogy Corp. 4.50% 2019[4]	11,225	10,888
Realogy Corp., LOC, 4.50% 2016[7,8,9]	382	378
Toronto-Dominion Bank 2.375% 2016	3,000	3,085
US Bancorp. 3.70% 2024	7,000	7,199
Wells Fargo & Co. 2.125% 2019	9,000	8,902
Wells Fargo & Co. 3.30% 2024	8,000	7,861
		218,120
Health care 1.22%
Amgen Inc. 2.20% 2019	395	391
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[7,8,9]	360	361
Celgene Corp 3.625% 2024	3,000	2,975
Celgene Corp 4.625% 2044	1,000	985
Centene Corp. 5.75% 2017	3,945	4,196
Centene Corp. 4.75% 2022	4,485	4,502
Community Health Systems, Inc. 5.125% 2018	1,145	1,179
DJO Finance LLC 9.75% 2017	2,835	2,892
DJO Finance LLC 7.75% 2018	2,925	2,954
DJO Finance LLC 9.875% 2018	2,455	2,584
Forest Laboratories, Inc. 5.00% 2021[4]	2,795	2,993
Gilead Sciences, Inc. 3.05% 2016	4,300	4,479
Gilead Sciences, Inc. 3.70% 2024	2,160	2,204
Gilead Sciences, Inc. 4.80% 2044	3,000	3,181
HCA Inc. 3.75% 2019	15,415	15,107
INC Research LLC 11.50% 2019[4]	8,275	9,185
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	3,075	3,062
inVentiv Health Inc. 9.00% 2018[4]	5,700	5,942
inVentiv Health Inc. 11.00% 2018[4]	4,776	3,869
inVentiv Health Inc. 11.00% 2018[4]	2,010	1,628
inVentiv Health Inc. 12.00% 2018[4,7,10]	9,750	9,068
Kinetic Concepts, Inc. 10.50% 2018	8,030	8,753
Kinetic Concepts, Inc. 12.50% 2019	5,090	5,688
McKesson Corp. 3.796% 2024	3,500	3,537
Multiplan Inc., Term Loan B, 4.00% 2021[7,8,9]	11,323	11,076
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 2.90% 2015	$6,000	$6,083
Novartis Capital Corp. 3.40% 2024	3,660	3,726
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	4,648	4,604
Pfizer Inc. 2.10% 2019	4,190	4,194
PRA Holdings, Inc. 9.50% 2023[4]	2,100	2,300
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,003
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[7,8,9]	3,069	3,054
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[7,8,9]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[7,8,9,10]	4,966	4,941
Symbion Inc. 8.00% 2016	4,000	4,150
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,240	5,227
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,187
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,646
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,011
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,151
VPI Escrow Corp. 6.75% 2018[4]	8,150	8,619
VPI Escrow Corp. 6.375% 2020[4]	7,530	7,765
VPI Escrow Corp. 7.50% 2021[4]	4,260	4,574
VWR Funding, Inc. 7.25% 2017	7,075	7,393
		208,807
Telecommunication services 0.99%
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,165
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	208
France Télécom 4.125% 2021	5,000	5,286
Frontier Communications Corp. 8.125% 2018	7,200	8,082
Frontier Communications Corp. 6.875% 2025	1,225	1,213
Intelsat Jackson Holding Co. 6.625% 2022	2,000	2,040
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,342
LightSquared, Term Loan B, 12.00% 2014[8,9,10,11]	6,660	9,157
MetroPCS Wireless, Inc. 6.25% 2021	6,775	6,868
MetroPCS Wireless, Inc. 6.625% 2023	8,550	8,785
NII Capital Corp. 10.00% 2016[11]	9,700	2,861
NII Capital Corp. 7.875% 2019[4,11]	5,225	3,540
NII Capital Corp. 8.875% 2019	3,800	1,140
NII Capital Corp. 11.375% 2019[4,11]	5,860	3,970
NII Capital Corp. 7.625% 2021	13,670	2,666
Numerical Group SA, First Lien, 4.875% 2019[4]	13,550	13,431
Orange SA 5.50% 2044	3,000	3,279
SoftBank Corp. 4.50% 2020[4]	3,850	3,855
Sprint Corp. 7.875% 2023[4]	10,000	10,650
Sprint Nextel Corp. 8.375% 2017	3,700	4,149
Sprint Nextel Corp. 9.125% 2017	2,500	2,825
Sprint Nextel Corp. 7.00% 2020	5,200	5,447
Sprint Nextel Corp. 11.50% 2021	3,700	4,754
Telecom Italia Capital SA 6.999% 2018	6,325	7,147
Telecom Italia Capital SA 7.175% 2019	7,000	7,936
T-Mobile US, Inc. 6.542% 2020	6,475	6,661
T-Mobile US, Inc. 6.375% 2025	725	725
Trilogy International Partners, LLC 10.25% 2016[4]	10,500	10,769
Verizon Communications Inc. 3.45% 2021	3,555	3,612
Verizon Communications Inc. 6.55% 2043	2,640	3,303
Verizon Communications Inc. 5.012% 2054[4]	2,648	2,672
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 4.75% 2020[4]	$6,975	$6,740
Wind Acquisition SA 7.375% 2021[4]	7,000	7,052
		168,330
Industrials 0.98%
ADT Corp. 4.125% 2019	5,900	5,797
AECOM Technology Corp. 5.75% 2022[4]	675	683
AECOM Technology Corp. 5.875% 2024[4]	825	842
AerCap Holdings NV 2.75% 2017[4]	1,675	1,637
Altegrity, Inc. 9.50% 2019[4]	4,300	3,978
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	17,506
Atlas Copco AB 5.60% 2017[4]	2,750	3,035
Builders Firstsource 7.625% 2021[4]	2,800	2,856
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,431
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,273
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	650	632
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	941	914
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	682	663
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	118	114
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	38	40
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	6	7
CSX Corp. 3.40% 2024	6,015	6,010
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[7,8,9]	1,240	1,244
Euramax International, Inc. 9.50% 2016	6,965	6,826
General Electric Capital Corp. 3.45% 2024	5,000	5,022
General Electric Co. 2.70% 2022	6,535	6,362
General Electric Co. 4.125% 2042	2,500	2,494
Hardwoods Acquisition Inc 7.50% 2021[4]	3,150	3,119
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[3,7,8,9]	349	331
HD Supply, Inc. 11.50% 2020	7,560	8,741
HDTFS Inc. 6.75% 2019	75	78
Jeld-Wen Escrow Corp. 12.25% 2017[4]	7,750	8,264
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	6,800	6,770
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,750	5,578
Navios Maritime Holdings Inc. 7.375% 2022[4]	5,925	5,651
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	2,648
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,675	1,629
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,000	4,040
Norfolk Southern Corp. 5.75% 2016	2,255	2,394
Norfolk Southern Corp. 5.75% 2018	1,075	1,217
Norfolk Southern Corp. 4.837% 2041	67	72
Nortek Inc. 10.00% 2018	4,800	5,076
Nortek Inc. 8.50% 2021	7,845	8,473
Ply Gem Industries, Inc. 6.50% 2022	5,075	4,840
Ply Gem Industries, Inc. 6.50% 2022[4]	1,350	1,288
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	5,051
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	1,957
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,710
R.R. Donnelley & Sons Co. 6.50% 2023	210	211
Union Pacific Corp. 3.646% 2024	645	668
Union Pacific Corp. 4.15% 2045	4,900	4,826
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	48	52
United Technologies Corp. 4.50% 2042	2,400	2,521
US Investigations Services, Inc. 13.00% 2020[4,10]	3,668	1,531
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
US Investigations Services, Inc. 14.00% 2020[4,10]	$252	$105
US Investigations Services, Inc. 15.00% 2021[4,10]	873	252
Volvo Treasury AB 5.95% 2015[4]	2,205	2,262
		167,721
Energy 0.83%
Alpha Natural Resources, Inc. 9.75% 2018	4,265	3,135
Alpha Natural Resources, Inc. 6.00% 2019	725	442
Alpha Natural Resources, Inc. 7.50% 2020[4]	1,525	1,369
Alpha Natural Resources, Inc. 6.25% 2021	975	572
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	1,100	1,094
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	750	747
American Energy (Permian Basin) 7.125% 2020[4]	1,450	1,334
American Energy (Permian Basin) 7.375% 2021[4]	1,325	1,219
Anadarko Petroleum Corp. 3.45% 2024	1,540	1,516
Anadarko Petroleum Corp. 6.45% 2036	1,370	1,675
Arch Coal, Inc. 7.00% 2019	2,300	1,233
Arch Coal, Inc. 8.00% 2019[4]	700	604
Arch Coal, Inc. 9.875% 2019	325	190
Arch Coal, Inc. 7.25% 2021	1,525	743
California Resources Corp. 5.00% 2020[4]	1,650	1,679
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,319
Cenovus Energy Inc. 3.80% 2023	6,000	6,142
CONSOL Energy Inc. 8.25% 2020	2,370	2,497
Devon Energy Corp. 4.75% 2042	2,500	2,496
Diamond Offshore Drilling, Inc. 4.875% 2043	4,500	4,187
Ecopetrol SA 5.875% 2045	175	178
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,176
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,281
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,660
Enbridge Inc. 4.00% 2023	8,500	8,819
Enterprise Products Operating LLC 5.20% 2020	1,710	1,923
Enterprise Products Operating LLC 3.90% 2024	6,000	6,102
Exxon Mobil Corp. 1.819% 2019	7,000	7,007
Halliburton Co. 2.00% 2018	6,000	6,042
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	4,310
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,839
NGPL PipeCo LLC 9.625% 2019[4]	4,640	4,942
Peabody Energy Corp. 6.00% 2018	14,785	14,563
Peabody Energy Corp. 6.25% 2021	3,675	3,432
Sabine Pass Liquefaction, LLC 5.625% 2021	500	516
Sabine Pass Liquefaction, LLC 5.75% 2024[4]	5,000	5,094
Statoil ASA 4.25% 2041	2,000	2,007
StatoilHydro ASA 1.80% 2016	4,000	4,076
StatoilHydro ASA 2.65% 2024	4,000	3,834
Teekay Corp. 8.50% 2020	5,680	6,333
Total Capital International 3.70% 2024	4,000	4,111
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,603
Williams Partners LP 4.00% 2021	195	202
Williams Partners LP 4.50% 2023	5,000	5,236
Williams Partners LP 3.90% 2025	2,500	2,460
Williams Partners LP 5.40% 2044	385	410
		141,349
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.57%	Principal amount (000)	Value (000)
21st Century Fox America, Inc. 3.70% 2024[4]	$6,000	$5,961
Boyd Gaming Corp. 9.125% 2018	5,945	6,227
Caesars Entertainment Operating Co. 11.25% 2017	3,000	2,329
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,747
Comcast Corp. 5.65% 2035	1,750	2,064
Comcast Corp. 4.75% 2044	5,500	5,826
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	2,294	2,271
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	5,949
DISH DBS Corp. 4.25% 2018	17,275	17,361
DISH DBS Corp. 5.125% 2020	2,800	2,814
Gannett Co., Inc. 4.875% 2021[4]	1,255	1,217
General Motors Financial Co. 3.00% 2017	4,475	4,525
General Motors Financial Co. 3.25% 2018	4,525	4,582
Home Depot, Inc. 2.00% 2019	5,500	5,470
MGM Resorts International 8.625% 2019	7,975	9,033
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,175	1,228
Neiman Marcus Group LTD Inc. 8.75% 2021[4,7,10]	575	608
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	5,312	5,259
Time Warner Inc. 4.05% 2023	2,630	2,701
Time Warner Inc. 4.65% 2044	2,000	1,944
Univision Communications Inc. 6.875% 2019[4]	830	867
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,138
Wynn Macau, Ltd. 5.25% 2021[4]	550	534
		96,655
Materials 0.50%
ArcelorMittal 6.00% 2021[7]	3,040	3,207
ArcelorMittal 7.25% 2041[7]	6,500	6,598
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,247
Ecolab Inc. 3.00% 2016	2,545	2,643
First Quantum Minerals Ltd. 6.75% 2020[4]	6,027	6,163
First Quantum Minerals Ltd. 7.00% 2021[4]	5,102	5,198
First Quantum Minerals Ltd. 7.25% 2022[4]	2,800	2,870
FMG Resources 6.00% 2017[4]	12,085	12,213
FMG Resources 6.875% 2018[4,8]	6,765	6,968
Holcim Ltd. 5.15% 2023[4]	6,165	6,762
International Paper Co. 7.30% 2039	2,005	2,588
Reynolds Group Inc. 5.75% 2020	14,845	15,179
Rio Tinto Finance (USA) Ltd. 2.25% 2018	3,855	3,875
Tembec Industries Inc. 9.00% 2019[4]	1,685	1,702
Walter Energy, Inc. 9.50% 2019[4]	6,725	6,086
		86,299
Utilities 0.41%
American Electric Power Co. 2.95% 2022	4,020	3,931
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,137
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,890	2,879
Electricité de France SA 6.95% 2039[4]	4,000	5,335
MidAmerican Energy Co. 5.95% 2017	1,375	1,552
MidAmerican Energy Co. 2.40% 2019	3,000	3,044
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,037
Northern States Power Co. 4.125% 2044	6,000	6,057
Pacific Gas and Electric Co. 3.85% 2023	6,214	6,457
Pacific Gas and Electric Co. 3.40% 2024	695	691
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.75% 2024	$2,305	$2,364
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,423
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,897
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,476
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,085
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,259
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,552
Tampa Electric Co. 4.35% 2044	5,260	5,434
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	527	560
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,036
		70,206
Information technology 0.40%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,525	3,582
Alcatel-Lucent USA Inc. 6.75% 2020[4]	690	706
Alcatel-Lucent USA Inc. 8.875% 2020[4]	6,190	6,732
First Data Corp. 8.25% 2021[4]	3,650	3,887
First Data Corp. 11.75% 2021	4,810	5,592
Freescale Semiconductor, Inc. 5.00% 2021[4]	9,000	8,887
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,700	10,887
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	1,985	1,957
NXP BV and NXP Funding LLC 3.75% 2018[4]	8,825	8,715
Oracle Corp. 2.25% 2019	7,500	7,476
SRA International, Inc. 11.00% 2019	3,865	4,136
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	6,083	6,090
		68,647
Consumer staples 0.23%
Altria Group, Inc. 4.50% 2043	6,000	5,686
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,815
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,163
CVS Caremark Corp. 3.375% 2024	1,395	1,378
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	3,918
Kraft Foods Inc. 5.375% 2020	1,570	1,771
Pernod Ricard SA 2.95% 2017[4]	3,000	3,095
Philip Morris International Inc. 3.60% 2023	5,270	5,348
Philip Morris International Inc. 4.875% 2043	1,000	1,067
Rite Aid Corp. 10.25% 2019	3,755	3,962
Rite Aid Corp. 8.00% 2020	900	968
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,506
		38,677
Total corporate bonds & notes		1,264,811
Mortgage-backed obligations 4.58%
Aventura Mall Trust, Series A, 3.867% 2032[4,7,8]	5,500	5,774
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.79% 2049[7,8]	9,100	9,875
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,8]	2,585	2,829
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,8]	1,430	1,593
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[7,8]	2,140	2,199
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2024[4,7,8]	5,000	5,109
Commonwealth Bank of Australia 0.75% 2016[4,8]	3,000	3,003
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	755	778
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	2,320	2,523
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2021[8]	$76	$83
Fannie Mae 6.00% 2026[8]	754	852
Fannie Mae 5.50% 2033[8]	1,275	1,430
Fannie Mae 5.50% 2033[8]	874	980
Fannie Mae 5.50% 2036[8]	1,829	2,037
Fannie Mae 6.00% 2037[8]	4,777	5,394
Fannie Mae 5.50% 2037[8]	688	773
Fannie Mae 5.50% 2037[8]	463	516
Fannie Mae 6.00% 2037[8]	77	86
Fannie Mae 6.00% 2038[8]	2,833	3,209
Fannie Mae 6.00% 2038[8]	10,047	11,357
Fannie Mae 6.00% 2038[8]	122	138
Fannie Mae 6.00% 2038[8]	3,075	3,473
Fannie Mae 6.00% 2038[8]	147	166
Fannie Mae 6.00% 2038[8]	207	234
Fannie Mae 6.00% 2039[8]	3	4
Fannie Mae 4.193% 2040[7,8]	713	756
Fannie Mae 4.00% 2040[8]	8,383	8,860
Fannie Mae 4.00% 2041[8]	5,124	5,423
Fannie Mae 4.00% 2041[8]	6,710	7,102
Fannie Mae 4.00% 2042[8]	37,500	39,695
Fannie Mae 4.00% 2043[8]	12,991	13,782
Fannie Mae 4.00% 2043[8]	9,949	10,555
Fannie Mae 4.00% 2043[8]	3,203	3,398
Fannie Mae 4.00% 2043[8]	1,045	1,106
Fannie Mae 4.00% 2043[8]	5,432	5,771
Fannie Mae 4.00% 2043[8]	4,610	4,891
Fannie Mae 4.00% 2043[8]	4,375	4,641
Fannie Mae 4.00% 2043[8]	3,560	3,782
Fannie Mae 4.00% 2043[8]	3,311	3,510
Fannie Mae 2.84% 2044[3,7,8]	9,000	9,225
Fannie Mae 3.50% 2044[8,12]	24,464	25,009
Fannie Mae 4.00% 2044[8,12]	30,680	32,336
Fannie Mae 6.00% 2044[8,12]	24,158	27,313
Fannie Mae 3.50% 2044[8,12]	70,144	71,498
Fannie Mae 4.00% 2044[8,12]	27,320	28,709
Fannie Mae 4.50% 2044[8,12]	176,000	189,444
Fannie Mae 7.00% 2047[8]	11	13
Fannie Mae 7.00% 2047[8]	290	327
Fannie Mae 7.00% 2047[8]	153	173
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	251	227
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[8]	659	732
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	88	97
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[8]	129	141
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	75	87
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	305	353
Freddie Mac 5.00% 2023[8]	486	526
Freddie Mac 6.00% 2026[8]	1,809	2,041
Freddie Mac 5.00% 2038[8]	3,513	3,873
Freddie Mac 6.50% 2038[8]	526	596
Freddie Mac 4.50% 2039[8]	558	602
Freddie Mac 5.00% 2040[8]	5,187	5,742
Freddie Mac 4.00% 2043[8]	10,822	11,442
Freddie Mac 4.00% 2043[8]	6,342	6,721
Freddie Mac 4.00% 2043[8]	6,239	6,606
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2043[8]	$3,968	$4,211
Freddie Mac 4.00% 2043[8]	3,827	4,052
Freddie Mac, Series T-041, Class 3-A, 6.539% 2032[7,8]	464	529
Freddie Mac, Series 3233, Class PA, 6.00% 2036[8]	1,559	1,752
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	1,465	1,615
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.49% 2045[7,8]	2,661	2,668
Government National Mortgage Assn. 4.00% 2044[8]	49,897	53,009
Government National Mortgage Assn. 3.50% 2043[8,12]	30,000	31,005
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[7,8]	2,902	3,082
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,781
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	5,000	5,467
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[7,8]	1,435	1,433
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	4,912	5,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	5,581	5,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[7,8]	8,543	9,297
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	2,000	2,177
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	1,637	1,774
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	5,500	6,025
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[7,8]	2,570	2,893
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[8]	1,736	1,806
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[7,8]	4,000	4,387
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	2,650	2,716
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[7,8]	3,892	4,279
National Australia Bank 1.25% 2018[4,8]	3,000	2,959
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	3,000	3,237
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	3,000	3,264
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.941% 2051[7,8]	3,000	3,281
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2024[4,7,8]	2,400	2,477
		782,551
Federal agency bonds & notes 1.54%
CoBank, ACB 0.834% 2022[4,7]	1,695	1,593
Fannie Mae 0.50% 2015	75,000	75,181
Fannie Mae 2.625% 2024	11,190	11,032
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	4,000	4,003
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	5,242	5,148
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	2,145	2,072
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[7,8]	9,000	9,261
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	7,530	7,755
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	6,450	6,732
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[7,8]	7,000	7,286
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	6,215	6,260
Freddie Mac 2.50% 2016	18,000	18,583
Freddie Mac 0.75% 2018	40,300	39,541
Freddie Mac 2.375% 2022	13,750	13,707
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	3,837	3,816
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	5,000	4,926
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,175	4,326
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[8]	4,350	4,497
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[8]	4,724	4,664
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	4,000	3,896
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	3,680	3,604
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[8]	6,575	6,748
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	4,000	3,960
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[8]	5,500	5,438
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 168

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[8]	$2,474	$2,519
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	5,900	6,034
		262,582
Bonds & notes of governments & government agencies outside the U.S. 0.26%
Colombia (Republic of) Global 5.625% 2044	5,000	5,525
Latvia (Republic of) 2.75% 2020	1,500	1,479
Province of Manitoba 3.05% 2024	2,600	2,636
Spanish Government 4.00% 2018[4]	27,000	28,823
United Mexican States Government Global 5.55% 2045	5,000	5,567
		44,030
Asset-backed obligations 0.10%
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	5,460	5,460
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	3,910	3,908
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	4,060	4,056
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[8]	1,514	1,561
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[8]	297	310
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	1,900	1,894
		17,189
Total bonds, notes & other debt instruments (cost: $4,177,958,000)		4,193,035
Short-term securities 11.49%
Abbott Laboratories 0.08%—0.10% due 10/28/2014—11/20/2014[4]	65,200	65,197
Apple Inc. 0.11% due 11/12/2014—12/19/2014[4]	103,800	103,772
Caterpillar Inc. 0.10% due 1/5/2015	20,000	19,992
Chariot Funding, LLC 0.26% due 12/9/2014[4]	40,800	40,791
Chevron Corp. 0.08%—0.12% due 10/16/2014—1/21/2015[4]	86,800	86,784
Coca-Cola Co. 0.11%—0.16% due 10/20/2014—12/19/2014[4]	105,000	104,984
E.I. duPont de Nemours and Co. 0.07% due 10/3/2014[4]	23,000	23,000
ExxonMobil Corp. 0.07% due 10/22/2014	29,300	29,298
Fannie Mae 0.08%—0.11% due 12/4/2014—4/1/2015	244,300	244,260
Federal Farm Credit Banks 0.09%—0.12% due 10/31/2014—2/2/2015	110,700	110,693
Federal Home Loan Bank 0.06%—0.16% due 10/14/2014—7/31/2015	315,500	315,451
Freddie Mac 0.08%—0.15% due 10/24/2014—7/9/2015	279,400	279,343
General Electric Capital Corp. 0.19% due 1/5/2015	40,000	39,987
General Electric Co. 0.06% due 10/1/2014	9,100	9,100
Google Inc. 0.11% due 11/20/2014[4]	50,000	49,996
IBM Corp. 0.07%—0.10% due 10/3/2014—12/9/2014[4]	83,200	83,193
John Deere Financial Ltd. 0.06%—0.09% due 10/21/2014—10/24/2014[4]	88,500	88,495
JPMorgan Chase & Co. 0.28% due 12/1/2014[4]	25,000	24,996
Private Export Funding Corp. 0.18%—0.26% due 11/19/2014—1/22/2015[4]	9,100	9,097
Procter & Gamble Co. 0.10%—0.12% due 10/21/2014—12/10/2014[4]	92,200	92,193
United Parcel Service Inc. 0.11%—0.12% due 10/1/2014—1/15/2015[4]	103,200	103,184
Wells Fargo & Co. 0.14% due 10/22/2014	36,500	36,498
Total short-term securities (cost: $1,960,100,000)		1,960,304
Total investment securities 102.06% (cost: $13,976,365,000)		17,414,363
Other assets less liabilities (2.06)%		(351,111)
Net assets 100.00%		$17,063,252
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 168

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The fund entered into interest rate swaps beginning June 2014. The average notional amount of interest rate swaps was $254,750,000 over the prior four-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.7885%	9/29/2016	$118,000	$78
Receive	LCH.Clearnet	3-month USD-LIBOR	1.485	7/17/2018	200,000	942
Pay	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	(47)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(11)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(1,862)
						$(900)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $35,807,000, which represented .21% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,308,324,000, which represented 7.67% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,134,000, which represented .05% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $67,107,000, which represented 0.39% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	A portion or all of this security purchased on a TBA basis.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010-1/23/2012	$8,674	$6,598.04%
NewPage Holdings Inc.	6/22/2011-9/7/2011	2,095	1,101.01
Revel AC, Inc.	2/14/2011-10/25/2012	8,939	—	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,911	—	.00
Total private placement securities		$27,619	$7,699.05%

Key to abbreviations and symbol
ADR = American Depositary Receipts
CVR = Contingent Value Rights
LOC = Letter of Credit
€ = Euros
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 168

Global Balanced FundSM
Investment portfolio
September 30, 2014
unaudited
Common stocks 61.93% Financials 10.46%	Shares	Value (000)
Banco Santander, SA1	299,887	$2,883
Link Real Estate Investment Trust	429,509	2,475
ORIX Corp.	167,000	2,304
Bankia, SA1	1,179,000	2,201
JPMorgan Chase & Co.	30,700	1,849
Deutsche Bank AG	51,750	1,815
Sumitomo Mitsui Financial Group, Inc.	35,500	1,447
BNP Paribas SA	19,230	1,276
Prudential PLC	56,000	1,249
Wells Fargo & Co.	24,000	1,245
AXA SA	40,300	993
AIA Group Ltd.	180,000	931
HSBC Holdings PLC (GBP denominated)	75,000	761
Goldman Sachs Group, Inc.	3,000	551
Suncorp Group Ltd.	30,564	376
		22,356
Industrials 10.37%
Cummins Inc.	19,200	2,534
General Electric Co.	93,700	2,401
Boeing Co.	17,000	2,165
BAE Systems PLC	274,400	2,097
KONE Oyj, Class B	41,600	1,672
Rolls-Royce Holdings PLC[1]	105,045	1,643
Schneider Electric SE	20,000	1,536
Robert Half International Inc.	30,000	1,470
ASSA ABLOY AB, Class B	22,000	1,136
Randstad Holding NV	22,947	1,068
Geberit AG1	3,000	970
TransDigm Group Inc.	4,500	830
AB Volvo, Class B	70,000	761
Siemens AG	6,300	751
International Consolidated Airlines Group, SA (CDI)[1]	100,000	595
Abertis Infraestructuras, SA, Class A	27,825	550
		22,179
Information technology 8.55%
ASML Holding NV	47,969	4,775
Microsoft Corp.	103,000	4,775
OMRON Corp.	50,000	2,270
Murata Manufacturing Co., Ltd.	12,600	1,433
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	947
Google Inc., Class A1	800	471
Google Inc., Class C1	800	462
Cisco Systems, Inc.	36,000	906
Nintendo Co., Ltd.	7,400	805
American Funds Insurance Series — Global Balanced Fund — Page 75 of 168

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Texas Instruments Inc.	15,000	$715
KLA-Tencor Corp.	9,000	709
		18,268
Consumer staples 8.54%
Nestlé SA	40,240	2,961
Pernod Ricard SA	22,220	2,516
Lorillard, Inc.	33,900	2,031
British American Tobacco PLC	35,950	2,029
SABMiller PLC	28,500	1,584
Lenta Ltd. (GDR)[1,2]	95,000	1,014
Lenta Ltd. (GDR)[1]	46,700	498
Altria Group, Inc.	31,000	1,424
Costco Wholesale Corp.	10,170	1,275
Philip Morris International Inc.	12,700	1,059
PepsiCo, Inc.	11,000	1,024
Procter & Gamble Co.	10,000	837
		18,252
Health care 6.49%
Merck & Co., Inc.	79,120	4,690
Novartis AG	26,564	2,508
Humana Inc.	12,780	1,665
Novo Nordisk A/S, Class B	25,000	1,196
AstraZeneca PLC	16,000	1,152
Bayer AG	8,000	1,121
Pfizer Inc.	28,000	828
Bristol-Myers Squibb Co.	14,000	717
		13,877
Consumer discretionary 6.38%
Comcast Corp., Class A	40,930	2,201
Home Depot, Inc.	21,030	1,929
SES SA, Class A (FDR)	53,700	1,857
HUGO BOSS AG	12,600	1,575
Amazon.com, Inc.[1]	4,100	1,322
Tiffany & Co.	12,600	1,213
Daimler AG	15,380	1,180
Industria de Diseño Textil, SA	32,100	887
Carnival Corp., units	19,000	763
General Motors Co.	22,500	719
		13,646
Energy 3.47%
Royal Dutch Shell PLC, Class B	69,720	2,755
Chevron Corp.	11,030	1,316
ConocoPhillips	16,406	1,255
Spectra Energy Corp	27,800	1,091
Enbridge Inc.	21,055	1,008
		7,425
American Funds Insurance Series — Global Balanced Fund — Page 76 of 168

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Common stocks Materials 3.31%	Shares	Value (000)
Dow Chemical Co.	33,000	$1,731
MeadWestvaco Corp.	34,000	1,392
Potash Corp. of Saskatchewan Inc.	36,000	1,244
E.I. du Pont de Nemours and Co.	12,000	861
Nucor Corp.	12,000	651
Rio Tinto PLC	11,000	541
L’Air Liquide SA3	2,556	312
L’Air Liquide SA, bonus shares[3]	1,724	210
Cliffs Natural Resources Inc.	13,000	135
		7,077
Telecommunication services 2.15%
Deutsche Telekom AG	60,000	910
Orange	60,000	902
HKT Trust and HKT Ltd., units	702,196	848
MegaFon OJSC (GDR)[2]	31,000	787
Verizon Communications Inc.	13,850	692
Telstra Corp. Ltd.	96,500	448
		4,587
Utilities 1.12%
EDP - Energias de Portugal, SA	549,000	2,396
Miscellaneous 1.09%
Other common stocks in initial period of acquisition		2,335
Total common stocks (cost: $109,397,000)		132,398
Preferred securities 0.08% Financials 0.08%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	164
Total preferred securities (cost: $150,000)		164
Convertible bonds 0.41% Consumer staples 0.41%	Principal amount (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR1	869
Total convertible bonds (cost: $1,198,000)		869
Bonds, notes & other debt instruments 30.24% Bonds & notes of governments & government agencies outside the U.S. 14.42%
Australian Government, Series 122, 5.25% 2019	A$200	192
Belgium (Kingdom of), Series 68, 2.25% 2023	€300	417
Bermuda Government 5.603% 2020	$200	220
Bermuda Government 4.854% 2024[2]	200	207
Chilean Government 5.50% 2020	CLP50,000	88
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	162
Colombia (Republic of), Series B, 6.00% 2028	453,000	200
Colombia (Republic of) Global 4.375% 2021	$200	212
French Government O.A.T. Eurobond 0.50% 2019	€150	191
American Funds Insurance Series — Global Balanced Fund — Page 77 of 168

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
French Government O.A.T. Eurobond 1.00% 2018	€300	$392
French Government O.A.T. Eurobond 2.25% 2024	150	208
French Government O.A.T. Eurobond 3.25% 2045	170	257
German Government, Series 6, 4.00% 2016	100	135
German Government 0.75% 2018[4]	212	281
German Government, Series 8, 4.25% 2018	230	337
German Government 3.00% 2020	500	731
German Government 2.25% 2021	60	85
German Government 2.00% 2022	450	630
German Government 2.50% 2044	150	218
India (Republic of) 7.28% 2019	INR30,000	466
Irish Government 4.50% 2020	€350	533
Irish Government 5.00% 2020	100	158
Irish Government 3.90% 2023	110	166
Irish Government 5.40% 2025	100	168
Israeli Government 3.15% 2023	$400	403
Italian Government 4.25% 2020	€500	734
Italian Government 5.50% 2022	525	835
Italian Government 4.50% 2024	400	602
Italian Government 4.75% 2044	50	76
Japanese Government, Series 269, 1.30% 2015	¥12,500	115
Japanese Government, Series 336, 0.10% 2016	5,000	46
Japanese Government, Series 115, 0.20% 2018	90,000	823
Japanese Government, Series 315, 1.20% 2021	130,000	1,260
Japanese Government, Series 17, 0.10% 2023[4]	20,700	204
Japanese Government, Series 116, 2.20% 2030	20,000	214
Japanese Government, Series 136, 1.60% 2032	5,000	49
Japanese Government, Series 36, 2.00% 2042	20,000	200
Malaysian Government, Series 0214, 3.394% 2017	MYR900	274
Morocco Government 4.25% 2022	$200	199
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 4.00% 2019	€150	223
Netherlands Government Eurobond 2.25% 2022	625	878
Netherlands Government Eurobond 2.00% 2024	175	240
Netherlands Government Eurobond 5.50% 2028	100	189
Norwegian Government 4.25% 2017	NKr1,370	228
Norwegian Government 3.00% 2024	2,400	398
Polish Government, Series 1017, 5.25% 2017	PLN900	297
Polish Government, Series 1020, 5.25% 2020	3,250	1,130
Polish Government, Series 1021, 5.75% 2021	2,070	745
Polish Government 5.00% 2022	$200	220
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	371
Russian Federation 6.20% 2018	RUB6,900	160
Russian Federation 7.50% 2018	11,600	279
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,525	306
South Africa (Republic of), Series R-214, 6.50% 2041	2,900	194
South Korean Government 5.50% 2017	KRW97,550	101
South Korean Government, Series 2106, 4.25% 2021	412,000	429
South Korean Government, Series 2206, 3.75% 2022	152,850	155
Spanish Government 4.00% 2018[2]	$500	534
Spanish Government 5.40% 2023	€820	1,324
Spanish Government 2.75% 2024	490	650
Spanish Government 5.15% 2044	75	124
State of Qatar 3.125% 2017[2]	$250	261
Swedish Government, Series 1047, 5.00% 2020	SKr5,250	905
American Funds Insurance Series — Global Balanced Fund — Page 78 of 168

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 2.75% 2015	£200	$327
United Kingdom 2.00% 2016	150	247
United Kingdom 1.25% 2018	70	112
United Kingdom 1.75% 2019	300	486
United Kingdom 3.75% 2020	75	134
United Kingdom 3.75% 2021	50	90
United Kingdom 1.75% 2022	550	863
United Kingdom 2.25% 2023	505	815
United Kingdom 5.00% 2025	100	201
United Kingdom 4.75% 2030	150	305
United Kingdom 4.50% 2034	60	120
United Kingdom 4.75% 2038	70	148
United Kingdom 4.25% 2040	50	99
United Kingdom 3.25% 2044	150	252
United Kingdom 4.25% 2046	180	365
United Mexican States Government, Series M10, 8.00% 2015	MXN1,800	141
United Mexican States Government, Series M10, 7.75% 2017	5,500	447
United Mexican States Government 4.00% 2019[4]	3,108	257
United Mexican States Government, Series M, 6.50% 2021	13,000	1,014
United Mexican States Government 2.00% 2022[4]	3,627	263
United Mexican States Government, Series M20, 10.00% 2024	5,800	559
United Mexican States Government, Series M30, 10.00% 2036	2,500	252
United Mexican States Government 4.00% 2040[4]	2,590	206
		30,832
Corporate bonds & notes 6.45% Financials 2.09%
American Campus Communities, Inc. 3.75% 2023	$100	99
American International Group, Inc. 4.125% 2024	100	104
AvalonBay Communities, Inc. 3.625% 2020	100	104
AvalonBay Communities, Inc. 2.85% 2023	20	19
Bank of America Corp. 4.00% 2024	325	329
Barclays Bank PLC 6.625% 2022	€140	222
Berkshire Hathaway Inc. 3.00% 2022	$75	75
BNP Paribas 5.00% 2021	100	111
Boston Properties, Inc. 3.70% 2018	100	106
CaixaBank, SA 5.00% 2023[5]	€100	135
Citigroup Inc. 4.587% 2015	$2	2
Citigroup Inc. 3.953% 2016	75	79
Citigroup Inc. 4.45% 2017	75	80
Citigroup Inc. 3.75% 2024	105	105
Corporate Office Properties Trust 3.60% 2023	65	62
Goldman Sachs Group, Inc. 5.75% 2022	70	80
Goldman Sachs Group, Inc. 3.625% 2023	150	149
Goldman Sachs Group, Inc. 4.00% 2024	60	60
HSBC Holdings PLC 4.00% 2022	100	105
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 3.20% 2023	100	98
JPMorgan Chase & Co. 3.625% 2024	27	27
JPMorgan Chase & Co., Series-S, junior subordinated, perpetual, 6.75% (undated)[5]	135	143
Kimco Realty Corp., Series C, 5.783% 2016	100	107
Lloyds Banking Group PLC 6.50% 2020	€210	326
Morgan Stanley 1.75% 2016	$150	152
PNC Financial Services Group, Inc. 2.854% 2022	100	98
Prologis, Inc. 3.375% 2024	€100	141
American Funds Insurance Series — Global Balanced Fund — Page 79 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland 3.875% 2023	€100	$140
RSA Insurance Group PLC 8.50% (undated)[5]	£50	82
Simon Property Group, LP 3.375% 2022	$100	102
Standard Chartered Bank 5.875% 2017	€50	72
Standard Chartered PLC 3.20% 2016[2]	$103	107
VEB Finance Ltd. 6.902% 2020[2]	100	101
WEA Finance LLC 2.70% 2019[2]	200	201
WEA Finance LLC 3.75% 2024[2]	200	200
Wells Fargo & Co. 4.60% 2021	100	110
Wells Fargo & Co. 3.30% 2024	200	196
		4,457
Energy 1.07%
Chevron Corp. 2.355% 2022	150	143
Devon Energy Corp. 3.25% 2022	90	90
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	67
Gazprom OJSC 5.875% 2015	€100	128
Kinder Morgan Energy Partners, LP 3.50% 2016	$100	103
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	201
Pemex Project Funding Master Trust 5.75% 2018	200	222
Petrobras International Finance Co. 5.375% 2021	170	173
Petróleos Mexicanos 4.875% 2022	100	107
Petróleos Mexicanos 6.50% 2041	45	52
Spectra Energy Partners, LP 2.95% 2016	75	77
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	163
Statoil ASA 3.70% 2024	50	52
StatoilHydro ASA 2.45% 2023	100	96
Total Capital International 2.875% 2022	250	249
Transocean Inc. 5.05% 2016	25	27
Transocean Inc. 2.50% 2017	75	75
Transocean Inc. 6.375% 2021	50	53
Williams Partners LP 4.50% 2023	100	105
		2,280
Telecommunication services 0.67%
Deutsche Telekom International Finance BV 2.25% 2017[2]	150	153
Deutsche Telekom International Finance BV 6.00% 2017	€75	107
Orange SA 2.75% 2019	$140	142
Telecom Italia Capital SA 7.175% 2019	50	57
Verizon Communications Inc. 2.625% 2020[2]	40	40
Verizon Communications Inc. 2.45% 2022	125	116
Verizon Communications Inc. 5.15% 2023	630	697
Verizon Communications Inc. 4.15% 2024	50	52
Verizon Communications Inc. 6.55% 2043	34	42
Verizon Communications Inc. 5.012% 2054[2]	33	33
		1,439
American Funds Insurance Series — Global Balanced Fund — Page 80 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.55%	Principal amount (000)	Value (000)
Altria Group, Inc. 4.75% 2021	$150	$164
Altria Group, Inc. 4.25% 2042	150	137
Coca-Cola Co. 1.80% 2016	85	87
ConAgra Foods, Inc. 1.90% 2018	25	25
Kraft Foods Inc. 3.50% 2022	100	101
PepsiCo, Inc. 2.50% 2016	50	51
Pernod Ricard SA 4.45% 2022[2]	150	159
Philip Morris International Inc. 1.875% 2019	100	99
Philip Morris International Inc. 2.90% 2021	100	100
Procter & Gamble Co. 1.45% 2016	20	20
Wal-Mart Stores, Inc. 2.80% 2016	150	155
Wal-Mart Stores, Inc. 2.55% 2023	75	72
		1,170
Health care 0.49%
AbbVie Inc. 2.90% 2022	60	57
Aetna Inc. 2.75% 2022	50	48
Baxter International Inc. 3.20% 2023	33	33
Gilead Sciences, Inc. 3.70% 2024	100	102
Humana Inc. 3.15% 2022	100	98
Novartis Capital Corp. 2.90% 2015	50	51
Novartis Capital Corp. 3.40% 2024	100	102
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Pfizer Inc. 2.10% 2019	100	100
Pfizer Inc. 3.40% 2024	200	200
Pfizer Inc. 4.40% 2044	200	202
Roche Holdings, Inc. 6.00% 2019[2]	29	34
		1,055
Consumer discretionary 0.48%
Comcast Corp. 4.65% 2042	75	78
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	150	150
Dollar General Corp. 1.875% 2018	25	24
Dollar General Corp. 3.25% 2023	130	116
McDonald’s Corp. 3.50% 2020	50	53
NBCUniversal Media, LLC 4.375% 2021	50	55
President & Fellows of Harvard College 3.619% 2037	150	145
Thomson Reuters Corp. 4.30% 2023	75	79
Time Warner Inc. 4.75% 2021	200	218
Time Warner Inc. 4.05% 2023	50	51
Viacom Inc. 4.25% 2023	55	57
		1,026
American Funds Insurance Series — Global Balanced Fund — Page 81 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.45%	Principal amount (000)	Value (000)
Boeing Company 0.95% 2018	$45	$44
Burlington Northern Santa Fe LLC 3.40% 2024	35	34
General Electric Capital Corp. 2.30% 2017	165	170
General Electric Capital Corp. 3.15% 2022	50	50
General Electric Capital Corp. 3.10% 2023	100	99
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	116
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	143
Union Pacific Corp. 2.95% 2023	$100	100
United Technologies Corp. 3.10% 2022	215	215
		971
Utilities 0.31%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	141
Duke Energy Corp. 3.75% 2024	70	72
E.ON International Finance BV 5.80% 2018[2]	25	28
MidAmerican Energy Holdings Co. 2.00% 2018	100	99
MidAmerican Energy Holdings Co. 3.75% 2023	30	31
National Grid PLC 6.30% 2016	40	44
Niagara Mohawk Power Corp. 3.508% 2024[2]	50	50
Pacific Gas and Electric Co. 3.85% 2023	70	73
PSEG Power LLC 2.75% 2016	15	16
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
		655
Information technology 0.27%
First Data Corp. 7.375% 2019[2]	75	79
International Business Machines Corp. 1.95% 2016	200	204
International Business Machines Corp. 1.25% 2018	100	99
Samsung Electronics America, Inc. 1.75% 2017[2]	200	201
		583
Materials 0.07%
Monsanto Co. 4.40% 2044	100	100
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		151
Total corporate bonds & notes		13,787
U.S. Treasury bonds & notes 6.25% U.S. Treasury 4.52%
U.S. Treasury 1.75% 2015	145	147
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	72
U.S. Treasury 0.875% 2017	100	100
U.S. Treasury 1.00% 2017	1,120	1,124
U.S. Treasury 0.625% 2018	200	195
U.S. Treasury 0.875% 2018	200	197
U.S. Treasury 1.25% 2018	700	691
U.S. Treasury 1.375% 2018	500	499
U.S. Treasury 1.375% 2018	300	299
U.S. Treasury 1.50% 2018	200	200
U.S. Treasury 1.25% 2019	50	49
U.S. Treasury 1.625% 2019	1,925	1,916
U.S. Treasury 1.625% 2019	860	855
American Funds Insurance Series — Global Balanced Fund — Page 82 of 168

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$450	$447
U.S. Treasury 3.125% 2019	225	239
U.S. Treasury 1.375% 2020	150	145
U.S. Treasury 3.50% 2020	200	217
U.S. Treasury 2.00% 2021	108	106
U.S. Treasury 2.125% 2021	200	199
U.S. Treasury 2.00% 2022	75	74
U.S. Treasury 1.75% 2023	100	95
U.S. Treasury 2.50% 2024	500	500
U.S. Treasury 4.375% 2038	100	121
U.S. Treasury 2.875% 2043	730	684
U.S. Treasury 3.75% 2043	200	221
U.S. Treasury 3.375% 2044	200	207
		9,670
U.S. Treasury inflation-protected securities 1.73%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	126	128
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	1,281	1,285
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	461	456
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	50	48
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,174	1,182
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63	74
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	486	520
		3,693
Total U.S. Treasury bonds & notes		13,363
Mortgage-backed obligations 3.12%
Fannie Mae 2.50% 2028[6]	183	185
Fannie Mae 3.00% 2028[6,7]	75	77
Fannie Mae 5.00% 2041[6]	97	108
Fannie Mae 5.00% 2041[6]	38	42
Fannie Mae 4.50% 2041[6]	104	113
Fannie Mae 4.00% 2043[6]	313	332
Fannie Mae 3.50% 2044[6,7]	300	307
Fannie Mae 3.50% 2044[6,7]	450	459
Fannie Mae 4.00% 2044[6,7]	2,100	2,207
Fannie Mae 4.50% 2044[6,7]	2,400	2,583
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,6]	230	231
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2024[2,5,6]	30	31
		6,675
Total bonds, notes & other debt instruments (cost: $64,920,000)		64,657
Short-term securities 9.54%
Federal Home Loan Bank 0.08%—0.09% due 10/8/2014—10/31/2014	9,100	9,100
General Electric Co. 0.06% due 10/1/2014	6,300	6,300
Victory Receivables Corp. 0.15% due 10/8/2014[2]	5,000	5,000
Total short-term securities (cost: $20,399,000)		20,400
Total investment securities 102.20% (cost: $196,064,000)		218,488
Other assets less liabilities (2.20)%		(4,708)
Net assets 100.00%		$213,780
American Funds Insurance Series — Global Balanced Fund — Page 83 of 168

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $7,486,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Euros	10/23/2014	HSBC Bank	€99	$128	$(3)
Japanese yen	10/6/2014	UBS AG	¥29,196	$278	(12)
Japanese yen	10/27/2014	Citibank	¥59,830	$550	(4)
					$(19)
Sales:
Australian dollars	10/21/2014	Bank of America, N.A.	€386	A$550	$7
British pounds	10/17/2014	Barclays Bank PLC	$406	£250	1
British pounds	10/29/2014	Barclays Bank PLC	$326	£200	2
Colombian pesos	10/6/2014	Citibank	$158	COP307,025	7
Colombian pesos	10/17/2014	Citibank	$62	COP122,625	2
Euros	10/22/2014	Bank of America, N.A.	¥55,612	€400	2
Mexican pesos	10/16/2014	Citibank	$693	MXN9,125	14
Mexican pesos	10/22/2014	Bank of America, N.A.	$158	MXN2,100	2
Norwegian kroner	10/27/2014	HSBC Bank	€312	NKr2,550	(3)
Polish zloty	10/20/2014	Citibank	$276	PLN900	4
Russian rubles	10/6/2014	JPMorgan Chase	$339	RUB12,625	21
Russian rubles	10/15/2014	Citibank	$105	RUB4,000	4
South African rand	10/22/2014	HSBC Bank	$193	ZAR2,150	3
South African rand	10/22/2014	HSBC Bank	$107	ZAR1,200	1
Swedish kronor	10/27/2014	Citibank	$826	SKr5,900	8
					$75
Forward currency contracts - net					$56
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,601,000, which represented 4.49% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $522,000, which represented .24% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	A portion or all of this security purchased on a TBA basis.

Key to abbreviations and symbols
CDI = CREST Depository Interest	€ = Euros	MYR = Malaysian ringgits
FDR = Fiduciary Depositary Receipts	GBP/£ = British pounds	NKr = Norwegian kroner
GDR = Global Depositary Receipts	INR = Indian rupees	PLN = Polish zloty
TBA = To be announced	¥ = Japanese yen	RUB = Russian rubles
A$ = Australian dollars	KRW = South Korean won	SKr = Swedish kronor
CLP = Chilean pesos	MXN = Mexican pesos	ZAR = South African rand
COP = Colombian pesos
American Funds Insurance Series — Global Balanced Fund — Page 84 of 168

Bond FundSM
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 97.47% U.S. Treasury bonds & notes 37.58% U.S. Treasury 30.11%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2016	$300	$300
U.S. Treasury 0.50% 2016	4,000	4,003
U.S. Treasury 0.625% 2016[1]	25,000	25,036
U.S. Treasury 0.625% 2016	25,000	24,991
U.S. Treasury 4.625% 2016	30,000	32,491
U.S. Treasury 7.50% 2016	35,000	40,041
U.S. Treasury 0.75% 2017	129,750	128,908
U.S. Treasury 1.00% 2017	64,750	64,957
U.S. Treasury 2.75% 2017	81,000	84,837
U.S. Treasury 8.75% 2017	75,000	90,310
U.S. Treasury 0.75% 2018	16,250	15,917
U.S. Treasury 1.00% 2018	12,500	12,318
U.S. Treasury 1.25% 2018	263,350	260,129
U.S. Treasury 1.25% 2018	21,750	21,460
U.S. Treasury 1.375% 2018	80,000	79,797
U.S. Treasury 1.50% 2018	136,875	136,859
U.S. Treasury 1.50% 2019	43,000	42,750
U.S. Treasury 1.50% 2019	40,000	39,600
U.S. Treasury 1.625% 2019	400,000	398,048
U.S. Treasury 1.625% 2019	232,412	230,922
U.S. Treasury 1.625% 2019	65,000	64,784
U.S. Treasury 1.625% 2019	6,571	6,532
U.S. Treasury 1.75% 2019	68,605	68,541
U.S. Treasury 1.125% 2020	67,300	64,518
U.S. Treasury 1.25% 2020	44,425	42,949
U.S. Treasury 1.375% 2020	68,250	66,125
U.S. Treasury 2.00% 2020	17,000	16,914
U.S. Treasury 8.75% 2020	40,000	55,114
U.S. Treasury 2.25% 2021	10,000	10,038
U.S. Treasury 3.625% 2021	7,500	8,186
U.S. Treasury 1.625% 2022	22,776	21,541
U.S. Treasury 1.625% 2022	22,665	21,534
U.S. Treasury 1.75% 2023	22,900	21,716
U.S. Treasury 2.00% 2023	44,809	43,503
U.S. Treasury 2.375% 2024	192,610	190,459
U.S. Treasury 2.75% 2024	40,050	41,006
U.S. Treasury 7.625% 2025	20,000	29,400
U.S. Treasury 6.125% 2027	25,000	34,375
U.S. Treasury 3.75% 2041	19,565	21,717
U.S. Treasury 3.625% 2043	81,400	88,014
U.S. Treasury 3.125% 2044	81,355	80,081
U.S. Treasury 3.375% 2044	131,919	136,227
U.S. Treasury 3.625% 2044	13,400	14,488
		2,881,436
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 7.47%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$41,425	$41,472
U.S. Treasury Inflation-Protected Security 1.625% 2015[2]	21,106	21,132
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	35,443	37,871
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	12,368	12,476
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	202,087	202,707
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,318	3,215
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	69,385	66,696
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	190,282	191,467
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,802	5,475
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	123,390	132,179
		714,690
Total U.S. Treasury bonds & notes		3,596,126
Corporate bonds & notes 28.64% Financials 7.40%
ACE INA Holdings Inc. 2.60% 2015	2,580	2,635
ACE INA Holdings Inc. 3.35% 2024	1,225	1,225
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,720	3,691
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,685
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	151
American Campus Communities, Inc. 3.75% 2023	3,750	3,704
American Campus Communities, Inc. 4.125% 2024	6,680	6,714
American Express Co. 6.15% 2017	2,500	2,817
American Express Co. 1.55% 2018	8,500	8,383
American Express Credit Co. 1.55% 2017	470	470
American International Group, Inc. 2.30% 2019	3,050	3,032
American International Group, Inc. 3.375% 2020	1,155	1,191
American International Group, Inc. 4.125% 2024	3,300	3,436
American International Group, Inc. 4.50% 2044	3,945	3,913
American Tower Corp. 3.40% 2019	7,525	7,697
Assicurazioni Generali SPA 7.75% 2042[3]	€3,100	4,848
Assicurazioni Generali SPA 10.125% 2042	1,500	2,610
AvalonBay Communities, Inc. 3.625% 2020	$5,885	6,126
AXA SA 8.60% 2030	2,625	3,537
Bank of America Corp. 3.75% 2016	3,415	3,566
Bank of America Corp. 1.70% 2017	2,050	2,045
Bank of America Corp. 2.60% 2019	14,463	14,446
Bank of America Corp., Series L, 2.65% 2019	11,412	11,399
Bank of America Corp. 3.30% 2023	6,995	6,831
Bank of America Corp. 4.00% 2024	3,605	3,648
Barclays Bank PLC 2.50% 2019	5,175	5,188
Barclays Bank PLC 6.00% 2021	€6,775	10,298
Barclays Bank PLC 10.179% 2021[4]	$13,250	18,090
Berkshire Hathaway Inc. 4.40% 2042	735	746
BNP Paribas 2.45% 2019	600	603
BPCE SA group 2.50% 2019	300	298
BPCE SA group 5.70% 2023[4]	14,780	15,770
BPCE SA group 4.50% 2025[4]	3,225	3,139
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,713
CIT Group Inc. 3.875% 2019	2,100	2,069
CIT Group Inc., Series C, 5.50% 2019[4]	2,750	2,879
Citigroup Inc. 2.50% 2019	11,950	11,854
Citigroup Inc. 2.55% 2019	17,239	17,248
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 8.50% 2019	$969	$1,213
CME Group Inc. 5.30% 2043	3,995	4,590
CNA Financial Corp. 6.50% 2016	3,750	4,120
CNA Financial Corp. 7.35% 2019	1,800	2,168
CNA Financial Corp. 7.25% 2023	3,000	3,703
CNA Financial Corp. 3.95% 2024	455	461
Credit Suisse Group AG 1.375% 2017	10,750	10,697
Credit Suisse Group AG 2.30% 2019	10,750	10,652
Credit Suisse Group AG 3.625% 2024	750	741
Crescent Resources 10.25% 2017[4]	1,350	1,472
DCT Industrial Trust Inc. 4.50% 2023	3,760	3,842
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,133
Developers Diversified Realty Corp. 9.625% 2016	12,420	13,946
Developers Diversified Realty Corp. 7.50% 2017	3,750	4,268
Developers Diversified Realty Corp. 4.75% 2018	775	837
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,926
ERP Operating LP 7.125% 2017	380	440
ERP Operating LP 3.00% 2023	2,735	2,643
Essex Portfolio L.P. 3.25% 2023	685	665
Essex Portfolio L.P. 3.875% 2024	1,500	1,505
Genworth Holdings, Inc. 4.90% 2023	1,000	1,033
Goldman Sachs Group, Inc. 5.125% 2015	3,589	3,637
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,696
Goldman Sachs Group, Inc. 3.625% 2023	5,000	4,963
Goldman Sachs Group, Inc. 3.85% 2024	12,345	12,296
Goldman Sachs Group, Inc. 4.00% 2024	18,350	18,509
Goldman Sachs Group, Inc. 4.80% 2044	550	555
Goldman Sachs Group, Inc., Series L, 5.70% 2049[3]	2,365	2,411
Goodman Funding Pty Ltd. 6.00% 2022[4]	11,850	13,421
HBOS PLC 6.75% 2018[4]	8,315	9,422
HBOS PLC 4.375% 2019[3]	€965	1,223
Hospitality Properties Trust 6.30% 2016	$900	951
Hospitality Properties Trust 5.625% 2017	2,900	3,146
Hospitality Properties Trust 6.70% 2018	6,140	6,857
Hospitality Properties Trust 5.00% 2022	1,470	1,550
Hospitality Properties Trust 4.50% 2023	3,705	3,758
Hospitality Properties Trust 4.50% 2025	1,925	1,901
HSBC Holdings PLC 4.875% 2020	6,530	7,227
HSBC Holdings PLC 4.25% 2024	18,675	18,981
HSBC Holdings PLC 5.25% 2044	1,215	1,295
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,316
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,556
International Lease Finance Corp. 2.184% 2016[3]	5,000	4,969
Intesa Sanpaolo SpA 5.017% 2024[4]	1,955	1,903
iStar Financial Inc. 4.875% 2018	1,650	1,613
iStar Financial Inc. 5.00% 2019	3,725	3,604
JPMorgan Chase & Co. 3.40% 2015	7,000	7,147
JPMorgan Chase & Co. 3.625% 2024	6,705	6,703
JPMorgan Chase & Co. 3.875% 2024	3,085	3,023
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[3]	3,000	2,936
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,138
Kimco Realty Corp. 5.70% 2017	4,250	4,697
Kimco Realty Corp. 6.875% 2019	3,975	4,728
Leucadia National Corp. 5.50% 2023	770	808
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Liberty Mutual Group Inc. 6.70% 2016[4]	$3,750	$4,122
Lloyds Banking Group PLC 6.50% 2020[4]	875	1,019
Merrill Lynch & Co., Inc. 4.625% 2018	€7,240	10,351
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,4]	$2,505	3,219
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,4]	300	434
MetLife Global Funding I 2.30% 2019[4]	675	676
Metlife, Inc. 3.60% 2024	1,945	1,970
Morgan Stanley 3.80% 2016	5,000	5,211
Morgan Stanley 2.125% 2018	23,980	24,002
Morgan Stanley 2.375% 2019	8,980	8,842
Morgan Stanley 2.50% 2019	14,600	14,619
Morgan Stanley, Series F, 3.875% 2024	3,445	3,449
New York Life Global Funding 2.10% 2019[4]	1,250	1,250
NN Group NV, 4.50% (undated)[3]	€8,750	10,625
Nordea Bank AB 4.875% 2021[4]	$700	753
Piedmont Operating Partnership LP 3.40% 2023	365	346
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,902
PNC Financial Services Group, Inc. 3.90% 2024	2,500	2,502
PNC Funding Corp. 3.30% 2022	9,000	9,065
PRICOA Global Funding I 1.35% 2017[4]	2,550	2,539
Prologis, Inc. 2.75% 2019	6,630	6,704
Prologis, Inc. 3.35% 2021	10,900	10,894
Prologis, Inc. 4.25% 2023	7,410	7,665
Prudential Financial, Inc. 2.30% 2018	2,175	2,196
Prudential Financial, Inc. 3.50% 2024	3,300	3,274
Prudential Financial, Inc. 4.60% 2044	925	920
QBE Insurance Group Ltd. 2.40% 2018[4]	5,710	5,718
Rabobank Nederland 4.625% 2023	15,185	15,765
Realogy Corp. 4.50% 2019[4]	1,800	1,746
Realogy Corp., LOC, 4.50% 2016[3,5,6]	133	132
Regions Financial Corp. 7.75% 2014	1,572	1,583
Regions Financial Corp., Series A-I, 5.20% 2015	205	209
Regions Financial Corp. 5.75% 2015	1,840	1,899
Regions Financial Corp. 2.00% 2018	11,475	11,351
Royal Bank of Canada 1.50% 2018	2,700	2,694
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,4]	2,450	2,810
RSA Insurance Group PLC 9.375% 2039[3]	£6,450	12,748
RSA Insurance Group PLC 8.50% (undated)[3]	6,125	10,044
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,744
Simon Property Group, LP 4.20% 2015	2,430	2,437
Simon Property Group, LP 10.35% 2019	5,655	7,522
Standard Chartered PLC 3.85% 2015[4]	7,600	7,748
Standard Chartered PLC 2.40% 2019[4]	1,320	1,311
Svenska Handelsbanken AB 2.25% 2019	1,000	997
UBS AG 5.75% 2018	2,240	2,528
UDR, Inc., Series A, 5.25% 2015	5,400	5,473
UDR, Inc. 3.70% 2020	500	517
Unum Group 7.125% 2016	3,400	3,799
Unum Group 5.625% 2020	1,100	1,255
UnumProvident Finance Co. PLC 6.85% 2015[4]	767	814
WEA Finance LLC 1.75% 2017[4]	540	541
WEA Finance LLC 2.70% 2019[4]	7,310	7,337
WEA Finance LLC 3.75% 2024[4]	2,975	2,974
American Funds Insurance Series — Bond Fund — Page 88 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 4.75% 2044[4]	$200	$203
Wells Fargo & Co. 3.30% 2024	6,300	6,190
		708,328
Energy 3.86%
Alpha Natural Resources, Inc. 9.75% 2018	1,000	735
Alpha Natural Resources, Inc. 6.00% 2019	503	307
Alpha Natural Resources, Inc. 7.50% 2020[4]	3,000	2,693
Alpha Natural Resources, Inc. 6.25% 2021	1,425	835
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	550	547
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	1,875	1,867
American Energy (Permian Basin) 7.125% 2020[4]	2,075	1,909
American Energy (Permian Basin) 7.375% 2021[4]	725	667
American Energy (Woodford LLC), 9.00% 2022[4]	1,000	933
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,325
Anadarko Petroleum Corp. 8.70% 2019	1,260	1,587
Anadarko Petroleum Corp. 3.45% 2024	385	379
Arch Coal, Inc. 7.00% 2019	1,875	1,005
Arch Coal, Inc. 7.25% 2021	1,525	743
Boardwalk Pipeline Partners 3.375% 2023	3,750	3,497
BP Capital Markets PLC 0.657% 2016[3]	14,560	14,589
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,543
Canadian Natural Resources Ltd. 3.80% 2024	280	284
Cenovus Energy Inc. 3.80% 2023	1,700	1,740
Cenovus Energy Inc. 5.20% 2043	1,200	1,289
Chevron Corp. 2.355% 2022	5,000	4,771
Chevron Corp. 3.191% 2023	800	807
CONSOL Energy Inc. 8.25% 2020	4,900	5,163
CONSOL Energy Inc. 5.875% 2022[4]	2,625	2,595
Denbury Resources Inc. 4.625% 2023	1,500	1,395
Devon Energy Corp. 2.25% 2018	8,235	8,226
Devon Energy Corp. 3.25% 2022	12,700	12,633
Devon Energy Corp. 4.75% 2042	1,085	1,083
Diamond Offshore Drilling, Inc. 4.875% 2043	10,375	9,653
Ecopetrol SA 5.875% 2045	420	428
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,095
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,619
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,298
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,541
Enbridge Inc. 4.00% 2023	7,030	7,294
EnLink Midstream Partners, LP 2.70% 2019	155	156
EnLink Midstream Partners, LP 4.40% 2024	125	130
Enterprise Products Operating LLC 5.20% 2020	1,260	1,417
Enterprise Products Operating LLC 4.05% 2022	5,000	5,289
Enterprise Products Operating LLC 3.35% 2023	1,275	1,258
Enterprise Products Operating LLC 3.90% 2024	4,770	4,851
Enterprise Products Operating LLC 4.85% 2044	900	918
Enterprise Products Operating LLC 5.10% 2045	800	847
Exxon Mobil Corp. 1.819% 2019	2,300	2,302
Exxon Mobil Corp. 3.176% 2024	3,850	3,932
Harvest Operations Corp. 2.125% 2018[4]	840	836
Husky Energy Inc. 7.25% 2019	3,390	4,134
Jupiter Resources Inc. 8.50% 2022[4]	3,000	2,670
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,984
American Funds Insurance Series — Bond Fund — Page 89 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 3.50% 2021	$1,145	$1,151
Kinder Morgan Energy Partners, LP 3.50% 2023	3,175	3,022
Kinder Morgan Energy Partners, LP 4.15% 2024	4,025	4,000
Kinder Morgan Energy Partners, LP 4.25% 2024	670	664
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,024
Kinder Morgan Energy Partners, LP 5.00% 2043	525	487
Kinder Morgan Energy Partners, LP 5.40% 2044	9,845	9,688
Kinder Morgan Energy Partners, LP 5.50% 2044	1,680	1,690
NGPL PipeCo LLC 7.119% 2017[4]	3,025	3,040
NGPL PipeCo LLC 9.625% 2019[4]	4,850	5,165
Oasis Petroleum Inc. 6.875% 2022	1,125	1,193
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,6]	6,156	6,402
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[4,6]	220	227
PDC Energy Inc. 7.75% 2022	2,275	2,446
Peabody Energy Corp. 6.00% 2018	3,300	3,250
Peabody Energy Corp. 6.25% 2021	2,200	2,054
Petrobras Global Finance Co. 6.25% 2024	285	299
Petrobras International Finance Co. 5.75% 2020	1,520	1,595
Petrobras International Finance Co. 5.375% 2021	2,510	2,547
Petrobras International Finance Co. 6.875% 2040	2,240	2,336
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,6]	2,427	2,530
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	678	736
Ras Laffan Liquefied Natural Gas III 5.832% 2016[6]	758	802
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,561
Regency Energy Partners LP and Regency Energy Finance Corp. 4.50% 2023	700	681
Rice Energy Inc. 6.25% 2022[4]	1,075	1,054
Sabine Pass Liquefaction, LLC 5.625% 2021	3,000	3,098
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,015
Samson Investment Co. 9.75% 2020	4,150	3,787
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	146
Schlumberger Investment SA 3.65% 2023	460	477
Shell International Finance BV 3.10% 2015	5,000	5,104
Spectra Energy Partners, LP 2.95% 2018	1,615	1,663
Spectra Energy Partners, LP 4.75% 2024	1,150	1,236
Statoil ASA 3.125% 2017	5,000	5,253
Statoil ASA 0.524% 2018[3]	5,275	5,280
Statoil ASA 1.95% 2018	6,640	6,672
Statoil ASA 3.70% 2024	5,000	5,194
StatoilHydro ASA 2.90% 2014	3,110	3,113
Total Capital Canada Ltd. 2.75% 2023	2,140	2,076
Total Capital International 2.10% 2019	1,650	1,645
Total Capital International 2.70% 2023	895	869
Total Capital International 3.75% 2024	14,000	14,408
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,646
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	11,145	11,535
Transocean Inc. 2.50% 2017	2,090	2,091
Transocean Inc. 6.375% 2021	6,285	6,696
Transocean Inc. 3.80% 2022	2,780	2,556
Western Gas Partners LP 2.60% 2018	280	283
Williams Partners LP 3.80% 2015	2,950	2,983
Williams Partners LP 5.25% 2020	6,035	6,711
Williams Partners LP 4.50% 2023	500	524
Williams Partners LP 4.30% 2024	10,060	10,283
Williams Partners LP 3.90% 2025	2,380	2,342
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 5.40% 2044	$305	$325
Woodside Finance Ltd. 4.60% 2021[4]	6,535	7,076
		369,530
Utilities 3.04%
AES Corp. 8.00% 2020	2,000	2,305
AES Corp. 7.375% 2021	975	1,097
American Electric Power Co. 1.65% 2017	2,870	2,871
American Electric Power Co. 2.95% 2022	2,000	1,956
Boston Gas Co. 4.487% 2042[4]	470	486
Calpine Corp. 5.375% 2023	2,500	2,428
Calpine Corp. 7.875% 2023[4]	500	549
CEZ, a s 4.25% 2022[4]	5,285	5,603
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,353
CMS Energy Corp. 8.75% 2019	6,984	8,878
CMS Energy Corp. 5.05% 2022	16,788	18,792
CMS Energy Corp. 3.875% 2024	3,595	3,685
CMS Energy Corp. 4.875% 2044	2,915	3,037
Comision Federal de Electricidad 4.875% 2024[4]	600	632
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	6,138
Duke Energy Corp. 3.95% 2023	3,720	3,880
Duke Energy Corp. 3.75% 2024	3,095	3,180
E.ON International Finance BV 5.80% 2018[4]	5,000	5,651
ElectricitΘ de France SA 2.15% 2019[4]	145	145
Electricité de France SA 4.60% 2020[4]	1,191	1,317
Enel Società per Azioni 8.75% 2073[3,4]	1,000	1,167
Eskom Holdings SOC Ltd. 6.75% 2023[4]	1,400	1,475
Iberdrola Finance Ireland 5.00% 2019[4]	2,575	2,853
MidAmerican Energy Co. 3.50% 2024	520	530
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,749
MidAmerican Energy Holdings Co. 3.75% 2023	15,890	16,336
MidAmerican Energy Holdings Co. 5.15% 2043	490	544
Midwest Generation, LLC, Series B, 8.56% 2016[6,7,8]	324	332
National Grid PLC 6.30% 2016	2,815	3,086
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	18,125
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	1,800	1,823
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,639
Niagara Mohawk Power Corp. 3.553% 2014[4]	2,625	2,625
Niagara Mohawk Power Corp. 3.508% 2024[4]	4,760	4,799
Niagara Mohawk Power Corp. 4.278% 2034[4]	1,000	1,009
NV Energy, Inc 6.25% 2020	10,219	12,037
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,132
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,769
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,242
Pacific Gas and Electric Co. 3.40% 2024	4,445	4,423
Pacific Gas and Electric Co. 4.75% 2044	1,000	1,060
PG&E Corp. 2.40% 2019	3,810	3,819
Progress Energy, Inc. 7.05% 2019	3,180	3,817
Progress Energy, Inc. 7.75% 2031	1,920	2,705
PSEG Power LLC 2.75% 2016	3,400	3,516
Public Service Co. of Colorado 5.80% 2018	7,860	8,928
Public Service Co. of Colorado 3.20% 2020	5,000	5,201
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,760
Public Service Electric and Gas Co. 2.00% 2019	500	498
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Sound Energy, Inc., First Lien, 6.50% 2020	$5,896	$6,989
Puget Sound Energy, Inc., First Lien, 6.00% 2021	11,161	12,999
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,412
Southern Co. 2.15% 2019	10,675	10,572
Tampa Electric Co. 2.60% 2022	5,250	5,081
Tampa Electric Co. 4.10% 2042	3,240	3,214
Tampa Electric Co. 4.35% 2044	625	646
Teco Finance, Inc. 4.00% 2016	80	84
Teco Finance, Inc. 5.15% 2020	4,026	4,491
TXU, Term Loan, 4.65% 2017[3,5,6,7]	3,749	2,790
Virginia Electric and Power Co. 1.20% 2018	5,400	5,330
Virginia Electric and Power Co. 2.95% 2022	3,090	3,122
Virginia Electric and Power Co. 4.45% 2044	7,795	8,123
Xcel Energy Inc. 4.70% 2020	1,800	1,998
		290,833
Health care 3.00%
AbbVie Inc. 1.75% 2017	9,750	9,725
AbbVie Inc. 2.90% 2022	10,200	9,772
Aetna Inc. 1.50% 2017	3,755	3,743
Aetna Inc. 2.20% 2019	400	397
Aetna Inc. 4.75% 2044	250	255
Amgen Inc. 2.20% 2019	70	69
Baxter International Inc. 1.85% 2018	2,565	2,557
Baxter International Inc. 3.20% 2023	3,020	2,986
Boston Scientific Corp. 6.00% 2020	3,675	4,196
Cardinal Health, Inc. 4.00% 2015	2,715	2,783
Cardinal Health, Inc. 5.80% 2016	1,235	1,351
Cardinal Health, Inc. 1.90% 2017	4,710	4,765
Cardinal Health, Inc. 1.70% 2018	1,400	1,388
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,5,6]	147	148
Celgene Corp 3.625% 2024	2,750	2,727
Celgene Corp 4.625% 2044	6,875	6,772
Centene Corp. 5.75% 2017	2,050	2,181
DJO Finance LLC 7.75% 2018	175	177
DJO Finance LLC 8.75% 2018	2,215	2,348
DJO Finance LLC 9.875% 2018	2,070	2,179
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	430	452
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	685	678
Express Scripts Inc. 2.75% 2014	8,750	8,777
Express Scripts Inc. 3.125% 2016	19,500	20,204
Express Scripts Inc. 2.65% 2017	6,250	6,431
Forest Laboratories, Inc. 5.00% 2021[4]	1,125	1,205
Gilead Sciences, Inc. 2.40% 2014	4,780	4,797
Gilead Sciences, Inc. 3.70% 2024	5,765	5,883
Gilead Sciences, Inc. 4.80% 2044	2,960	3,138
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	800	792
HCA Inc. 6.375% 2015	1,000	1,011
HCA Inc. 3.75% 2019	720	706
HCA Inc. 6.50% 2020	2,050	2,242
Humana Inc. 2.625% 2019	2,190	2,192
Humana Inc. 3.85% 2024	7,900	7,913
Humana Inc. 4.95% 2044	8,200	8,252
inVentiv Health Inc. 11.00% 2018[4]	2,365	1,916
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 12.00% 2018[3,4,9]	$3,398	$3,160
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,341
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,565
McKesson Corp. 3.25% 2016	3,051	3,151
McKesson Corp. 1.292% 2017	1,300	1,296
McKesson Corp. 2.284% 2019	8,810	8,757
McKesson Corp. 3.796% 2024	7,160	7,236
McKesson Corp. 4.883% 2044	1,575	1,628
Medtronic, Inc. 4.625% 2044	450	465
Merck & Co., Inc. 2.80% 2023	9,950	9,697
Multiplan Inc., Term Loan B, 4.00% 2021[3,5,6]	3,334	3,262
Novartis Capital Corp. 3.40% 2024	9,370	9,540
Novartis Capital Corp. 4.40% 2044	1,650	1,723
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	1,660	1,515
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	1,451	1,437
Pfizer Inc. 3.40% 2024	1,000	1,001
Pfizer Inc. 4.40% 2044	900	911
Roche Holdings, Inc. 2.25% 2019[4]	12,435	12,401
Roche Holdings, Inc. 6.00% 2019[4]	12,118	14,054
Roche Holdings, Inc. 2.875% 2021[4]	10,750	10,754
Roche Holdings, Inc. 3.35% 2024[4]	3,240	3,254
Roche Holdings, Inc. 7.00% 2039[4]	875	1,226
Schering-Plough Corp. 5.375% 2014	€3,955	4,995
Symbion Inc. 8.00% 2016	$3,825	3,968
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	533
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,420
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	612
Thermo Fisher Scientific Inc. 1.30% 2017	310	309
Thermo Fisher Scientific Inc. 2.40% 2019	150	150
Thermo Fisher Scientific Inc. 4.15% 2024	1,750	1,816
Thermo Fisher Scientific Inc. 5.30% 2044	750	826
UnitedHealth Group Inc. 1.40% 2017	3,020	3,018
UnitedHealth Group Inc. 1.625% 2019	680	667
UnitedHealth Group Inc. 2.75% 2023	470	455
UnitedHealth Group Inc. 2.875% 2023	10,540	10,312
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,172
VPI Escrow Corp. 6.375% 2020[4]	3,435	3,542
VPI Escrow Corp. 5.625% 2021[4]	310	310
VWR Funding, Inc. 7.25% 2017	2,500	2,612
WellPoint, Inc. 2.30% 2018	7,440	7,467
WellPoint, Inc. 2.25% 2019	2,415	2,381
WellPoint, Inc. 3.50% 2024	1,000	978
		287,025
Consumer discretionary 2.95%
21st Century Fox America, Inc. 3.70% 2024[4]	1,000	994
21st Century Fox America, Inc. 4.75% 2044[4]	1,650	1,663
AOL Time Warner Inc. 7.625% 2031	1,750	2,368
Bed Bath & Beyond Inc. 5.165% 2044	2,500	2,453
Boyd Gaming Corp. 9.125% 2018	3,600	3,771
Burger King Corp. 6.00% 2022[4]	2,075	2,072
CBS Corp. 2.30% 2019	1,000	988
CBS Corp. 4.90% 2044	300	298
Cedar Fair, LP 5.375% 2024[4]	400	389
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	$2,725	$2,817
Cinemark USA, Inc. 5.125% 2022	1,250	1,234
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	730
Comcast Corp. 5.85% 2015	4,525	4,788
Comcast Corp. 6.30% 2017	1,880	2,149
Comcast Corp. 5.15% 2020	2,500	2,838
Comcast Corp. 4.20% 2034	580	577
Comcast Corp. 4.75% 2044	2,825	2,992
Cox Communications, Inc. 5.45% 2014	480	485
Cox Communications, Inc. 2.95% 2023[4]	7,750	7,270
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	1,742	1,716
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	7,000	7,049
DaimlerChrysler North America Holding Corp. 1.45% 2016[4]	2,940	2,962
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	8,000	8,238
DaimlerChrysler North America Holding Corp. 1.10% 2018[3,4]	7,500	7,632
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	1,410	1,398
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	21,000	21,142
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	2,695	2,659
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	875	864
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	475	474
Dollar General Corp. 4.125% 2017	622	650
Dollar General Corp. 1.875% 2018	1,211	1,168
Dollar General Corp. 3.25% 2023	3,065	2,744
Ford Motor Credit Co. 2.375% 2018	3,290	3,323
Ford Motor Credit Co. 2.375% 2019	24,900	24,679
Ford Motor Credit Co. 3.664% 2024	500	491
Gannett Co., Inc. 5.125% 2019[4]	1,130	1,144
Gannett Co., Inc. 4.875% 2021[4]	690	669
Gannett Co., Inc. 6.375% 2023[4]	340	354
General Motors Financial Co. 3.25% 2018	1,700	1,721
General Motors Financial Co. 6.75% 2018	300	335
General Motors Financial Co. 3.50% 2019	400	404
General Motors Financial Co. 4.375% 2021	1,600	1,638
Grupo Televisa, SAB 7.25% 2043	MXN6,080	383
Hilton Worldwide, Term Loan B, 3.50% 2020[3,5,6]	$2,110	2,080
Home Depot, Inc. 2.00% 2019	1,250	1,243
Home Depot, Inc. 4.40% 2021	7,500	8,352
Home Depot, Inc. 4.40% 2045	1,500	1,523
Limited Brands, Inc. 7.00% 2020	1,192	1,329
Limited Brands, Inc. 6.625% 2021	2,724	3,017
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	7,354	7,772
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,029
MGM Resorts International 7.50% 2016	1,875	2,006
MGM Resorts International 6.75% 2020	875	934
MGM Resorts International 7.75% 2022	2,000	2,230
Michaels Stores, Inc. 5.875% 2020[4]	2,050	2,045
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,9]	3,300	3,300
NBC Universal Enterprise, Inc. 0.919% 2018[3,4]	2,550	2,578
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,375	2,482
NBCUniversal Media, LLC 5.15% 2020	10,000	11,370
NBCUniversal Media, LLC 2.875% 2023	2,500	2,458
Needle Merger Sub Corp. 8.125% 2019[4]	3,500	3,343
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	950	993
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,9]	1,160	1,227
American Funds Insurance Series — Bond Fund — Page 94 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	$4,963	$4,885
News America Inc. 4.50% 2021	7,930	8,629
News America Inc. 4.00% 2023	1,100	1,141
News America Inc. 6.15% 2037	1,000	1,193
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,275
Pinnacle Entertainment, Inc. 6.375% 2021	1,025	1,076
Playa Resorts Holding BV 8.00% 2020[4]	1,725	1,811
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	768	758
RCI Banque 3.50% 2018[4]	8,280	8,567
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,278
Seminole Tribe of Florida 7.804% 2020[4,6]	850	922
Six Flags Entertainment Corp. 5.25% 2021[4]	2,500	2,438
Stackpole Intl. 7.75% 2021[4]	2,815	2,850
Target Corp. 6.00% 2018	3,000	3,417
Target Corp. 3.50% 2024	250	251
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 1.65% 2017	5,445	5,442
Thomson Reuters Corp. 4.30% 2023	990	1,036
Thomson Reuters Corp. 5.65% 2043	285	318
Time Inc. 5.75% 2022[4]	1,125	1,080
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	848	839
Time Warner Cable Inc. 4.50% 2042	450	446
Time Warner Inc. 2.10% 2019	330	325
Time Warner Inc. 4.05% 2023	450	462
Time Warner Inc. 3.55% 2024	300	296
Time Warner Inc. 6.20% 2040	5,450	6,422
Toyota Motor Credit Corp. 2.125% 2019	1,000	998
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,5,6]	1,116	1,042
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	1,247	1,225
Viacom Inc. 4.25% 2023	1,950	2,013
Viacom Inc. 5.85% 2043	5,150	5,743
Volkswagen International Finance NV 4.00% 2020[4]	4,200	4,485
Walt Disney Co. 5.50% 2019	5,000	5,722
Weather Company, Term Loan, 7.00% 2020[3,5,6]	500	492
Wynn Macau, Ltd. 5.25% 2021[4]	3,100	3,007
		282,193
Consumer staples 2.77%
Altria Group, Inc. 2.85% 2022	5,650	5,423
Altria Group, Inc. 4.00% 2024	150	153
Altria Group, Inc. 9.95% 2038	3,200	5,307
Altria Group, Inc. 10.20% 2039	3,100	5,239
Altria Group, Inc. 4.50% 2043	3,000	2,843
Altria Group, Inc. 5.375% 2044	6,100	6,524
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,569
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,107
British American Tobacco International Finance PLC 9.50% 2018[4]	14,137	18,101
C&S Group Enterprises LLC 5.375% 2022[4]	1,950	1,857
Coca-Cola Co. 1.50% 2015	8,110	8,202
Coca-Cola Co. 3.15% 2020	6,285	6,558
ConAgra Foods, Inc. 1.30% 2016	6,725	6,754
ConAgra Foods, Inc. 1.90% 2018	7,175	7,139
ConAgra Foods, Inc. 3.20% 2023	11,295	10,855
ConAgra Foods, Inc. 4.65% 2043	1,254	1,216
American Funds Insurance Series — Bond Fund — Page 95 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.25% 2023	$400	$392
CVS Caremark Corp. 2.25% 2018	500	502
CVS Caremark Corp. 2.25% 2019	3,205	3,175
CVS Caremark Corp. 4.00% 2023	900	939
CVS Caremark Corp. 3.375% 2024	53	52
CVS Caremark Corp. 5.30% 2043	3,395	3,819
Imperial Tobacco Finance PLC 2.05% 2018[4]	4,252	4,239
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,835	2,777
Ingles Markets, Inc. 5.75% 2023	1,575	1,587
Kraft Foods Inc. 1.625% 2015	3,880	3,909
Kraft Foods Inc. 2.25% 2017	3,485	3,553
Kraft Foods Inc. 5.00% 2042	370	388
Kroger Co. 3.90% 2015	7,500	7,746
Kroger Co. 3.85% 2023	365	373
Kroger Co. 5.15% 2043	3,800	4,079
Mondelez International, Inc. 4.00% 2024	900	924
PepsiCo, Inc. 2.50% 2016	5,000	5,149
Pernod Ricard SA 4.25% 2022[4]	500	521
Pernod Ricard SA 4.45% 2022[4]	23,770	25,164
Philip Morris International Inc. 1.875% 2019	17,375	17,228
Philip Morris International Inc. 3.60% 2023	4,015	4,075
Philip Morris International Inc. 4.875% 2043	1,400	1,494
Reynolds American Inc. 3.25% 2022	4,500	4,351
Reynolds American Inc. 4.85% 2023	6,430	6,863
Reynolds American Inc. 6.15% 2043	3,850	4,420
SABMiller Holdings Inc. 2.45% 2017[4]	7,410	7,575
SABMiller Holdings Inc. 2.20% 2018[4]	785	784
SABMiller Holdings Inc. 3.75% 2022[4]	3,800	3,880
Smithfield Foods, Inc. 5.25% 2018[4]	1,000	1,005
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	500	499
Tesco PLC 5.50% 2017[4]	10,035	10,913
Tyson Foods, Inc. 2.65% 2019	600	601
Tyson Foods, Inc. 3.95% 2024	1,175	1,180
Tyson Foods, Inc. 5.15% 2044	145	151
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,407
Wal-Mart Stores, Inc. 3.30% 2024	795	806
Wal-Mart Stores, Inc. 4.00% 2043	590	576
Wal-Mart Stores, Inc. 4.30% 2044	1,785	1,806
WM. Wrigley Jr. Co 2.40% 2018[4]	500	504
WM. Wrigley Jr. Co 3.375% 2020[4]	19,230	19,548
WM. Wrigley Jr. Co. 2.90% 2019[4]	500	508
		265,309
Industrials 2.25%
AAF Holdings LLC 12.75% 2019[3,4,6,9]	625	617
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,396
AECOM Technology Corp. 5.75% 2022[4]	325	329
AECOM Technology Corp. 5.875% 2024[4]	975	995
AerCap Holdings NV 2.75% 2017[4]	150	147
Altegrity, Inc. 9.50% 2019[4]	2,000	1,850
Atlas Copco AB 5.60% 2017[4]	2,340	2,583
BE Aerospace, Inc. 5.25% 2022	5,445	5,894
BNSF Funding Trust I 6.613% 2055	1,680	1,889
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,102
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe LLC 5.75% 2018	$1,505	$1,703
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,167
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,314
Burlington Northern Santa Fe LLC 3.05% 2022	6,940	6,858
Burlington Northern Santa Fe LLC 3.40% 2024	1,125	1,112
Burlington Northern Santa Fe LLC 4.55% 2044	890	893
Burlington Northern Santa Fe LLC 4.90% 2044	1,370	1,445
Canadian National Railway Co. 5.55% 2018	5,000	5,643
Canadian National Railway Co. 2.85% 2021	5,000	5,052
CEVA Group PLC 7.00% 2021[4]	775	779
CEVA Group PLC, LOC, 6.50% 2021[3,5,6]	853	829
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	1,235	1,200
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	896	870
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	154	150
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	97	103
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	681	725
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	1,661	1,764
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	535	596
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	286	302
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	474	520
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	2,190	2,470
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	954	1,094
CSX Corp. 6.25% 2015	1,667	1,715
CSX Corp. 3.40% 2024	13,330	13,319
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	1,551	1,556
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	651	653
Esterline Technologies Corp. 7.00% 2020	2,475	2,636
Euramax International, Inc. 9.50% 2016	1,775	1,740
European Aeronautic Defence and Space Company 2.70% 2023[4]	8,250	7,944
Far East Capital Limited SA 8.00% 2018[4]	540	363
Far East Capital Limited SA 8.75% 2020[4]	1,085	730
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	4,443	4,362
Gates Global LLC 6.00% 2022[4]	1,050	992
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	1,200	1,182
General Electric Capital Corp. 1.50% 2016	5,212	5,277
General Electric Capital Corp. 2.30% 2017	5,000	5,141
General Electric Capital Corp. 3.10% 2023	12,460	12,348
General Electric Co. 2.70% 2022	5,000	4,868
General Electric Co. 4.50% 2044	1,500	1,564
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[3,5,6,8]	102	97
LMI Aerospace Inc. 7.375% 2019[4]	1,450	1,457
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	625	631
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	4,075	4,034
Norfolk Southern Corp. 5.75% 2016	5,270	5,595
Norfolk Southern Corp. 3.00% 2022	10,250	10,223
Norfolk Southern Corp. 4.837% 2041	4,030	4,341
R.R. Donnelley & Sons Co. 6.50% 2023	625	627
Republic Services, Inc. 5.00% 2020	5,000	5,551
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,600	1,668
TransDigm Inc. 5.50% 2020	2,175	2,121
Union Pacific Corp. 2.25% 2019	390	395
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[6,7,8]	230	—
United Technologies Corp. 1.80% 2017	2,340	2,376
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 4.50% 2042	$9,280	$9,749
US Investigations Services, Inc. 13.00% 2020[4,9]	867	362
US Investigations Services, Inc. 14.00% 2020[4,9]	628	263
US Investigations Services, Inc. 15.00% 2021[4,9]	1,515	437
Volvo Treasury AB 5.95% 2015[4]	34,000	34,884
Watco Companies 6.375% 2023[4]	1,505	1,520
		215,173
Telecommunication services 1.55%
Altice Finco SA, First Lien, 7.75% 2022[4]	1,000	1,035
AT&T Inc. 1.40% 2017	3,615	3,598
AT&T Inc. 4.80% 2044	1,410	1,392
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,575	1,961
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,495	5,673
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,638
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,363
Digicel Group Ltd. 8.25% 2020[4]	1,800	1,863
Digicel Group Ltd. 6.00% 2021[4]	950	943
France Télécom 4.125% 2021	2,050	2,167
Frontier Communications Corp. 8.125% 2018	1,100	1,235
Frontier Communications Corp. 6.25% 2021	300	299
Frontier Communications Corp. 9.25% 2021	2,100	2,407
Frontier Communications Corp. 8.75% 2022	425	480
Frontier Communications Corp. 7.625% 2024	2,500	2,606
Intelsat Jackson Holding Co. 6.625% 2022	2,500	2,550
LightSquared, Term Loan B, 12.00% 2014[5,6,7,9]	2,643	3,634
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,788
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,365
NII Capital Corp. 7.875% 2019[4,7]	1,000	678
NII Capital Corp. 8.875% 2019	475	143
NII Capital Corp. 11.375% 2019[4,7]	1,700	1,152
NII Capital Corp. 7.625% 2021	2,325	453
Numerical Group SA, First Lien, 4.875% 2019[4]	600	595
Numerical Group SA, First Lien, 6.00% 2022[4]	4,400	4,438
Numerical Group SA, First Lien, 6.25% 2024[4]	1,900	1,898
Orange SA 2.75% 2019	3,570	3,617
Sprint Corp. 7.25% 2021[4]	1,925	2,009
Sprint Corp. 7.875% 2023[4]	2,500	2,662
Sprint Corp. 7.125% 2024[4]	3,000	3,034
Sprint Nextel Corp. 9.00% 2018[4]	2,000	2,317
Sprint Nextel Corp. 7.00% 2020	3,000	3,142
Sprint Nextel Corp. 11.50% 2021	925	1,189
Telecom Italia Capital SA 6.999% 2018	3,910	4,418
Telecom Italia Capital SA 7.175% 2019	1,410	1,599
Telecom Italia Capital SA 5.303% 2024[4]	790	777
T-Mobile US, Inc. 6.542% 2020	5,000	5,144
Verizon Communications Inc. 0.632% 2017[3]	3	3
Verizon Communications Inc. 1.35% 2017	1,857	1,849
Verizon Communications Inc. 2.625% 2020[4]	1,315	1,300
Verizon Communications Inc. 5.15% 2023	15,185	16,808
Verizon Communications Inc. 4.15% 2024	12,465	12,874
Verizon Communications Inc. 5.05% 2034	570	605
Verizon Communications Inc. 6.55% 2043	8,816	11,031
Verizon Communications Inc. 4.862% 2046[4]	1,940	1,950
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 5.012% 2054[4]	$7,656	$7,726
Wind Acquisition SA 4.75% 2020[4]	2,850	2,754
Wind Acquisition SA 7.375% 2021[4]	2,500	2,519
		147,681
Materials 1.08%
ArcelorMittal 6.00% 2021[3]	665	702
ArcelorMittal 6.75% 2022[3]	1,775	1,915
ArcelorMittal 7.25% 2041[3]	2,500	2,538
Dow Chemical Co. 3.00% 2022	5,000	4,825
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,044
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,282
Ecolab Inc. 3.00% 2016	5,455	5,665
First Quantum Minerals Ltd. 6.75% 2020[4]	3,917	4,005
First Quantum Minerals Ltd. 7.00% 2021[4]	3,917	3,990
FMG Resources 6.00% 2017[4]	2,650	2,678
FMG Resources 6.875% 2018[4,6]	300	309
FMG Resources 8.25% 2019[4]	1,550	1,608
Georgia Gulf Corp. 4.875% 2023	1,600	1,542
Glencore Xstrata LLC 1.594% 2019[3,4]	4,225	4,261
Glencore Xstrata LLC 4.125% 2023[4]	6,450	6,397
Holcim Ltd. 5.15% 2023[4]	1,760	1,930
JMC Steel Group Inc. 8.25% 2018[4]	3,950	4,004
LSB Industries, Inc. 7.75% 2019	1,200	1,278
Monsanto Co. 2.75% 2021	3,200	3,169
Monsanto Co. 3.375% 2024	600	598
Monsanto Co. 4.40% 2044	900	896
Monsanto Co. 4.70% 2064	10,750	10,730
Packaging Dynamics Corp. 8.75% 2016[4]	1,428	1,449
PQ Corp. 8.75% 2018[4]	2,560	2,726
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,960	1,872
Reynolds Group Inc. 5.75% 2020	4,235	4,330
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,843
Ryerson Inc. 9.00% 2017	1,925	2,036
Ryerson Inc. 11.25% 2018	401	443
Solenis, Term Loan, 7.75% 2022[3,5,6]	1,925	1,890
Teck Resources Ltd. 3.15% 2017	2,880	2,971
Tembec Industries Inc. 9.00% 2019[4]	705	712
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,285	1,385
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[3,5,6]	1,378	1,352
Walter Energy, Inc. 9.875% 2020	625	203
Xstrata Canada Financial Corp. 4.95% 2021[4]	2,650	2,825
		103,403
Information technology 0.74%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,375	3,430
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,580	2,638
Alcatel-Lucent USA Inc. 8.875% 2020[4]	525	571
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,5,6]	6,035	5,988
Ceridian LLC / Comdata Inc. 8.125% 2017[4]	500	502
First Data Corp. 14.50% 2019[4,9]	235	248
First Data Corp. 6.75% 2020[4]	666	708
First Data Corp. 8.25% 2021[4]	600	639
First Data Corp. 11.75% 2021	975	1,133
American Funds Insurance Series — Bond Fund — Page 99 of 168

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
First Data Corp. 12.625% 2021	$2,500	$3,000
First Data Corp. 8.75% 2022[3,4,9]	4,641	4,943
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,500	1,481
International Business Machines Corp. 5.70% 2017	7,500	8,410
International Business Machines Corp. 4.00% 2042	300	289
Jabil Circuit, Inc. 8.25% 2018	2,300	2,682
Lawson Software, Inc. 9.375% 2019	3,000	3,251
Oracle Corp. 1.20% 2017	3,600	3,576
Oracle Corp. 2.25% 2019	500	498
Oracle Corp. 2.80% 2021	6,500	6,462
Oracle Corp. 3.40% 2024	2,515	2,509
Oracle Corp. 4.30% 2034	600	606
Oracle Corp. 4.50% 2044	1,800	1,827
Serena Software, Inc. Term Loan B 7.50% 2020[3,5,6]	2,125	2,137
SRA International, Inc. 11.00% 2019	1,625	1,739
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	2,668	2,672
SunGard Data Systems Inc. 7.375% 2018	1,067	1,100
SunGard Data Systems Inc. 7.625% 2020	3,825	4,016
Xerox Corp. 2.95% 2017	3,820	3,956
		71,011
Total corporate bonds & notes		2,740,486
Mortgage-backed obligations 24.94% Federal agency mortgage-backed obligations 20.99%
Fannie Mae 5.50% 2023[6]	1,978	2,159
Fannie Mae 4.00% 2024[6]	617	658
Fannie Mae 4.50% 2025[6]	973	1,039
Fannie Mae 6.00% 2026[6]	670	756
Fannie Mae 5.50% 2027[6]	443	493
Fannie Mae 6.00% 2027[6]	1,112	1,249
Fannie Mae 1.765% 2037[3,6]	1,834	1,929
Fannie Mae 6.00% 2037[6]	3,172	3,590
Fannie Mae 6.00% 2037[6]	431	484
Fannie Mae 5.50% 2038[6]	7,443	8,286
Fannie Mae 5.50% 2038[6]	721	803
Fannie Mae 2.25% 2039[3,6]	632	676
Fannie Mae 2.28% 2039[3,6]	232	249
Fannie Mae 2.335% 2039[3,6]	234	250
Fannie Mae 3.21% 2039[3,6]	2,259	2,390
Fannie Mae 3.446% 2039[3,6]	2,022	2,161
Fannie Mae 3.636% 2039[3,6]	164	176
Fannie Mae 3.937% 2039[3,6]	896	942
Fannie Mae 3.961% 2039[3,6]	249	261
Fannie Mae 4.378% 2040[3,6]	1,277	1,358
Fannie Mae 5.00% 2040[6]	1,309	1,457
Fannie Mae 2.924% 2041[3,6]	2,292	2,388
Fannie Mae 3.547% 2041[3,6]	5,141	5,380
Fannie Mae 4.00% 2041[6]	14,976	15,912
Fannie Mae 5.00% 2041[6]	9,444	10,479
Fannie Mae 5.00% 2041[6]	7,052	7,823
Fannie Mae 5.00% 2041[6]	4,136	4,627
Fannie Mae 5.00% 2041[6]	3,161	3,536
Fannie Mae 5.00% 2041[6]	2,034	2,274
American Funds Insurance Series — Bond Fund — Page 100 of 168

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[6]	$1,311	$1,467
Fannie Mae 4.00% 2042[6]	10,574	11,234
Fannie Mae 4.00% 2042[6]	1,604	1,704
Fannie Mae 4.00% 2043[6]	12,903	13,709
Fannie Mae 3.50% 2044[6,10]	128,133	130,606
Fannie Mae 3.50% 2044[6,10]	48,867	49,955
Fannie Mae 4.00% 2044[6,10]	213,700	224,569
Fannie Mae 4.00% 2044[6,10]	181,300	191,087
Fannie Mae 4.00% 2044[6]	9,437	10,013
Fannie Mae 4.00% 2044[6]	4,409	4,684
Fannie Mae 4.50% 2044[6,10]	942,275	1,014,253
Fannie Mae 4.50% 2044[6,10]	123,404	133,161
Fannie Mae, Series 2001-4, Class GA, 9.449% 2025[3,6]	18	20
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	46	53
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	35	39
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	54	63
Fannie Mae, Series 2002-W1, Class 2A, 6.532% 2042[3,6]	69	80
Freddie Mac 5.50% 2033[6]	397	448
Freddie Mac 5.00% 2038[6]	78	86
Freddie Mac 5.50% 2038[6]	9,794	10,910
Freddie Mac 5.50% 2038[6]	450	502
Freddie Mac 5.50% 2038[6]	342	381
Freddie Mac 2.874% 2039[3,6]	832	890
Freddie Mac 3.347% 2039[3,6]	349	365
Freddie Mac 5.50% 2039[6]	645	719
Freddie Mac 4.50% 2040[6]	1,314	1,419
Freddie Mac 5.50% 2040[6]	2,300	2,560
Freddie Mac 4.50% 2041[6]	4,391	4,766
Freddie Mac 4.50% 2041[6]	1,343	1,450
Freddie Mac 5.00% 2041[6]	9,847	10,998
Freddie Mac 5.50% 2041[6]	3,351	3,733
Freddie Mac 4.00% 2043[6]	8,081	8,564
Freddie Mac 4.00% 2043[6]	3,924	4,158
Freddie Mac 4.00% 2043[6]	3,131	3,323
Freddie Mac 4.00% 2044[6]	3,255	3,455
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	342	380
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	759	691
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	656	597
Freddie Mac, Series 3257, Class PA, 5.50% 2036[6]	2,084	2,321
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	982	1,083
Government National Mortgage Assn. 4.50% 2040[6]	3,004	3,273
Government National Mortgage Assn. 4.00% 2044[6]	66,763	70,928
		2,008,482
Commercial mortgage-backed securities 3.86%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,6]	3,172	3,382
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,6]	6,590	6,901
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.79% 2049[3,6]	2,405	2,610
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[3,6]	3,020	3,330
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[3,6]	4,128	4,616
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,6]	1,755	1,920
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,6]	2,380	2,652
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[3,6]	2,337	2,471
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.339% 2049[3,6]	5,000	5,518
American Funds Insurance Series — Bond Fund — Page 101 of 168

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[3,6]	$12,015	$12,346
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	13,247	14,055
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	3,563	3,834
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[6]	17,924	19,152
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[3,6]	5,325	5,758
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,6]	10,650	11,545
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,6]	17,723	18,310
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.49% 2045[3,6]	1,596	1,601
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[3,6]	10,963	11,643
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[3,6]	2,300	2,437
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	18,925	20,404
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	1,010	1,113
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,6]	12,610	13,789
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,6]	7,820	7,862
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,6]	2,000	2,034
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4,6]	2,935	2,974
Hilton USA Trust, Series 2013-HLF, DFX, 4.4065% 2030[4,6]	600	612
Hilton USA Trust, Series 2013-HLT, EFX, 5.609% 2030[3,4,6]	500	510
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[3,6]	478	478
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,6]	3,439	3,657
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[6]	3,011	3,219
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.508% 2045[3,6]	10,315	10,954
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,6]	11,472	11,887
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[3,6]	26,820	29,188
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	5,930	6,454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,6]	3,348	3,687
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	9,301	9,904
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,6]	1,408	1,566
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[3,6]	3,621	3,984
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	2,456	2,662
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,6]	2,200	2,343
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,6]	13,725	15,036
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[3,6]	2,110	2,375
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[3,6]	63	63
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[3,6]	1,955	2,147
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.066% 2046[3,6]	2,153	2,304
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	22,540	24,000
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[3,6]	6,195	6,794
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,6]	1,380	1,414
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	5,197	5,591
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	5,025	5,418
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[3,6]	10,576	11,627
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,6]	2,600	2,766
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	2,700	2,939
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,6]	8,810	9,584
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[3,6]	3,500	3,791
		369,211
Other mortgage-backed securities 0.09%
Northern Rock PLC 5.625% 2017[4,6]	1,868	2,081
Royal Bank of Canada 3.125% 2015[4,6]	6,840	6,940
		9,021
Total mortgage-backed obligations		2,386,714
American Funds Insurance Series — Bond Fund — Page 102 of 168

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 3.32%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2017	$2,300	$1,977
Bermuda Government 5.603% 2020[4]	4,710	5,181
Bermuda Government 5.603% 2020	2,735	3,009
Bermuda Government 4.138% 2023[4]	1,000	990
Bermuda Government 4.854% 2024[4]	6,215	6,448
Croatian Government 6.375% 2021	1,500	1,635
Croatian Government 5.50% 2023[4]	1,625	1,682
Greek Government 2.00%/3.00% 2023[11]	€420	424
Greek Government 2.00%/3.00% 2024[11]	420	414
Greek Government 2.00%/3.00% 2025[11]	420	398
Greek Government 2.00%/3.00% 2026[11]	420	384
Greek Government 2.00%/3.00% 2027[11]	420	375
Greek Government 2.00%/3.00% 2028[11]	420	366
Greek Government 2.00%/3.00% 2029[11]	420	360
Greek Government 2.00%/3.00% 2030[11]	420	353
Greek Government 2.00%/3.00% 2031[11]	420	348
Greek Government 2.00%/3.00% 2032[11]	420	342
Greek Government 2.00%/3.00% 2033[11]	420	338
Greek Government 2.00%/3.00% 2034[11]	420	333
Greek Government 2.00%/3.00% 2035[11]	420	331
Greek Government 2.00%/3.00% 2036[11]	420	327
Greek Government 2.00%/3.00% 2037[11]	420	325
Greek Government 2.00%/3.00% 2038[11]	420	323
Greek Government 2.00%/3.00% 2039[11]	420	320
Greek Government 2.00%/3.00% 2040[11]	420	320
Greek Government 2.00%/3.00% 2041[11]	420	320
Greek Government 2.00%/3.00% 2042[11]	420	320
Hungarian Government 4.75% 2015	$750	760
Hungarian Government 4.125% 2018	2,310	2,402
Hungarian Government 6.25% 2020	2,425	2,707
India (Republic of) 7.28% 2019	INR1,270,000	19,712
Indonesia (Republic of) 7.875% 2019	IDR128,400,000	10,406
Indonesia (Republic of) 8.375% 2034	78,100,000	6,072
Irish Government 3.90% 2023	€5,000	7,534
Irish Government 3.40% 2024	20,000	29,095
Italian Government 4.50% 2024	10,000	15,041
Latvia (Republic of) 2.75% 2020	$14,825	14,621
Latvia (Republic of) 5.25% 2021	6,200	6,900
Lithuania (Republic of) 7.375% 2020	13,700	16,577
Portuguese Government 5.125% 2024[4]	800	838
Portuguese Government 5.65% 2024	€22,180	33,704
Province of Manitoba 3.05% 2024	$5,050	5,119
Province of Ontario 3.20% 2024	9,000	9,167
Serbia (Republic of) 4.875% 2020	940	939
Slovenia (Republic of) 5.50% 2022	18,585	20,258
Slovenia (Republic of) 5.85% 2023	15,150	16,930
Slovenia (Republic of) 5.85% 2023[4]	6,650	7,431
Slovenia (Republic of) 5.25% 2024	3,820	4,087
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR150,000	11,308
Spanish Government 4.00% 2018[4]	$7,000	7,473
Spanish Government 5.15% 2044	€19,450	32,064
United Mexican States Government Global, Series A, 6.05% 2040	$3,990	4,728
United Mexican States Government Global 5.55% 2045	4,030	4,487
		318,303
American Funds Insurance Series — Bond Fund — Page 103 of 168

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Bonds, notes & other debt instruments Federal agency bonds & notes 1.99%	Principal amount (000)	Value (000)
CoBank, ACB 7.875% 2018[4]	$2,285	$2,686
CoBank, ACB 0.834% 2022[3,4]	14,990	14,091
Fannie Mae 1.25% 2016	10,000	10,115
Fannie Mae 5.375% 2016	2,080	2,257
Fannie Mae 2.625% 2024	12,910	12,727
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,696
Freddie Mac 0.50% 2015	20,000	20,029
Freddie Mac 1.25% 2019	48,500	46,995
Freddie Mac, Series K716, Class A2, multifamily 3.132% 2021[6]	10,875	11,243
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	7,500	7,353
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,6]	6,650	6,966
Tennessee Valley Authority 5.88% 2036	3,750	4,891
Tennessee Valley Authority 5.25% 2039	15,315	18,692
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,000	18,987
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,190
		190,918
Asset-backed obligations 0.13%
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[6]	1,500	1,679
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,6]	2,830	2,831
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,6]	8,000	7,934
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.355% 2037[3,6]	1,485	338
		12,782
Municipals 0.87%
State of California, Various Purpose G.O. Bonds, 7.30% 2039[6]	1,890	2,643
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,576
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,143
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,267
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	32,713
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,225
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,194
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,302
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,899
		82,962
Total bonds, notes & other debt instruments (cost: $9,218,843,000)		9,328,291
Convertible bonds 0.03% Financials 0.02%
Bank of Ireland 10.00% convertible notes 2016	€1,000	1,362
Miscellaneous 0.01%
Other convertible bonds in initial period of acquisition		1,165
Total convertible bonds (cost: $2,503,000)		2,527
Preferred securities 0.03% Financials 0.02%	Shares
Citigroup Inc., Series K, depositary shares	88,675	2,336
American Funds Insurance Series — Bond Fund — Page 104 of 168

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Preferred securities Miscellaneous 0.01%	Shares	Value (000)
Other preferred securities in initial period of acquisition		$622
Total preferred securities (cost: $2,837,000)		2,958
Common stocks 0.00% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[8,12]	2,409,545	5
Adelphia Recovery Trust, Series ACC-6B8,12	500,000	—
Revel AC, Inc.[8,12,13]	19,511	—
Total common stocks (cost: $2,376,000)		5
Short-term securities 19.79%	Principal amount (000)
3M Co. 0.08% due 10/20/2014[4]	$ 28,000	27,999
Abbott Laboratories 0.10% due 10/27/2014—10/28/2014[4]	75,000	74,998
Apple Inc. 0.11%—0.13% due 12/16/2014—1/13/2015[4]	76,100	76,070
Army and Air Force Exchange Service 0.10% due 11/18/2014[4]	37,100	37,094
Caterpillar Financial Services Corp. 0.11% due 10/14/2014	31,800	31,799
Caterpillar Inc. 0.09% due 10/1/2014	20,000	20,000
Chevron Corp. 0.09% due 10/3/2014—11/20/2014[4]	114,000	113,991
Coca-Cola Co. 0.13%—0.17% due 10/6/2014—12/5/2014[4]	125,000	124,985
E.I. duPont de Nemours and Co. 0.07% due 10/2/2014[4]	40,100	40,100
Emerson Electric Co. 0.09%—0.11% due 10/20/2014—12/17/2014[4]	48,600	48,594
Fannie Mae 0.07%—0.12% due 11/4/2014—6/1/2015	221,000	220,954
Federal Farm Credit Banks 0.13% due 6/11/2015	14,400	14,392
Federal Home Loan Bank 0.07%—0.09% due 10/1/2014—1/14/2015	177,200	177,194
Freddie Mac 0.06%—0.15% due 10/7/2014—7/23/2015	422,500	422,410
General Electric Capital Corp. 0.13% due 10/29/2014	30,000	29,999
Medtronic Inc. 0.08%—0.10% due 11/13/2014—11/17/2014[4]	46,800	46,793
Merck & Co. Inc. 0.07% due 10/3/2014[4]	28,100	28,100
Microsoft Corp. 0.07%—0.08% due 10/8/2014—10/22/2014[4]	48,300	48,299
National Rural Utilities Cooperative Finance Corp. 0.08% due 10/10/2014	40,000	39,999
Paccar Financial Corp. 0.07%—0.11% due 10/22/2014—12/18/2014	59,600	59,587
PepsiCo Inc. 0.07%—0.09% due 10/6/2014—10/15/2014[4]	31,000	30,999
Private Export Funding Corp. 0.15% due 1/7/2015[4]	44,800	44,783
Procter & Gamble Co. 0.15% due 1/21/2015[4]	22,500	22,493
United Parcel Service Inc. 0.12% due 10/7/2014[4]	26,700	26,700
Wal-Mart Stores, Inc. 0.09% due 10/28/2014[4]	45,700	45,699
Wells Fargo & Co. 0.14% due 10/8/2014	39,500	39,499
Total short-term securities (cost: $1,893,387,000)		1,893,530
Total investment securities 117.32% (cost: $11,119,946,000)		11,227,311
Other assets less liabilities (17.32)%		(1,657,424)
Net assets 100.00%		$9,569,887
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 105 of 168

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Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The fund entered into interest rate swaps beginning December 2013. The average notional amount of interest rate swaps was $499,935,000 over the prior 10-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.8235%	10/2/2016	$27,000	$—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	2
Receive	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	4
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	155,000	515
Receive	LCH.Clearnet	3-month USD-LIBOR	1.607	8/1/2018	50,000	37
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	240,000	(1,054)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.959	9/26/2019	1,000	1
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9365	10/2/2019	8,400	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.952	10/2/2019	10,900	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	11,000	(194)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.814	3/21/2024	13,750	(254)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.609	5/29/2024	1,100	1
Receive	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	95,000	(675)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.7395	6/11/2024	120,000	(1,256)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.691	6/25/2024	350	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6145	7/22/2024	4,750	7
Receive	LCH.Clearnet	3-month USD-LIBOR	2.608	7/24/2024	150,000	303
Receive	LCH.Clearnet	3-month USD-LIBOR	2.66	9/15/2024	4,750	(7)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(5)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6475	10/2/2024	4,600	—
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	8,000	(9)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.951	9/2/2034	450	(10)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.3345	7/16/2044	150	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.273	7/28/2044	750	(11)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.304	8/4/2044	340	(7)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.245	8/8/2044	600	(6)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.217	8/13/2044	600	(2)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.2515	9/12/2044	700	(8)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.355	9/18/2044	500	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.183	10/2/2044	2,100	—
Receive	LCH.Clearnet	3-month USD-LIBOR	3.167	10/2/2044	1,150	—
						$(2,654)
American Funds Insurance Series — Bond Fund — Page 106 of 168

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,370,000, which represented .18% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,567,338,000, which represented 16.38% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,774,000, which represented 0.56% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $604,000, which represented .01% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	A portion or all of this security purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appears below.
[13]	Security did not produce income during the last 12 months.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	12/7/2011-12/13/2011	$2,194	$—	.00%

Key to abbreviations and symbols
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — Bond Fund — Page 107 of 168

Global Bond FundSM
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 94.27% Euros 21.71%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)[1]	€1,500	$2,043
Altice Finco SA, First Lien, 7.25% 2022	325	426
Anheuser-Busch InBev NV 8.625% 2017	750	1,134
Assicurazioni Generali SPA 10.125% 2042	800	1,392
Assicurazioni Generali SPA 7.75% 2042[1]	1,300	2,033
AT&T Inc. 6.125% 2015	1,100	1,431
Austrian Government 4.00% 2016	550	750
Aviva PLC 6.125% 2043[1]	3,000	4,457
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[1]	4,400	5,727
Barclays Bank PLC 4.00% 2019[2]	2,450	3,642
Barclays Bank PLC 6.00% 2021	5,325	8,094
Barclays Bank PLC 6.625% 2022	1,070	1,697
Belgium (Kingdom of), Series 69, 1.25% 2018	3,075	4,052
Belgium (Kingdom of), Series 67, 3.00% 2019	8,030	11,510
Belgium (Kingdom of), Series 68, 2.25% 2023	5,025	6,993
Belgium (Kingdom of), Series 72, 2.60% 2024	5,355	7,621
BNP Paribas 2.875% 2026[1]	3,500	4,562
BPCE SA group 4.625% 2023	1,200	1,740
CaixaBank, SA 5.00% 2023[1]	5,600	7,582
Canadian Government 3.50% 2020	2,500	3,695
Daimler AG, Series 6, 4.125% 2017	300	411
Deutsche Telekom International Finance BV 7.50% 2033	200	429
European Investment Bank 4.75% 2017	2,370	3,425
French Government O.A.T. Eurobond 1.00% 2018	6,750	8,817
French Government O.A.T. Eurobond 2.25% 2024	2,040	2,828
German Government, Series 159, 2.00% 2016	4,525	5,880
German Government, Series 6, 3.75% 2017	1,940	2,661
German Government 0.75% 2018[3]	5,981	7,943
German Government 3.00% 2020	3,900	5,705
German Government 6.25% 2030	1,800	3,775
German Government, Series 00, 5.50% 2031	1,000	1,983
German Government, Series 8, 4.75% 2040	200	405
German Government 2.50% 2044	3,100	4,500
Greek Government 2.00%/3.00% 2023[4]	895	903
Greek Government 2.00%/3.00% 2024[4]	895	881
Greek Government 2.00%/3.00% 2025[4]	895	848
Greek Government 2.00%/3.00% 2026[4]	895	819
Greek Government 2.00%/3.00% 2027[4]	900	804
Greek Government 2.00%/3.00% 2028[4]	890	775
Greek Government 2.00%/3.00% 2029[4]	1,020	875
Greek Government 2.00%/3.00% 2030[4]	1,020	857
Greek Government 2.00%/3.00% 2031[4]	1,020	844
Greek Government 2.00%/3.00% 2032[4]	1,020	830
Greek Government 2.00%/3.00% 2033[4]	1,020	820
Greek Government 2.00%/3.00% 2034[4]	1,020	809
Greek Government 2.00%/3.00% 2035[4]	1,020	804
American Funds Insurance Series — Global Bond Fund — Page 108 of 168

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Greek Government 2.00%/3.00% 2036[4]	€1,120	$872
Greek Government 2.00%/3.00% 2037[4]	1,120	868
Greek Government 2.00%/3.00% 2038[4]	1,120	860
Greek Government 2.00%/3.00% 2039[4]	1,120	854
Greek Government 2.00%/3.00% 2040[4]	1,120	853
Greek Government 2.00%/3.00% 2041[4]	1,120	854
Greek Government 2.00%/3.00% 2042[4]	1,120	854
HBOS PLC 4.375% 2019[1]	155	197
HSBC Holdings PLC 3.375% 2024[1]	1,900	2,556
Hungarian Government 5.75% 2018	9,385	13,446
Hungarian Government 6.00% 2019	6,550	9,668
Hungarian Government 3.875% 2020	1,000	1,371
Imperial Tobacco Finance PLC 8.375% 2016	200	280
Imperial Tobacco Finance PLC 5.00% 2019	2,850	4,281
Intesa Sanpaolo SpA 6.625% 2023	3,110	4,772
Irish Government 4.50% 2020	9,495	14,461
Irish Government 5.00% 2020	2,050	3,247
Irish Government 3.90% 2023	10,125	15,257
Irish Government 3.40% 2024	19,925	28,986
Italian Government 4.75% 2017	1,275	1,785
Italian Government 4.75% 2017	2,375	3,331
Italian Government 4.50% 2019	3,390	4,950
Italian Government 4.25% 2020	7,010	10,287
Italian Government 2.15% 2021	2,300	2,985
Italian Government 5.50% 2022	4,770	7,585
Italian Government 4.50% 2023	8,975	13,465
Italian Government 4.50% 2024	4,900	7,370
Lloyds Banking Group PLC 6.50% 2020	7,290	11,322
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	6,970
Mondelez International, Inc. 2.375% 2021	1,445	1,946
National Grid Transco PLC 5.00% 2018	250	367
Netherlands Government Eurobond 2.25% 2022	1,800	2,530
Netherlands Government Eurobond 2.00% 2024	6,275	8,597
NN Group NV, 4.625% 2044	2,335	3,023
NN Group NV, 4.50% (undated)[1]	2,600	3,157
Novartis Finance SA, 4.25% 2016	750	1,012
Portuguese Government 3.85% 2021	25,440	35,135
Portuguese Government 4.95% 2023	10,925	15,888
Portuguese Government 5.65% 2024	5,545	8,426
Rabobank Nederland 3.875% 2023	3,250	4,563
RCI Banque 2.875% 2018	1,080	1,455
Roche Holdings, Inc. 5.625% 2016	225	306
Schaeffler Holding Finance BV 6.875% 2018[1,5]	1,000	1,327
Schering-Plough Corp. 5.375% 2014	645	815
Slovenia (Republic of) 4.375% 2019	375	535
Slovenia (Republic of) 4.125% 2020	7,395	10,535
Slovenia (Republic of) 4.625% 2024	4,975	7,356
Spanish Government 3.75% 2018	360	510
Spanish Government 2.75% 2019	6,210	8,518
Spanish Government 1.40% 2020	9,800	12,627
Spanish Government 5.85% 2022	21,085	34,648
Spanish Government 5.40% 2023	22,250	35,924
Spanish Government 3.80% 2024	9,304	13,520
Spanish Government 2.75% 2024	12,640	16,779
Spanish Government 5.15% 2044	17,865	29,451
American Funds Insurance Series — Global Bond Fund — Page 109 of 168

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Svenska Handelsbanken AB 2.656% 2024[1]	€2,170	$2,864
Telecom Italia SpA 7.75% 2033	1,000	1,635
Telecom Italia SpA 5.25% 2055	400	505
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	500	670
		579,423
British pounds 6.00%
Lloyds Banking Group PLC 7.625% 2025	£580	1,177
RSA Insurance Group PLC 9.375% 2039[1]	1,669	3,299
RSA Insurance Group PLC 8.50% (undated)[1]	1,300	2,132
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	844
United Kingdom 2.75% 2015	7,155	11,683
United Kingdom 2.00% 2020	29,740	48,345
United Kingdom 3.75% 2020	13,775	24,627
United Kingdom 3.75% 2021	8,900	16,015
United Kingdom 1.75% 2022	3,125	4,901
United Kingdom 2.25% 2023	9,725	15,692
United Kingdom 4.75% 2030	5,350	10,896
United Kingdom 4.50% 2034	1,380	2,771
United Kingdom 4.25% 2040	2,950	5,847
United Kingdom 3.25% 2044	7,115	11,961
		160,190
Japanese yen 3.76%
Japanese Government, Series 89, 0.40% 2015	¥1,493,000	13,650
Japanese Government, Series 336, 0.10% 2016	1,740,000	15,872
Japanese Government, Series 115, 0.20% 2018	460,000	4,207
Japanese Government, Series 315, 1.20% 2021	2,996,950	29,048
Japanese Government, Series 323, 0.90% 2022	860,000	8,179
Japanese Government, Series 116, 2.20% 2030	1,150,000	12,335
Japanese Government, Series 136, 1.60% 2032	626,300	6,123
Japanese Government, Series 145, 1.70% 2033	930,000	9,115
Japanese Government, Series 36, 2.00% 2042	75,000	749
Japanese Government, Series 37, 1.90% 2042	113,000	1,104
		100,382
Mexican pesos 3.17%
United Mexican States Government, Series M10, 8.00% 2015	MXN77,000	6,051
United Mexican States Government, Series M, 6.25% 2016	65,500	5,099
United Mexican States Government, Series M10, 7.25% 2016	56,000	4,451
United Mexican States Government, Series M, 5.00% 2017	120,000	9,094
United Mexican States Government, Series M10, 7.75% 2017	45,000	3,658
United Mexican States Government 4.00% 2019[3]	36,266	2,993
United Mexican States Government, Series M, 8.00% 2020	145,700	12,244
United Mexican States Government, Series M, 6.50% 2021	130,000	10,141
United Mexican States Government 2.00% 2022[3]	80,303	5,823
United Mexican States Government, Series M20, 10.00% 2024	57,500	5,539
United Mexican States Government, Series M30, 10.00% 2036	95,000	9,582
United Mexican States Government, Series M30, 8.50% 2038	57,000	5,035
United Mexican States Government 4.00% 2040[3]	36,266	2,889
United Mexican States Government, Series M, 7.75% 2042	23,000	1,881
		84,480
American Funds Insurance Series — Global Bond Fund — Page 110 of 168

unaudited
Bonds, notes & other debt instruments Polish zloty 3.08%	Principal amount (000)	Value (000)
Polish Government, Series 1017, 5.25% 2017	PLN81,407	$26,873
Polish Government, Series 1020, 5.25% 2020	12,500	4,345
Polish Government, Series 1021, 5.75% 2021	94,280	33,911
Polish Government, Series 0922, 5.75% 2022	34,600	12,579
Polish Government, Series 102, 4.00% 2023	13,780	4,496
		82,204
Hungarian forints 1.27%
Hungarian Government, Series 19/A, 6.50% 2019	HUF450,000	2,055
Hungarian Government, Series 20A, 7.50% 2020	6,250,000	30,275
Hungarian Government, Series 23A, 6.00% 2023	358,200	1,617
		33,947
Indian rupees 1.00%
India (Republic of) 7.28% 2019	INR1,727,000	26,805
Colombian pesos 0.97%
Colombia (Republic of), Series B, 5.00% 2018	COP17,595,500	8,492
Colombia (Republic of), Series B, 7.00% 2022	14,217,700	7,152
Colombia (Republic of), Series B, 6.00% 2028	23,104,200	10,219
Colombia (Republic of) Global 9.85% 2027	130,000	81
		25,944
Norwegian kroner 0.85%
Norwegian Government 4.25% 2017	NKr6,250	1,041
Norwegian Government 4.50% 2019	32,560	5,698
Norwegian Government 3.75% 2021	40,625	7,030
Norwegian Government 3.00% 2024	53,300	8,830
		22,599
Swedish kronor 0.77%
Swedish Government, Series 1047, 5.00% 2020	SKr29,590	5,104
Swedish Government, Series 105, 3.50% 2022	95,290	15,474
		20,578
Israeli shekels 0.67%
Israeli Government 5.50% 2017	ILS13,700	4,169
Israeli Government 4.25% 2023	43,490	13,698
		17,867
South Korean won 0.58%
South Korean Government 5.50% 2017	KRW7,875,000	8,136
South Korean Government 5.75% 2018	3,850,000	4,097
South Korean Government, Series 2303, 3.00% 2023	3,337,620	3,209
		15,442
Canadian dollars 0.51%
Canada Housing Trust 3.35% 2020	C$3,250	3,115
Canadian Government 1.75% 2019	5,670	5,116
Canadian Government 2.75% 2022	4,270	4,038
Hydro One Inc. 5.49% 2040	750	825
Rogers Communications Inc. 5.80% 2016	625	593
		13,687
American Funds Insurance Series — Global Bond Fund — Page 111 of 168

unaudited
Bonds, notes & other debt instruments Brazilian reais 0.44%	Principal amount (000)	Value (000)
Brazil (Federal Republic of) 6.00% 2015[3]	BRL625	$256
Brazil (Federal Republic of) 6.00% 2018[3]	5,252	2,137
Brazil (Federal Republic of) 6.00% 2020[3]	12,503	5,078
Brazil (Federal Republic of) 10.00% 2025	12,000	4,256
		11,727
Russian rubles 0.38%
Russian Federation 6.20% 2018	RUB94,600	2,196
Russian Federation 7.50% 2018	333,960	8,033
		10,229
South African rand 0.35%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,250	4,702
South Africa (Republic of), Series R-214, 6.50% 2041	68,000	4,540
		9,242
Indonesian rupiah 0.34%
Indonesia (Republic of) 7.875% 2019	IDR55,300,000	4,482
Indonesia (Republic of) 8.375% 2034	57,700,000	4,486
		8,968
Australian dollars 0.27%
European Investment Bank 6.125% 2017	A$1,000	936
Queensland Treasury Corp., Series 17, 6.00% 2017	500	477
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,812
		7,225
Turkish lira 0.18%
Turkey (Republic of) 10.50% 2020	TRY2,575	1,183
Turkey (Republic of) 3.00% 2021[3]	3,333	1,546
Turkey (Republic of) 8.80% 2023	2,510	1,041
Turkey (Republic of) 2.80% 2023[3]	2,385	1,111
		4,881
Malaysian ringgits 0.11%
Malaysian Government, Series 0613, 3.889% 2020	MYR10,000	3,065
Philippine pesos 0.04%
Philippines (Republic of) 3.90% 2022	PHP10,000	223
Philippines (Republic of) 6.25% 2036	35,000	823
		1,046
U.S. dollars 47.82%
21st Century Fox America, Inc. 3.70% 2024[6]	$345	343
21st Century Fox America, Inc. 4.75% 2044[6]	430	433
AAF Holdings LLC 12.75% 2019[1,2,5,6]	575	568
ABB Finance (USA) Inc. 2.875% 2022	510	505
AbbVie Inc. 1.75% 2017	200	199
AbbVie Inc. 2.90% 2022	1,170	1,121
Academy Sports 9.25% 2019[6]	1,000	1,063
ACE INA Holdings Inc. 2.60% 2015	365	373
ACE INA Holdings Inc. 3.35% 2024	720	720
AECOM Technology Corp. 5.75% 2022[6]	400	405
Alcatel-Lucent USA Inc. 4.625% 2017[6]	700	711
American Funds Insurance Series — Global Bond Fund — Page 112 of 168

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 8.875% 2020[6]	$200	$218
Alcatel-Lucent USA Inc. 6.75% 2020[6]	950	971
Alexandria Real Estate Equities, Inc. 2.75% 2020	430	427
Allegiant Travel Co. 5.50% 2019	2,075	2,127
Alpha Natural Resources, Inc. 6.00% 2019	500	305
Alpha Natural Resources, Inc. 7.50% 2020[6]	525	471
Alpha Natural Resources, Inc. 6.25% 2021	1,000	586
Altegrity, Inc. 9.50% 2019[6]	1,500	1,388
Altice Finco SA 6.50% 2022[6]	1,300	1,336
Altice Finco SA, First Lien, 7.75% 2022[6]	925	957
Altice Finco SA 8.125% 2024[6]	475	511
Altria Group, Inc. 9.95% 2038	750	1,244
Altria Group, Inc. 4.50% 2043	2,500	2,369
Altria Group, Inc. 5.375% 2044	500	535
American Electric Power Co. 1.65% 2017	815	815
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,7]	575	572
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,7]	625	622
American Energy (Permian Basin) 7.125% 2020[6]	625	575
American Energy (Permian Basin) 7.375% 2021[6]	375	345
American Energy (Woodford LLC), 9.00% 2022[6]	925	863
American Express Co. 1.55% 2018	1,875	1,849
American International Group, Inc. 2.30% 2019	800	795
American International Group, Inc. 3.375% 2020	1,500	1,547
American International Group, Inc. 4.50% 2044	460	456
American Tower Corp. 7.00% 2017	700	797
Anadarko Petroleum Corp. 3.45% 2024	375	369
Anheuser-Busch InBev NV 3.625% 2015	730	743
Anheuser-Busch InBev NV 7.75% 2019	700	846
Anheuser-Busch InBev NV 5.375% 2020	250	282
Arch Coal, Inc. 7.00% 2019	1,125	603
Arch Coal, Inc., Term Loan B1, 6.25% 2018[1,2,7]	1,559	1,429
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,426
AT&T Inc. 1.40% 2017	300	299
Athlon Energy Inc. 6.00% 2022[6]	1,525	1,639
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,019
AXA SA 8.60% 2030	220	296
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	537	572
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	1,020	1,068
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.79% 2049[1,2]	835	906
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.015% 2051[1,2]	955	1,053
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[1,2]	670	749
Bank of America Corp. 2.60% 2019	462	461
Bank of America Corp., Series L, 2.65% 2019	463	462
Bank of America Corp. 4.00% 2024	1,190	1,204
BE Aerospace, Inc. 5.25% 2022	945	1,023
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	565	618
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	769
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,010
Bermuda Government 5.603% 2020[6]	1,220	1,342
Bermuda Government 4.138% 2023[6]	300	297
Bermuda Government 4.854% 2024[6]	8,210	8,518
BHP Billiton Finance (USA) Ltd. 5.00% 2043	260	286
Boyd Gaming Corp. 9.125% 2018	700	733
Boyd Gaming Corp. 9.00% 2020	2,525	2,661
BP Capital Markets PLC 0.657% 2016[1]	2,060	2,064
American Funds Insurance Series — Global Bond Fund — Page 113 of 168

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
BPCE SA group 5.70% 2023[6]	$3,995	$4,262
Brandywine Operating Partnership, LP 3.95% 2023	190	190
British American Tobacco International Finance PLC 2.125% 2017[6]	150	153
British American Tobacco International Finance PLC 9.50% 2018[6]	2,378	3,045
Builders Firstsource 7.625% 2021[6]	1,300	1,326
Burger King Corp. 6.00% 2022[6]	825	824
Burlington Northern Santa Fe LLC 5.75% 2018	40	45
Burlington Northern Santa Fe LLC 4.70% 2019	370	412
Burlington Northern Santa Fe LLC 4.10% 2021	750	807
Burlington Northern Santa Fe LLC 3.05% 2022	1,180	1,166
Burlington Northern Santa Fe LLC 3.40% 2024	1,050	1,038
Caesars Entertainment Operating Co. 9.00% 2020	750	578
Canadian Natural Resources Ltd. 5.70% 2017	100	111
CEC Entertainment, Inc. 8.00% 2022[6]	650	611
Celgene Corp 3.625% 2024	600	595
Celgene Corp 4.625% 2044	420	414
CEMEX Finance LLC 9.375% 2022[6]	465	527
CenterPoint Energy Resources Corp. 4.50% 2021	580	635
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	448
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	2,725	2,817
Ceridian LLC / Comdata Inc. 8.125% 2017[6]	950	954
CEVA Group PLC 4.00% 2018[6]	750	704
CEVA Group PLC 7.00% 2021[6]	1,175	1,181
CEVA Group PLC 9.00% 2021[6]	525	525
CEVA Group PLC, LOC, 6.50% 2021[1,2,7]	325	316
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,7]	471	457
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,7]	341	331
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,7]	59	57
CEZ, a s 4.25% 2022[6]	1,340	1,421
Chevron Corp. 1.718% 2018	250	250
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	483	481
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	1,500	1,610
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	3,100	3,102
Citigroup Inc. 2.50% 2019	2,250	2,232
Citigroup Inc. 3.75% 2024	1,145	1,142
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[1,2]	1,094	1,124
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,241	1,316
CME Group Inc. 5.30% 2043	300	345
CMS Energy Corp. 8.75% 2019	258	328
CMS Energy Corp. 5.05% 2022	392	439
CMS Energy Corp. 3.875% 2024	100	103
CMS Energy Corp. 4.70% 2043	412	418
CMS Energy Corp. 4.875% 2044	709	739
CNA Financial Corp. 7.35% 2019	230	277
Comcast Corp. 6.30% 2017	1,020	1,166
Comcast Corp. 5.875% 2018	340	386
Comcast Corp. 6.40% 2040	150	194
Comcast Corp. 4.65% 2042	2,325	2,410
Comcast Corp. 4.75% 2044	945	1,001
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	1,080	1,162
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	1,406	1,398
Commonwealth Bank of Australia 0.75% 2016[2,6]	1,650	1,652
ConAgra Foods, Inc. 1.30% 2016	600	603
ConAgra Foods, Inc. 3.20% 2023	869	835
American Funds Insurance Series — Global Bond Fund — Page 114 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.375% 2023	$345	$355
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	26	29
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	119	137
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	61	68
ConvaTec Finance International SA 8.25% 2019[1,5,6]	2,200	2,240
Cox Communications, Inc. 2.95% 2023[6]	7,300	6,848
CRC Health Corp, Term Loan, 5.25% 2021[1,2,7]	478	477
Credit Suisse Group AG 1.375% 2017	1,850	1,841
Credit Suisse Group AG 2.30% 2019	1,850	1,833
Crescent Resources 10.25% 2017[6]	175	191
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,403	1,499
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	1,000	1,088
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	217
Cumulus Media Holdings Inc. 7.75% 2019	985	1,013
CVS Caremark Corp. 2.25% 2019	480	475
DaimlerChrysler North America Holding Corp. 2.40% 2017[6]	750	771
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	2,275	2,290
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,6]	1,057	1,092
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,6]	1,000	1,119
DCT Industrial Trust Inc. 4.50% 2023	110	112
Del Monte Corp. 7.625% 2019	813	808
Dell, Inc. Term Loan B, 4.50% 2020[1,2,7]	1,357	1,348
Delta 2 (Formula One), Term Loan B, 4.75% 2021[1,2,7]	350	346
Delta 2 (Formula One), Term Loan B, 7.75% 2022[1,2,7]	1,125	1,123
Deutsche Telekom International Finance BV 3.125% 2016[6]	560	578
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,747
Developers Diversified Realty Corp. 7.50% 2017	750	854
Developers Diversified Realty Corp. 4.75% 2018	940	1,015
Devon Energy Corp. 3.25% 2022	1,010	1,005
Diamond Offshore Drilling, Inc. 4.875% 2043	550	512
Digicel Group Ltd. 8.25% 2020[6]	1,550	1,604
Digicel Group Ltd. 7.125% 2022[6]	300	300
DISH DBS Corp. 4.625% 2017	175	179
DJO Finance LLC 9.75% 2017	890	908
DJO Finance LLC 8.75% 2018	125	133
DJO Finance LLC 7.75% 2018	310	313
DJO Finance LLC 9.875% 2018	335	353
Dollar General Corp. 3.25% 2023	2,165	1,938
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[6,8]	240	132
Electricité de France SA 6.95% 2039[6]	625	834
Electricité de France SA 4.875% 2044[6]	600	636
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	939
Enbridge Energy Partners, LP 9.875% 2019	750	973
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,709
Enbridge Inc. 4.00% 2023	600	623
Enbridge Inc. 4.50% 2044	250	244
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	1,955	1,935
EnLink Midstream Partners, LP 4.40% 2024	135	140
Enterprise Products Operating LLC 5.10% 2045	360	381
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[1,2,6]	2,370	2,372
ERP Operating LP 4.625% 2021	940	1,027
Esterline Technologies Corp. 7.00% 2020	760	809
Express Scripts Inc. 3.125% 2016	2,600	2,694
American Funds Insurance Series — Global Bond Fund — Page 115 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2025[2]	$756	$797
Fannie Mae 3.50% 2025[2]	502	529
Fannie Mae 2.50% 2027[2]	158	160
Fannie Mae 2.50% 2028[2]	751	760
Fannie Mae 2.50% 2028[2]	181	183
Fannie Mae 2.50% 2028[2]	128	130
Fannie Mae 2.50% 2028[2]	221	224
Fannie Mae 2.50% 2028[2]	931	943
Fannie Mae 2.50% 2028[2]	1,286	1,301
Fannie Mae 2.50% 2028[2]	1,342	1,352
Fannie Mae 2.50% 2028[2]	913	924
Fannie Mae 2.50% 2028[2]	948	955
Fannie Mae 2.50% 2028[2]	947	954
Fannie Mae 6.50% 2036[2]	331	374
Fannie Mae 6.00% 2037[2]	155	176
Fannie Mae 6.00% 2037[2]	11	13
Fannie Mae 6.00% 2038[2]	347	392
Fannie Mae 6.00% 2039[2]	552	625
Fannie Mae 2.25% 2039[1,2]	67	72
Fannie Mae 2.28% 2039[1,2]	3	4
Fannie Mae 2.335% 2039[1,2]	3	3
Fannie Mae 3.21% 2039[1,2]	11	11
Fannie Mae 3.937% 2039[1,2]	94	99
Fannie Mae 3.961% 2039[1,2]	3	3
Fannie Mae 4.50% 2040[2]	730	790
Fannie Mae 6.00% 2040[2]	67	76
Fannie Mae 4.00% 2041[2]	1,060	1,119
Fannie Mae 4.50% 2041[2]	1,911	2,067
Fannie Mae 2.924% 2041[1,2]	648	675
Fannie Mae 3.547% 2041[1,2]	1,839	1,925
Fannie Mae 3.50% 2042[2]	662	679
Fannie Mae 3.50% 2042[2]	1,226	1,258
Fannie Mae 3.50% 2042[2]	414	425
Fannie Mae 3.50% 2043[2]	1,117	1,149
Fannie Mae 4.00% 2043[2]	1,312	1,392
Fannie Mae 3.50% 2043[2]	653	671
Fannie Mae 3.50% 2044[2,9]	10,628	10,865
Fannie Mae 4.00% 2044[2,9]	9,797	10,326
Fannie Mae 3.50% 2044[2,9]	17,747	18,089
Fannie Mae 4.00% 2044[2,9]	17,903	18,814
Fannie Mae 4.50% 2044[2,9]	91,040	97,994
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,716
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,909
Fiat SpA 8.25% 2021	1,900	2,081
First Data Corp. 14.50% 2019[5,6]	309	325
First Data Corp. 6.75% 2020[6]	1,250	1,328
First Data Corp. 12.625% 2021	3,398	4,078
First Data Corp. 11.75% 2021	1,300	1,511
First Quantum Minerals Ltd. 6.75% 2020[6]	1,931	1,974
First Quantum Minerals Ltd. 7.00% 2021[6]	1,931	1,967
Ford Motor Credit Co. 2.375% 2018	1,260	1,273
Ford Motor Credit Co. 2.375% 2019	4,550	4,510
Forest Laboratories, Inc. 5.00% 2021[6]	795	851
Freddie Mac 2.50% 2016	625	645
Freddie Mac 0.75% 2018	2,800	2,747
American Funds Insurance Series — Global Bond Fund — Page 116 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2039[2]	$427	$483
Freddie Mac 3.347% 2039[1,2]	5	5
Freddie Mac 4.50% 2039[2]	56	60
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,527
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[2]	1,530	1,509
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,802
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	29	26
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	131	119
Freescale Semiconductor, Inc. 6.00% 2022[6]	1,475	1,501
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,7]	494	487
Frontier Communications Corp. 8.50% 2020	1,350	1,505
Frontier Communications Corp. 9.25% 2021	1,850	2,121
Frontier Communications Corp. 6.25% 2021	1,350	1,344
Gannett Co., Inc. 4.875% 2021[6]	145	141
Gardner Denver, Inc. Term Loan B, 4.25% 2020[1,2,7]	2,028	1,991
Gates Global LLC 6.00% 2022[6]	1,125	1,063
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,7]	850	837
Gazprom OJSC, Series 9, 6.51% 2022	400	409
General Electric Capital Corp. 3.45% 2024	3,545	3,561
General Electric Co. 2.70% 2022	80	78
Gilead Sciences, Inc. 2.40% 2014	200	201
Gilead Sciences, Inc. 3.05% 2016	160	167
Gilead Sciences, Inc. 4.40% 2021	200	218
Gilead Sciences, Inc. 3.70% 2024	600	612
Gilead Sciences, Inc. 4.80% 2044	400	424
Glencore Xstrata LLC 1.594% 2019[1,6]	1,875	1,891
Goldman Sachs Group, Inc. 2.625% 2019	1,500	1,497
Goldman Sachs Group, Inc. 4.00% 2024	5,020	5,063
Goldman Sachs Group, Inc. 3.85% 2024	1,950	1,942
Goldman Sachs Group, Inc. 4.80% 2044	310	313
Government National Mortgage Assn. 3.00% 2027[2]	278	290
Government National Mortgage Assn. 2.50% 2028[2]	1,784	1,818
Government National Mortgage Assn. 2.50% 2028[2]	221	225
Government National Mortgage Assn. 2.50% 2028[2]	155	159
Government National Mortgage Assn. 2.50% 2028[2]	155	158
Government National Mortgage Assn. 2.50% 2028[2]	134	137
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[1,2]	870	924
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[2]	1,496	1,616
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,852
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	1,840	2,028
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,651
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[1,2,7,10]	7	6
HBOS PLC 6.75% 2018[6]	375	425
HCA Inc. 5.00% 2024	900	888
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,6]	4,765	4,790
Holcim Ltd. 5.15% 2023[6]	1,290	1,415
Home Depot, Inc. 4.40% 2045	1,040	1,056
Hospitality Properties Trust 6.70% 2018	680	759
HSBC Bank PLC 1.50% 2018[6]	200	197
HSBC Holdings PLC 4.00% 2022	175	185
HSBC Holdings PLC 4.25% 2024	7,125	7,242
HSBC Holdings PLC 5.25% 2044	285	304
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,105
Humana Inc. 2.625% 2019	265	265
Humana Inc. 3.85% 2024	1,000	1,002
American Funds Insurance Series — Global Bond Fund — Page 117 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Humana Inc. 4.95% 2044	$1,000	$1,006
Hungarian Government 4.125% 2018	4,782	4,973
Hungarian Government 4.00% 2019	2,000	2,045
Hungarian Government 6.25% 2020	810	904
Hungarian Government 5.375% 2023	460	489
Hungarian Government 7.625% 2041	3,746	4,795
Husky Energy Inc. 7.25% 2019	1,040	1,268
Imperial Tobacco Finance PLC 3.50% 2023[6]	2,000	1,959
Indonesia (Republic of) 5.875% 2020[6]	1,505	1,657
Indonesia (Republic of) 5.875% 2020	120	132
Indonesia (Republic of) 3.75% 2022	2,960	2,871
Intelsat Jackson Holding Co. 7.25% 2020	350	370
Intelsat Jackson Holding Co. 6.625% 2022	3,625	3,698
International Business Machines Corp. 1.625% 2020	550	528
International Paper Co. 7.30% 2039	600	775
Intesa Sanpaolo SpA 5.017% 2024[6]	1,830	1,781
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,7]	980	976
inVentiv Health Inc. 9.00% 2018[6]	2,500	2,606
Iron Mountain Inc. 5.75% 2024	1,325	1,307
iStar Financial Inc. 5.00% 2019	1,875	1,814
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[1,2]	24	24
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	258	274
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.508% 2045[1,2]	1,250	1,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	470	502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,6]	1,754	1,818
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,6]	1,116	1,153
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.892% 2049[1,2]	2,000	2,177
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,633
Jaguar Holding Co. 9.375% 2017[5,6]	2,000	2,025
Jaguar Land Rover PLC 8.125% 2021[6]	1,200	1,319
JMC Steel Group Inc. 8.25% 2018[6]	1,850	1,875
JPMorgan Chase & Co. 1.625% 2018	1,875	1,851
JPMorgan Chase & Co. 3.25% 2022	1,000	986
JPMorgan Chase & Co. 3.875% 2024	1,000	980
Jupiter Resources Inc. 8.50% 2022[6]	1,000	890
Kenya (Republic of) 6.875% 2024[6]	900	949
Kimco Realty Corp., Series C, 4.904% 2015	235	239
Kimco Realty Corp. 5.70% 2017	500	553
Kimco Realty Corp. 6.875% 2019	1,250	1,487
Kinder Morgan Energy Partners, LP 6.00% 2017	140	154
Kinder Morgan Energy Partners, LP 3.50% 2021	175	176
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,154
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,523
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	3,056
Kinder Morgan Energy Partners, LP 5.50% 2044	4,609	4,636
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[1,2,7]	1,112	1,095
Kinetic Concepts, Inc. 10.50% 2018	1,405	1,531
Kinetic Concepts, Inc. 12.50% 2019	1,425	1,592
Kraft Foods Inc. 2.25% 2017	455	464
Kraft Foods Inc. 5.375% 2020	523	590
Latvia (Republic of) 2.75% 2020	3,750	3,698
Latvia (Republic of) 5.25% 2021	2,880	3,205
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	819	887
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.37% 2045[1,2]	615	692
Level 3 Communications, Inc. 11.875% 2019	150	163
American Funds Insurance Series — Global Bond Fund — Page 118 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Level 3 Communications, Inc. 8.125% 2019	$400	$428
LightSquared, Term Loan B, 12.00% 2014[2,5,7,8]	811	1,116
Lithuania (Republic of) 7.375% 2020	3,000	3,630
Lithuania (Republic of) 6.125% 2021[6]	450	521
Lithuania (Republic of) 6.625% 2022[6]	200	239
LMI Aerospace Inc. 7.375% 2019[6]	600	603
LSB Industries, Inc. 7.75% 2019	1,025	1,092
Macy’s Retail Holdings, Inc. 7.875% 2015[1]	411	434
Marks and Spencer Group PLC 6.25% 2017[6]	1,250	1,392
McClatchy Co. 9.00% 2022	1,175	1,275
McKesson Corp. 3.25% 2016	180	186
McKesson Corp. 2.284% 2019	1,065	1,059
McKesson Corp. 3.796% 2024	680	687
McKesson Corp. 4.883% 2044	300	310
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,538
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,110
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[1,2]	30	30
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[1,2]	630	692
MetroPCS Wireless, Inc. 6.25% 2021	2,725	2,762
MetroPCS Wireless, Inc. 6.625% 2023	2,375	2,440
Michaels Stores, Inc. 7.50% 2018[1,5,6]	271	277
MidAmerican Energy Co. 4.40% 2044	240	248
MidAmerican Energy Holdings Co. 3.75% 2023	1,015	1,043
Midwest Generation, LLC, Series B, 8.56% 2016[2,8,10]	10	10
Milacron LLC 7.75% 2021[6]	600	635
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[1,2]	260	285
Morgan Stanley 2.125% 2018	2,275	2,277
Morgan Stanley 2.50% 2019	2,675	2,678
Morgan Stanley 2.375% 2019	325	320
Morgan Stanley 4.35% 2026	555	547
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	805	866
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	216
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[1,2]	68	75
Morocco Government 5.50% 2042	3,100	3,112
National Grid PLC 6.30% 2016	250	274
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,757
NBC Universal Enterprise, Inc. 1.974% 2019[6]	600	593
Needle Merger Sub Corp. 8.125% 2019[6]	2,200	2,101
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	1,325	1,385
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5,6]	1,675	1,771
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,7]	1,064	1,048
NGPL PipeCo LLC 7.119% 2017[6]	750	754
NGPL PipeCo LLC 9.625% 2019[6]	2,100	2,237
Niagara Mohawk Power Corp. 3.508% 2024[6]	180	181
Niagara Mohawk Power Corp. 4.278% 2034[6]	300	303
NII Capital Corp. 10.00% 2016[8]	50	15
NII Capital Corp. 7.875% 2019[6,8]	1,500	1,016
NII Capital Corp. 11.375% 2019[6,8]	525	356
NII Capital Corp. 8.875% 2019	800	240
NII Capital Corp. 7.625% 2021	3,250	634
Norfolk Southern Corp. 5.75% 2016	810	860
Norfolk Southern Corp. 3.00% 2022	750	748
Nortek Inc. 10.00% 2018	700	740
Nortek Inc. 8.50% 2021	645	697
Novartis Capital Corp. 3.40% 2024	910	926
American Funds Insurance Series — Global Bond Fund — Page 119 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Numerical Group SA, First Lien, 4.875% 2019[6]	$225	$223
Numerical Group SA, First Lien, 6.00% 2022[6]	1,775	1,791
Numerical Group SA, First Lien, 6.25% 2024[6]	875	874
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,6]	2,480	2,579
Oracle Corp. 3.40% 2024	615	614
Orange SA 5.50% 2044	600	656
Ortho-Clinical Diagnostics Inc. 6.625% 2022[6]	1,935	1,766
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,7]	1,247	1,235
Pacific Gas and Electric Co. 3.25% 2023	580	575
Pacific Gas and Electric Co. 3.85% 2023	300	312
Patheon Inc. 7.50% 2022[6]	155	157
Patheon Inc., Term Loan B, 4.25% 2021[1,2,7]	484	475
PDC Energy Inc. 7.75% 2022	1,800	1,935
Pernod Ricard SA 4.45% 2022[6]	1,885	1,996
Petrobras International Finance Co. 5.75% 2020	200	210
Petróleos Mexicanos 3.50% 2018	3,135	3,259
Petróleos Mexicanos 8.00% 2019	1,400	1,707
Petróleos Mexicanos 4.875% 2022	4,100	4,366
Pfizer Inc. 3.40% 2024	900	901
PG&E Corp. 2.40% 2019	555	556
Philip Morris International Inc. 1.875% 2019	840	833
Playa Resorts Holding BV 8.00% 2020[6]	1,000	1,050
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,049
Ply Gem Industries, Inc. 6.50% 2022[6]	575	548
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[1,2,7]	1,318	1,298
PNC Financial Services Group, Inc. 3.90% 2024	910	911
PNC Funding Corp. 3.30% 2022	2,211	2,227
Polish Government 6.375% 2019	3,275	3,856
Polish Government 5.00% 2022	975	1,074
Popular, Inc. 7.00% 2019	860	865
Post Holdings, Inc. 6.75% 2021[6]	325	309
Post Holdings, Inc. 7.375% 2022	750	744
PRA Holdings, Inc. 9.50% 2023[6]	765	838
Progress Energy, Inc. 7.05% 2019	910	1,092
Progress Energy, Inc. 7.75% 2031	550	775
Prologis, Inc. 3.35% 2021	200	200
Prologis, Inc. 4.25% 2023	2,575	2,663
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,706
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	397
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,191
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	552
QBE Insurance Group Ltd. 2.40% 2018[6]	1,100	1,102
QGOG Constellation SA 6.25% 2019[6]	2,150	2,155
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,158
R.R. Donnelley & Sons Co. 6.50% 2023	700	702
Rabobank Nederland 4.625% 2023	3,420	3,551
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,6]	681	739
RCI Banque 3.50% 2018[6]	1,500	1,552
Realogy Corp. 7.625% 2020[6]	1,000	1,075
Realogy Corp., LOC, 4.50% 2016[1,2,7]	10	10
Regions Financial Corp. 7.75% 2014	29	29
Regions Financial Corp. 5.75% 2015	150	155
Regions Financial Corp. 2.00% 2018	1,175	1,162
Reynolds American Inc. 4.85% 2023	110	117
Reynolds American Inc. 6.15% 2043	935	1,073
American Funds Insurance Series — Global Bond Fund — Page 120 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Reynolds Group Inc. 9.00% 2019	$1,250	$1,308
Reynolds Group Inc. 9.875% 2019	680	735
Reynolds Group Inc. 5.75% 2020	3,365	3,441
Rice Energy Inc. 6.25% 2022[6]	2,025	1,985
Rio Tinto Finance (USA) Ltd. 2.875% 2022	300	290
Roche Holdings, Inc. 6.00% 2019[6]	144	167
Roche Holdings, Inc. 2.25% 2019[6]	1,250	1,247
Roche Holdings, Inc. 2.875% 2021[6]	1,250	1,250
Roche Holdings, Inc. 3.35% 2024[6]	200	201
Roche Holdings, Inc. 7.00% 2039[6]	630	883
Royal Bank of Scotland PLC 5.625% 2020	290	331
RSP Permian Inc 6.625% 2022[6]	625	630
Sabine Pass Liquefaction, LLC 5.625% 2021	700	723
Sabine Pass Liquefaction, LLC 5.75% 2024[6]	1,025	1,044
SABMiller Holdings Inc. 3.75% 2022[6]	775	791
SABMiller Holdings Inc. 4.95% 2042[6]	1,230	1,285
Samson Investment Co. 9.75% 2020	2,750	2,509
Schaeffler Holding Finance BV 6.875% 2018[1,5,6]	800	836
Select Medical Holdings Corp. 6.375% 2021	2,430	2,442
Serena Software, Inc. Term Loan B 7.50% 2020[1,2,7]	875	880
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,487
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	1,350	1,407
Simon Property Group, LP 10.35% 2019	750	998
Slovenia (Republic of) 4.75% 2018[6]	1,620	1,735
Slovenia (Republic of) 4.125% 2019[6]	1,000	1,044
Slovenia (Republic of) 4.375% 2022[6]	1,500	1,601
Slovenia (Republic of) 5.50% 2022	3,165	3,450
Slovenia (Republic of) 5.50% 2022[6]	425	463
Slovenia (Republic of) 5.85% 2023	4,010	4,481
Slovenia (Republic of) 5.85% 2023[6]	2,470	2,760
Slovenia (Republic of) 5.25% 2024	1,010	1,081
Spectra Energy Partners, LP 4.75% 2024	405	435
Sprint Capital Corp. 8.75% 2032	250	274
Sprint Corp. 7.875% 2023[6]	4,075	4,340
SRA International, Inc. 11.00% 2019	500	535
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,7]	1,389	1,391
Standard Chartered PLC 3.85% 2015[6]	1,245	1,269
Station Casinos LLC 7.50% 2021	225	236
Statoil ASA 0.524% 2018[1]	1,175	1,176
Statoil ASA 1.95% 2018	1,460	1,467
Statoil ASA 3.70% 2024	1,950	2,026
Statoil ASA 4.25% 2041	1,000	1,003
Tampa Electric Co. 4.10% 2042	930	922
Tampa Electric Co. 4.35% 2044	360	372
Teco Finance, Inc. 5.15% 2020	75	84
Teekay Corp. 8.50% 2020	1,375	1,533
Telecom Italia Capital SA 7.175% 2019	1,194	1,354
Telecom Italia Capital SA 5.303% 2024[6]	435	428
Tenet Healthcare Corp. 8.125% 2022	1,575	1,733
Tennessee Valley Authority 5.88% 2036	500	652
Tennessee Valley Authority 5.25% 2039	1,750	2,136
Thermo Fisher Scientific Inc. 4.15% 2024	660	685
Thomson Reuters Corp. 1.65% 2017	1,005	1,004
Thomson Reuters Corp. 5.65% 2043	670	747
Time Inc. 5.75% 2022[6]	475	456
American Funds Insurance Series — Global Bond Fund — Page 121 of 168

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.731% 2022	$1,250	$1,283
Total Capital International 1.55% 2017	540	544
Total Capital International 2.875% 2022	465	464
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[1,2,7]	395	369
TRAC Intermodal 11.00% 2019	575	638
TransCanada PipeLines Ltd. 7.625% 2039	250	350
TransDigm Inc. 5.50% 2020	975	951
Transocean Inc. 2.50% 2017	350	350
Transocean Inc. 6.375% 2021	710	756
Transocean Inc. 3.80% 2022	1,200	1,103
Turkey (Republic of) 4.557% 2018[6]	775	801
Turkey (Republic of) 6.25% 2022	1,880	2,073
Turkey (Republic of) 6.75% 2040	210	239
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[6]	1,000	1,078
U.S. Treasury 0.375% 2015	1,235	1,238
U.S. Treasury 5.125% 2016	1,350	1,453
U.S. Treasury 1.50% 2016	1,865	1,898
U.S. Treasury 3.00% 2016	205	215
U.S. Treasury 0.875% 2017	3,600	3,583
U.S. Treasury 0.625% 2017	29,865	29,473
U.S. Treasury 0.75% 2017	260	256
U.S. Treasury 3.50% 2018	15,275	16,389
U.S. Treasury 0.625% 2018	4,350	4,237
U.S. Treasury 1.50% 2018	67,050	67,042
U.S. Treasury 1.25% 2018	18,000	17,780
U.S. Treasury 1.50% 2019	13,950	13,869
U.S. Treasury 1.625% 2019	18,550	18,506
U.S. Treasury 1.50% 2019	9,150	9,058
U.S. Treasury 1.625% 2019[11]	44,800	44,581
U.S. Treasury 1.625% 2019	33,610	33,395
U.S. Treasury 1.25% 2020	9,450	9,136
U.S. Treasury 1.125% 2020	30,350	29,095
U.S. Treasury 1.375% 2020	39,600	38,367
U.S. Treasury 2.50% 2023	16,675	16,779
U.S. Treasury 2.50% 2024	16,890	16,906
U.S. Treasury 2.875% 2043	799	749
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	5,050	5,094
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	38,155	38,272
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	877	850
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	46,358	46,647
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	7,224	6,944
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,454	1,705
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	659	605
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,244	1,100
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	14,031	15,030
UniCredito Italiano SpA 6.00% 2017[6]	600	646
Union Pacific Corp. 4.821% 2044	650	708
United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,732
United Rentals, Inc. 7.375% 2020	1,500	1,601
UnitedHealth Group Inc. 2.875% 2023	200	196
Univision Communications Inc. 8.50% 2021[6]	1,040	1,105
Unum Group 5.625% 2020	225	257
US Investigations Services, Inc. 13.00% 2020[5,6]	629	263
US Investigations Services, Inc. 14.00% 2020[5,6]	9	4
US Investigations Services, Inc. 15.00% 2021[5,6]	23	7
American Funds Insurance Series — Global Bond Fund — Page 122 of 168

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, 7.60% 2040	$5,310	$7,881
Various Purpose G.O. Bonds, 7.625% 2040	285	415
Verizon Communications Inc. 5.15% 2023	2,730	3,022
Verizon Communications Inc. 4.15% 2024	700	723
Verizon Communications Inc. 6.55% 2043	2,629	3,289
Verizon Communications Inc. 5.012% 2054[6]	2,637	2,661
Viacom Inc. 4.25% 2023	1,335	1,378
Viacom Inc. 5.85% 2043	575	641
Virgin Media Finance PLC 8.375% 2019[6]	800	838
Vodafone Group PLC 2.50% 2022	317	294
Volvo Treasury AB 5.95% 2015[6]	1,920	1,970
VPI Escrow Corp. 6.375% 2020[6]	535	552
VPI Escrow Corp. 7.50% 2021[6]	1,240	1,331
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	1,545	1,644
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	97
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	272
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	413
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[1,2]	150	162
Walter Energy, Inc. 9.50% 2019[6]	750	679
Warner Music Group 6.75% 2022[6]	2,150	2,069
WEA Finance LLC 1.75% 2017[6]	655	656
WEA Finance LLC 2.70% 2019[6]	1,500	1,506
WEA Finance LLC 3.75% 2024[6]	535	535
WellPoint, Inc. 2.30% 2018	585	587
Wells Fargo & Co. 3.30% 2024	4,500	4,422
Western Gas Partners LP 4.00% 2022	1,500	1,537
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2024[1,2,6]	660	681
Williams Partners LP 5.25% 2020	225	250
Williams Partners LP 4.125% 2020	375	393
Williams Partners LP 4.50% 2023	760	796
Williams Partners LP 4.30% 2024	1,180	1,206
Wind Acquisition SA 7.375% 2021[6]	925	932
WM. Wrigley Jr. Co 3.375% 2020[6]	505	513
Xstrata Canada Financial Corp. 2.70% 2017[1,6]	1,250	1,272
Xstrata Canada Financial Corp. 4.95% 2021[6]	200	213
		1,276,237
Total bonds, notes & other debt instruments (cost: $2,521,195,000)		2,516,168
Convertible stocks 0.02% U.S. dollars 0.02%	Shares
CEVA Group PLC, Series A-1, 3.23% convertible preferred[10]	329	510
CEVA Group PLC, Series A-2, 2.23% convertible preferred[10,12]	37	40
Total convertible stocks (cost: $386,000)		550
Common stocks 0.02% U.S. dollars 0.02%
CEVA Group PLC[6,10,13]	431	475
Atrium Corp.[6,10,13]	2	—
Total common stocks (cost: $998,000)		475
American Funds Insurance Series — Global Bond Fund — Page 123 of 168

unaudited
Short-term securities 9.56%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 10/22/2014	$ 20,000	$19,998
Coca-Cola Co. 0.14% due 1/12/2015[6]	25,000	24,991
Federal Home Loan Bank 0.08%—0.09% due 10/8/2014—12/19/2014	47,000	46,998
Freddie Mac 0.07%—0.08% due 11/3/2014—12/4/2014	47,200	47,199
General Electric Co. 0.06% due 10/1/2014	20,900	20,900
GlaxoSmithKline Finance PLC 0.09%—0.11% due 10/21/2014—11/25/2014[6]	35,500	35,494
Gotham Funding Corp. 0.15% due 10/10/2014[6]	17,049	17,048
Québec (Province of) 0.06% due 10/28/2014[6]	12,400	12,399
Sumitomo Mitsui Banking Corp. 0.14% due 10/16/2014[6]	20,300	20,299
Toronto-Dominion Holdings USA Inc. 0.08% due 11/5/2014[6]	10,000	9,999
Total short-term securities (cost: $255,317,000)		255,325
Total investment securities 103.87% (cost: $2,777,896,000)		2,772,518
Other assets less liabilities (3.87)%		(103,403)
Net assets 100.00%		$2,669,115
Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $372,704,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Colombian pesos	10/27/2014	Citibank	COP685,530	$341	$(3)
Japanese yen	10/6/2014	UBS AG	¥1,124,187	$10,689	(445)
Japanese yen	10/20/2014	UBS AG	¥1,820,490	$17,001	(400)
Japanese yen	10/20/2014	Citibank	¥1,854,036	$17,316	(408)
Japanese yen	10/22/2014	Barclays Bank PLC	¥1,163,558	$10,705	(94)
Japanese yen	10/24/2014	HSBC Bank	¥964,003	$9,500	(709)
Japanese yen	10/27/2014	Bank of New York Mellon	¥2,712,496	$24,930	(193)
Japanese yen	10/27/2014	Citibank	¥3,622,655	$35,750	(2,713)
Japanese yen	11/4/2014	UBS AG	¥305,551	$2,969	(182)
Japanese yen	11/25/2014	UBS AG	¥609,489	$5,902	(342)
Japanese yen	12/3/2014	JPMorgan Chase	¥970,280	$9,328	(477)
					$(5,966)
Sales:
Australian dollars	12/3/2014	Citibank	$6,048	A$6,540	$348
Brazilian reais	10/6/2014	Citibank	$4,638	BRL10,450	377
Brazilian reais	10/17/2014	Citibank	$1,901	BRL4,375	123
Brazilian reais	10/17/2014	JPMorgan Chase	$1,422	BRL3,200	81
Brazilian reais	12/12/2014	Barclays Bank PLC	$4,520	BRL10,650	256
British pounds	10/22/2014	UBS AG	$12,343	£7,480	220
British pounds	10/27/2014	Barclays Bank PLC	€4,574	£3,620	(89)
British pounds	10/29/2014	Barclays Bank PLC	$13,198	£8,100	70
British pounds	12/4/2014	UBS AG	$1,951	£1,150	31
British pounds	12/4/2014	UBS AG	€6,094	£4,860	(173)
British pounds	12/5/2014	Barclays Bank PLC	€24,899	£19,925	(819)
British pounds	12/17/2014	Barclays Bank PLC	€21,411	£17,050	(562)
Colombian pesos	10/6/2014	Citibank	$4,635	COP8,995,750	195
Colombian pesos	10/17/2014	Citibank	$1,863	COP3,672,875	52
Euros	10/3/2014	Bank of America, N.A.	$8,819	€6,440	684
American Funds Insurance Series — Global Bond Fund — Page 124 of 168

unaudited
			Contract amount		Unrealized (depreciation) appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Euros	10/9/2014	Citibank	$8,809	€6,472	$634
Euros	10/9/2014	HSBC Bank	$3,917	€2,878	282
Euros	10/10/2014	UBS AG	$12,239	€8,990	883
Euros	10/23/2014	Bank of America, N.A.	$9,249	€6,910	520
Euros	10/23/2014	Bank of America, N.A.	$6,124	€4,580	338
Euros	10/23/2014	Citibank	$3,274	€2,420	217
Euros	10/27/2014	Bank of America, N.A.	$29,226	€21,575	1,649
Euros	10/27/2014	Barclays Bank PLC	$5,876	€4,570	103
Euros	12/3/2014	JPMorgan Chase	$18,806	€14,250	799
Euros	12/3/2014	Barclays Bank PLC	$12,305	€9,320	528
Euros	12/4/2014	HSBC Bank	$6,212	€4,710	261
Euros	12/5/2014	Barclays Bank PLC	$14,108	€10,725	555
Euros	12/22/2014	Citibank	£2,320	€2,950	30
Euros	12/23/2014	Bank of America, N.A.	$3,275	€2,550	53
Euros	1/7/2015	Barclays Bank PLC	$10,943	€8,620	48
Indonesian rupiah	12/16/2014	JPMorgan Chase	$4,577	IDR55,210,404	108
Indonesian rupiah	12/16/2014	JPMorgan Chase	$4,482	IDR54,700,000	54
Israeli shekels	12/12/2014	Barclays Bank PLC	€4,519	ILS21,090	(20)
Japanese yen	12/17/2014	Citibank	$12,201	¥1,308,990	256
Mexican pesos	10/16/2014	Citibank	$24,824	MXN326,950	509
Mexican pesos	10/22/2014	Bank of America, N.A.	$7,048	MXN93,800	75
Mexican pesos	12/10/2014	Bank of America, N.A.	$9,181	MXN121,880	150
Mexican pesos	12/11/2014	Citibank	$6,079	MXN80,730	98
Norwegian kroner	10/27/2014	HSBC Bank	€6,850	NKr56,050	(62)
Polish zloty	10/20/2014	Citibank	$13,288	PLN43,300	224
Russian rubles	10/6/2014	JPMorgan Chase	$7,909	RUB294,100	490
Russian rubles	10/15/2014	Citibank	$2,170	RUB82,800	86
Swedish kronor	10/29/2014	JPMorgan Chase	€920	SKr8,430	(5)
Swedish kronor	10/31/2014	Barclays Bank PLC	$5,569	SKr40,200	(2)
Swedish kronor	12/12/2014	UBS AG	€2,114	SKr19,400	(17)
Swedish kronor	12/17/2014	Citibank	$5,384	SKr38,340	72
Swedish kronor	12/17/2014	HSBC Bank	€902	SKr8,320	(13)
Swedish kronor	1/7/2015	UBS AG	€1,918	SKr17,657	(22)
Turkish lira	10/8/2014	JPMorgan Chase	$1,446	TRY3,150	65
Turkish lira	10/16/2014	UBS AG	$598	TRY1,325	18
					$9,758
Forward currency contracts - net					$3,792
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The fund entered into interest rate swaps beginning July 2014. The average notional amount of interest rate swaps was $104,000,000 over the prior three-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 9/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8065%	7/29/2019	$50,000	$(220)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.718	7/9/2024	54,000	(434)
						$(654)
American Funds Insurance Series — Global Bond Fund — Page 125 of 168

unaudited
[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $301,753,000, which represented 11.31% of the net assets of the fund.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,292,000, which represented .76% of the net assets of the fund.
[8]	Scheduled interest and/or principal payment was not received.
[9]	A portion or all of this security purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,041,000, which represented .04% of the net assets of the fund.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,086,000, which represented .08% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[13]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.23% convertible preferred	3/10/2010	$52	$40.00%

Key to abbreviations
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
G.O. = General Obligation
LOC = Letter of Credit
Rev. = Revenue
TBA = To be announced
American Funds Insurance Series — Global Bond Fund — Page 126 of 168

High-Income Bond FundSM
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 91.99% Corporate bonds & notes 91.18% Telecommunication services 16.17%	Principal amount (000)	Value (000)
Altice Finco SA 6.50% 2022[1]	$6,100	$6,268
Altice Finco SA, First Lien, 7.75% 2022[1]	4,750	4,916
Altice Finco SA 8.125% 2024[1]	1,925	2,069
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,556
Digicel Group Ltd. 8.25% 2020[1]	17,300	17,907
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,608
Digicel Group Ltd. 7.125% 2022[1]	4,600	4,602
Frontier Communications Corp. 8.125% 2018	6,925	7,773
Frontier Communications Corp. 8.50% 2020	5,775	6,439
Frontier Communications Corp. 6.25% 2021	5,525	5,501
Frontier Communications Corp. 9.25% 2021	4,525	5,187
Frontier Communications Corp. 8.75% 2022	550	621
Frontier Communications Corp. 6.875% 2025	1,425	1,411
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,163
Intelsat Jackson Holding Co. 6.625% 2022	18,250	18,615
Intelsat Luxembourg Holding Co. 6.75% 2018	1,470	1,518
Level 3 Communications, Inc. 8.125% 2019	1,150	1,230
Level 3 Communications, Inc. 11.875% 2019	750	814
LightSquared, Term Loan B, 12.00% 2014[2,3,4,5]	13,833	19,021
MetroPCS Wireless, Inc. 6.25% 2021	16,950	17,183
MetroPCS Wireless, Inc. 6.625% 2023	19,150	19,677
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,212
NII Capital Corp. 10.00% 2016[2]	15,300	4,513
NII Capital Corp. 7.875% 2019[1,2]	10,975	7,436
NII Capital Corp. 8.875% 2019	6,125	1,837
NII Capital Corp. 11.375% 2019[1,2]	8,610	5,833
NII Capital Corp. 7.625% 2021	21,625	4,217
Numerical Group SA, First Lien, 4.875% 2019[1]	16,325	16,182
Numerical Group SA, First Lien, 6.00% 2022[1]	8,750	8,827
Numerical Group SA, First Lien, 6.25% 2024[1]	2,200	2,197
SoftBank Corp. 4.50% 2020[1]	4,525	4,531
Sprint Corp. 7.25% 2021[1]	11,150	11,638
Sprint Corp. 7.875% 2023[1]	2,050	2,183
Sprint Nextel Corp. 9.125% 2017	2,000	2,260
Sprint Nextel Corp. 7.00% 2020	22,650	23,726
Sprint Nextel Corp. 11.50% 2021	4,950	6,361
Telecom Italia Capital SA 6.999% 2018	4,075	4,605
T-Mobile US, Inc. 6.542% 2020	6,379	6,562
T-Mobile US, Inc. 6.731% 2022	3,500	3,592
T-Mobile US, Inc. 6.375% 2025	9,400	9,400
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	13,000
Wind Acquisition SA 4.75% 2020[1]	6,975	6,740
Wind Acquisition SA 7.375% 2021[1]	15,750	15,868
		314,799
American Funds Insurance Series — High-Income Bond Fund — Page 127 of 168

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 16.01%	Principal amount (000)	Value (000)
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[3,5,6]	$643	$644
Centene Corp. 5.75% 2017	7,280	7,744
Centene Corp. 4.75% 2022	2,640	2,650
Community Health Systems, Inc. 5.125% 2018	1,320	1,360
ConvaTec Finance International SA 8.25% 2019[1,4,6]	8,065	8,211
CRC Health Corp, Term Loan, 5.25% 2021[3,5,6]	1,736	1,733
DJO Finance LLC 9.75% 2017	5,930	6,049
DJO Finance LLC 7.75% 2018	11,635	11,751
DJO Finance LLC 8.75% 2018	840	890
DJO Finance LLC 9.875% 2018	4,140	4,357
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	6,260	6,197
Forest Laboratories, Inc. 5.00% 2021[1]	6,875	7,361
Grifols Worldwide Operations Ltd. 5.25% 2022[1]	250	248
HCA Inc. 3.75% 2019	16,135	15,812
HCA Inc. 6.50% 2020	2,010	2,198
HCA Inc. 5.00% 2024	3,900	3,846
INC Research LLC 11.50% 2019[1]	10,690	11,866
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,5,6]	7,585	7,553
inVentiv Health Inc. 9.00% 2018[1]	10,775	11,233
inVentiv Health Inc. 11.00% 2018[1]	8,597	6,964
inVentiv Health Inc. 11.00% 2018[1]	3,495	2,831
inVentiv Health Inc. 12.00% 2018[1,4,6]	17,376	16,160
Kindred Healthcare Inc., Term Loan B, 4.00% 2021[3,5,6]	5,840	5,749
Kinetic Concepts, Inc. 10.50% 2018	15,355	16,737
Kinetic Concepts, Inc. 12.50% 2019	12,600	14,081
Multiplan Inc., Term Loan B, 4.00% 2021[3,5,6]	14,604	14,286
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	7,610
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	11,751	11,639
Patheon Inc. 7.50% 2022[1]	600	608
Patheon Inc., Term Loan B, 4.25% 2021[3,5,6]	3,860	3,790
PRA Holdings, Inc. 9.50% 2023[1]	4,135	4,528
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,5,6]	3,069	3,054
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,5,6]	2,300	2,289
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,4,5,6]	4,687	4,664
Select Medical Holdings Corp. 6.375% 2021	9,615	9,663
Symbion Inc. 8.00% 2016	7,235	7,506
Tenet Healthcare Corp., First Lien, 4.75% 2020	7,485	7,466
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,789
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,605
Tenet Healthcare Corp. 8.125% 2022	7,115	7,827
VPI Escrow Corp. 6.75% 2018[1]	14,755	15,603
VPI Escrow Corp. 6.375% 2020[1]	8,870	9,147
VPI Escrow Corp. 5.625% 2021[1]	155	155
VPI Escrow Corp. 7.50% 2021[1]	6,665	7,157
VWR Funding, Inc. 7.25% 2017	8,770	9,165
		311,776
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 13.98%	Principal amount (000)	Value (000)
Academy Sports 9.25% 2019[1]	$4,700	$4,994
Boyd Gaming Corp. 9.125% 2018	9,190	9,627
Boyd Gaming Corp. 9.00% 2020	10,750	11,328
Burger King Corp 0%/11.00% 2019[1,7]	4,800	4,488
Burger King Corp. 6.00% 2022[1]	4,975	4,969
Caesars Entertainment Operating Co. 11.25% 2017	3,000	2,329
Caesars Entertainment Operating Co. 9.00% 2020	3,475	2,676
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,130
CEC Entertainment, Inc. 8.00% 2022[1]	2,850	2,679
Cedar Fair, LP 5.375% 2024[1]	175	170
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	11,000	11,371
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,800	2,919
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	2,718	2,691
Cumulus Media Holdings Inc. 7.75% 2019	4,610	4,743
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	1,759	1,733
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	1,675	1,654
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	4,800	4,791
DineEquity, Inc. 9.50% 2018	5,950	6,270
DISH DBS Corp. 4.625% 2017	4,625	4,729
DISH DBS Corp. 4.25% 2018	18,675	18,768
DISH DBS Corp. 7.875% 2019	700	793
DISH DBS Corp. 5.125% 2020	4,400	4,422
EchoStar DBS Corp. 7.125% 2016	325	345
Fiat SpA 8.25% 2021	7,825	8,568
Gannett Co., Inc. 5.125% 2019[1]	915	926
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,489
Gannett Co., Inc. 6.375% 2023[1]	7,530	7,850
General Motors Financial Co. 3.00% 2017	5,180	5,238
General Motors Financial Co. 3.25% 2018	5,100	5,164
Hilton Hotels Corp. 5.625% 2021[1]	1,525	1,574
Jaguar Land Rover PLC 8.125% 2021[1]	4,125	4,532
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[3,5,6]	924	913
Limited Brands, Inc. 6.625% 2021	875	969
McClatchy Co. 9.00% 2022	3,275	3,553
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021[1]	2,500	2,481
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,485
MGM Resorts International 6.625% 2015	1,725	1,777
MGM Resorts International 8.625% 2019	5,400	6,116
MGM Resorts International 7.75% 2022	750	836
Michaels Stores, Inc. 7.50% 2018[1,4,6]	1,128	1,153
Michaels Stores, Inc. 5.875% 2020[1]	850	848
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	873
Needle Merger Sub Corp. 8.125% 2019[1]	9,955	9,507
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	7,300	7,628
Neiman Marcus Group LTD Inc. 8.75% 2021[1,4,6]	5,145	5,441
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	6,594	6,491
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,719
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,523
Playa Resorts Holding BV 8.00% 2020[1]	5,225	5,486
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	891	880
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,8]	2,184	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,8]	11,915	0
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,624
Schaeffler Holding Finance BV 6.875% 2018[4,6]	€3,800	5,042
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Schaeffler Holding Finance BV 6.875% 2018[1,4,6]	$2,300	$2,403
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	975
Stackpole Intl. 7.75% 2021[1]	1,595	1,615
Station Casinos LLC 7.50% 2021	800	838
Time Inc. 5.75% 2022[1]	5,475	5,256
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	6,334	6,271
Univision Communications Inc. 6.875% 2019[1]	790	826
Univision Communications Inc. 8.50% 2021[1]	4,570	4,856
Univision Communications Inc., Term Loan C3, 4.00% 2020[3,5,6]	443	435
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	249	245
UPC Germany GmbH 9.625% 2019	€800	1,078
Virgin Media Finance PLC 8.375% 2019[1]	$2,175	2,277
Warner Music Group 13.75% 2019	1,275	1,485
Warner Music Group 5.625% 2022[1]	12,500	12,531
Warner Music Group 6.75% 2022[1]	7,450	7,171
Wynn Macau, Ltd. 5.25% 2021[1]	7,900	7,663
		272,230
Industrials 13.45%
AAF Holdings LLC 12.75% 2019[1,3,4,6]	2,400	2,371
ADT Corp. 4.125% 2019	6,275	6,165
AECOM Technology Corp. 5.75% 2022[1]	2,450	2,481
AECOM Technology Corp. 5.875% 2024[1]	1,100	1,122
AerCap Holdings NV 2.75% 2017[1]	2,050	2,004
Altegrity, Inc. 9.50% 2019[1]	12,225	11,308
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	21,580	21,229
BE Aerospace, Inc. 5.25% 2022	6,040	6,538
Builders Firstsource 7.625% 2021[1]	9,625	9,817
CEVA Group PLC 4.00% 2018[1]	7,750	7,275
CEVA Group PLC 7.00% 2021[1]	1,175	1,181
CEVA Group PLC 9.00% 2021[1]	2,275	2,275
CEVA Group PLC, LOC, 6.50% 2021[3,5,6]	2,140	2,080
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	3,098	3,010
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	2,246	2,182
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	387	376
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	249	262
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	10	11
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	158	172
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	326	363
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	90	95
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	1,166	1,170
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	512	514
Esterline Technologies Corp. 7.00% 2020	5,136	5,470
Euramax International, Inc. 9.50% 2016	10,880	10,662
Far East Capital Limited SA 8.75% 2020[1]	1,335	898
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	8,978	8,815
Gates Global LLC 6.00% 2022[1]	5,875	5,552
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	3,950	3,889
Hardwoods Acquisition Inc 7.50% 2021[1]	3,650	3,614
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.009% 2015[3,5,6,8]	360	342
HD Supply, Inc. 11.50% 2020	7,130	8,244
HDTFS Inc. 4.25% 2018	325	321
HDTFS Inc. 6.75% 2019	75	78
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 5.75% 2024	$3,500	$3,452
Jeld-Wen Escrow Corp. 12.25% 2017[1]	14,770	15,749
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[3,5,6]	7,850	7,816
LMI Aerospace Inc. 7.375% 2019[1]	3,025	3,040
Milacron LLC 7.75% 2021[1]	1,575	1,666
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	6,500	6,305
Navios Maritime Holdings Inc. 7.375% 2022[1]	4,325	4,125
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,920	5,609
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	6,000	5,835
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	4,505	4,550
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	550	545
Nortek Inc. 10.00% 2018	7,460	7,889
Nortek Inc. 8.50% 2021	7,610	8,219
Ply Gem Industries, Inc. 6.50% 2022	10,350	9,871
Ply Gem Industries, Inc. 6.50% 2022[1]	3,550	3,386
Ply Gem Industries, Inc., Term Loan B1, 4.00% 2021[3,3,5,6]	5,149	5,068
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,963
R.R. Donnelley & Sons Co. 7.875% 2021	5,025	5,540
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,590
R.R. Donnelley & Sons Co. 6.50% 2023	5,525	5,539
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	4,275	4,457
TRAC Intermodal 11.00% 2019	4,025	4,468
TransDigm Inc. 5.50% 2020	4,025	3,924
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	21	22
United Rentals, Inc. 7.375% 2020	1,275	1,361
United Rentals, Inc. 7.625% 2022	2,525	2,771
US Investigations Services, Inc. 13.00% 2020[1,4]	4,705	1,964
US Investigations Services, Inc. 14.00% 2020[1,4]	491	205
US Investigations Services, Inc. 15.00% 2021[1,4]	1,424	411
Watco Companies 6.375% 2023[1]	395	399
		261,747
Energy 10.08%
Alpha Natural Resources, Inc. 9.75% 2018	7,175	5,274
Alpha Natural Resources, Inc. 6.00% 2019	2,067	1,261
Alpha Natural Resources, Inc. 7.50% 2020[1]	4,525	4,061
Alpha Natural Resources, Inc. 6.25% 2021	3,775	2,213
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	3,750	3,728
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	3,800	3,783
American Energy (Permian Basin) 7.125% 2020[1]	5,025	4,623
American Energy (Permian Basin) 7.375% 2021[1]	3,275	3,013
American Energy (Woodford LLC), 9.00% 2022[1]	4,200	3,916
Arch Coal, Inc. 7.00% 2019	7,720	4,140
Arch Coal, Inc. 8.00% 2019[1]	825	712
Arch Coal, Inc. 9.875% 2019	525	307
Arch Coal, Inc. 7.25% 2021	4,975	2,425
Arch Coal, Inc., Term Loan B1, 6.25% 2018[3,5,6]	5,816	5,331
Athlon Energy Inc. 6.00% 2022[1]	5,925	6,369
California Resources Corp. 5.00% 2020[1]	1,875	1,908
CONSOL Energy Inc. 8.25% 2020	6,500	6,849
CONSOL Energy Inc. 5.875% 2022[1]	750	742
Denbury Resources Inc. 4.625% 2023	1,000	930
Jupiter Resources Inc. 8.50% 2022[1]	4,900	4,361
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,286
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Laredo Petroleum, Inc. 7.375% 2022	$2,000	$2,110
NGPL PipeCo LLC 7.119% 2017[1]	6,715	6,749
NGPL PipeCo LLC 9.625% 2019[1]	16,825	17,919
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[3,5,6]	1,861	1,858
Oasis Petroleum Inc. 6.875% 2022	1,275	1,352
PDC Energy Inc. 7.75% 2022	8,025	8,627
Peabody Energy Corp. 6.00% 2018	19,945	19,646
Peabody Energy Corp. 6.25% 2021	6,220	5,808
Petrobras International Finance Co. 5.75% 2020	1,090	1,143
QGOG Constellation SA 6.25% 2019[1]	10,280	10,306
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,275	1,301
Rice Energy Inc. 6.25% 2022[1]	8,425	8,256
RSP Permian Inc 6.625% 2022[1]	2,525	2,544
Sabine Pass Liquefaction, LLC 5.625% 2021	4,800	4,956
Sabine Pass Liquefaction, LLC 5.75% 2024[1]	8,225	8,379
Samson Investment Co. 9.75% 2020	13,515	12,332
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	146
Teekay Corp. 8.50% 2020	8,543	9,525
		196,189
Materials 8.28%
ArcelorMittal 10.35% 2019[6]	500	612
ArcelorMittal 6.00% 2021[6]	1,760	1,857
ArcelorMittal 7.25% 2041[6]	8,960	9,094
Ball Corp. 5.75% 2021	835	869
CEMEX Finance LLC 7.25% 2021[1]	300	318
CEMEX Finance LLC 9.375% 2022[1]	4,690	5,311
First Quantum Minerals Ltd. 6.75% 2020[1]	16,543	16,915
First Quantum Minerals Ltd. 7.00% 2021[1]	17,343	17,668
First Quantum Minerals Ltd. 7.25% 2022[1]	1,275	1,307
FMG Resources 6.00% 2017[1]	14,790	14,947
FMG Resources 6.875% 2018[1,3]	7,610	7,838
FMG Resources 8.25% 2019[1]	750	778
Georgia Gulf Corp. 4.875% 2023	800	771
JMC Steel Group Inc. 8.25% 2018[1]	9,550	9,681
LSB Industries, Inc. 7.75% 2019	5,275	5,618
Momentive Performance Materials Inc., Term Loan B, 4.00% 2015[3,5,6]	975	976
Packaging Dynamics Corp. 8.75% 2016[1]	1,968	1,998
PQ Corp. 8.75% 2018[1]	3,840	4,090
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,080	1,031
Reynolds Group Inc. 7.125% 2019	740	769
Reynolds Group Inc. 7.875% 2019	355	378
Reynolds Group Inc. 9.875% 2019	4,820	5,212
Reynolds Group Inc. 5.75% 2020	32,565	33,298
Ryerson Inc. 9.00% 2017	1,525	1,613
Solenis, Term Loan, 7.75% 2022[3,5,6]	640	628
Tembec Industries Inc. 9.00% 2019[1]	2,300	2,323
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€1,000	1,341
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$2,945	3,173
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[3,5,6]	1,257	1,233
Walter Energy, Inc. 9.50% 2019[1]	10,550	9,548
		161,195
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology 7.73%	Principal amount (000)	Value (000)
Alcatel-Lucent USA Inc. 4.625% 2017[1]	$9,650	$9,807
Alcatel-Lucent USA Inc. 6.75% 2020[1]	5,505	5,629
Alcatel-Lucent USA Inc. 8.875% 2020[1]	7,715	8,390
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,5,6]	1,796	1,782
Ceridian LLC / Comdata Inc. 8.125% 2017[1]	4,125	4,140
Dell, Inc. Term Loan B, 4.50% 2020[3,5,6]	5,671	5,637
First Data Corp. 14.50% 2019[1,4]	1,196	1,258
First Data Corp. 8.25% 2021[1]	4,348	4,631
First Data Corp. 11.75% 2021	16,420	19,088
First Data Corp. 12.625% 2021	8,804	10,565
First Data Corp. 8.75% 2022[1,4,6]	935	996
Freescale Semiconductor, Inc. 5.00% 2021[1]	9,000	8,888
Freescale Semiconductor, Inc. 6.00% 2022[1]	14,575	14,830
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[3,5,6]	5,822	5,740
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,569
Lawson Software, Inc. 9.375% 2019	3,000	3,251
NXP BV and NXP Funding LLC 3.75% 2018[1]	9,900	9,776
Serena Software, Inc. Term Loan B 7.50% 2020[3,5,6]	4,325	4,348
SRA International, Inc. 11.00% 2019	7,835	8,383
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	16,913	16,934
SunGard Data Systems Inc. 7.625% 2020	3,650	3,833
		150,475
Financials 4.30%
CIT Group Inc. 4.25% 2017	2,500	2,531
CIT Group Inc. 5.00% 2017	4,000	4,110
CIT Group Inc. 5.25% 2018	1,575	1,626
CIT Group Inc. 3.875% 2019	13,340	13,140
CIT Group Inc., Series C, 5.50% 2019[1]	3,800	3,978
Crescent Resources 10.25% 2017[1]	3,470	3,782
Goldman Sachs Group, Inc., Series L, 5.70% 2049[6]	1,045	1,065
Icahn Enterprises Finance Corp. 3.50% 2017	8,425	8,362
iStar Financial Inc. 4.00% 2017	8,300	8,092
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,663
iStar Financial Inc. 4.875% 2018	1,925	1,882
iStar Financial Inc. 5.00% 2019	9,575	9,264
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[6]	1,000	979
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,6]	1,200	1,418
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,6]	300	434
MetLife Inc., junior subordinated 10.75% 2069	500	810
Ocwen Financial Corp. 6.625% 2019[1]	3,325	3,217
Popular, Inc. 7.00% 2019	3,860	3,884
Realogy Corp. 4.50% 2019[1]	9,950	9,651
Realogy Corp. 7.625% 2020[1]	750	806
Realogy Corp., LOC, 4.50% 2016[3,5,6]	515	510
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,6]	1,265	1,451
		83,655
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.77%	Principal amount (000)	Value (000)
C&S Group Enterprises LLC 5.375% 2022[1]	$650	$619
Constellation Brands, Inc. 6.00% 2022	700	767
Del Monte Corp. 7.625% 2019	2,337	2,322
Ingles Markets, Inc. 5.75% 2023	475	479
Post Holdings, Inc. 6.75% 2021[1]	2,400	2,280
Post Holdings, Inc. 7.375% 2022	3,000	2,977
Rite Aid Corp. 10.25% 2019	4,095	4,320
Smithfield Foods, Inc. 5.25% 2018[1]	1,000	1,005
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	250	250
		15,019
Utilities 0.41%
AES Corp. 8.00% 2017	670	754
AES Corp. 8.00% 2020	3,000	3,458
AES Corp. 7.375% 2021	850	956
Calpine Corp. 5.375% 2023	800	777
Calpine Corp. 7.875% 2023[1]	250	274
TXU, Term Loan, 4.65% 2017[2,3,5,6]	2,461	1,831
		8,050
Total corporate bonds & notes		1,775,135
Bonds & notes of governments & government agencies outside the U.S. 0.62%
Argentina (Republic of) 7.00% 2017	1,000	860
Greek Government 2.00%/3.00% 2023[7]	€230	232
Greek Government 2.00%/3.00% 2024[7]	230	227
Greek Government 2.00%/3.00% 2025[7]	230	218
Greek Government 2.00%/3.00% 2026[7]	230	211
Greek Government 2.00%/3.00% 2027[7]	230	206
Greek Government 2.00%/3.00% 2028[7]	230	200
Greek Government 2.00%/3.00% 2029[7]	230	197
Greek Government 2.00%/3.00% 2030[7]	230	193
Greek Government 2.00%/3.00% 2031[7]	230	190
Greek Government 2.00%/3.00% 2032[7]	230	187
Greek Government 2.00%/3.00% 2033[7]	230	185
Greek Government 2.00%/3.00% 2034[7]	230	182
Greek Government 2.00%/3.00% 2035[7]	230	181
Greek Government 2.00%/3.00% 2036[7]	230	179
Greek Government 2.00%/3.00% 2037[7]	230	178
Greek Government 2.00%/3.00% 2038[7]	230	177
Greek Government 2.00%/3.00% 2039[7]	230	175
Greek Government 2.00%/3.00% 2040[7]	230	175
Greek Government 2.00%/3.00% 2041[7]	230	175
Greek Government 2.00%/3.00% 2042[7]	230	176
Hungarian Government 6.25% 2020	$850	949
Hungarian Government 6.375% 2021	1,000	1,128
Portuguese Government 5.65% 2024	€1,450	2,203
Serbia (Republic of) 4.875% 2020	$200	200
Slovenia (Republic of) 5.85% 2023[1]	2,595	2,900
		12,084
U.S. Treasury bonds & notes 0.17% U.S. Treasury 0.17%
U.S. Treasury 0.25% 2015	3,275	3,279
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Bonds, notes & other debt instruments Municipals 0.02%	Principal amount (000)	Value (000)
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,2]	$875	$482
Total bonds, notes & other debt instruments (cost: $1,816,986,000)		1,790,980
Convertible bonds 0.41% Energy 0.18%
American Energy Utica, LLC 3.50% convertible notes 2021[1,4,6]	3,042	3,544
Financials 0.12%
Bank of Ireland 10.00% convertible notes 2016	€1,460	1,988
HSBC Holdings PLC 6.375% convertible notes 2049[6]	$413	413
		2,401
Materials 0.11%
Mirabela Nickel Ltd. 9.50% convertible notes 2019[1,4,8]	2,047	2,047
Total convertible bonds (cost: $7,465,000)		7,992
Convertible stocks 1.17% Industrials 0.51%	Shares
CEVA Group PLC, Series A-1, 3.23% convertible preferred[8]	4,788	7,421
CEVA Group PLC, Series A-2, 2.23% convertible preferred[8,9]	2,212	2,433
		9,854
Utilities 0.49%
Dominion Resources, Inc., convertible preferred, Series A, units	100,000	4,990
Exelon Corp., convertible preferred, units	91,000	4,623
		9,613
Financials 0.17%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,242
Total convertible stocks (cost: $19,628,000)		22,709
Preferred securities 0.06% Financials 0.06%
Citigroup Inc., Series K, depositary shares	42,650	1,123
Total preferred securities (cost: $1,066,000)		1,123
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 168

unaudited
Common stocks 0.89% Consumer discretionary 0.35%	Shares	Value (000)
Cooper-Standard Holdings Inc.[10]	110,446	$6,892
Adelphia Recovery Trust, Series Arahova[8,10]	388,601	5
Adelphia Recovery Trust, Series ACC-1[8,10]	449,306	1
Adelphia Recovery Trust, Series ACC-6B8,10	1,000,000	—
Five Star Travel Corp.[1,8,10]	7,285	1
Revel AC, Inc. (CVR)[8,9,10]	13,372,726	—
Revel AC, Inc.[8,9,10]	125,906	—
		6,899
Industrials 0.32%
CEVA Group PLC[1,8,10]	5,622	6,184
Quad/Graphics, Inc., Class A	525	10
Atrium Corp.[1,8,10]	361	1
		6,195
Health care 0.12%
Rotech Healthcare Inc.[8,10]	201,793	2,280
Materials 0.10%
NewPage Holdings Inc.[8,9]	16,880	1,560
Mirabela Nickel Ltd.[10]	6,645,429	384
		1,944
Total common stocks (cost: $27,076,000)		17,318
Rights & warrants 0.00% Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[8,9,10]	—	—
Total rights & warrants (cost: $0)		—
Short-term securities 4.46%	Principal amount (000)
3M Co. 0.08% due 10/20/2014[1]	$ 26,900	26,899
Emerson Electric Co. 0.10% due 11/28/2014[1]	9,900	9,898
Federal Home Loan Bank 0.07%—0.08% due 10/29/2014—11/14/2014	5,100	5,100
John Deere Financial Ltd. 0.08%—0.09% due 10/3/2014—10/9/2014[1]	45,000	44,999
Total short-term securities (cost: $86,896,000)		86,896
Total investment securities 98.98% (cost: $1,959,117,000)		1,927,018
Other assets less liabilities 1.02%		19,926
Net assets 100.00%		$1,946,944
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 168

unaudited
Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $8,001,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation at 9/30/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Euros	10/16/2014	UBS AG	$1,131	€875	$25
Euros	10/31/2014	Bank of New York Mellon	$7,615	€6,000	36
					$61
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $856,926,000, which represented 44.01% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $190,503,000, which represented 9.78% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $22,275,000, which represented 1.14% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.234% convertible preferred	3/10/2010-1/23/2012	$2,214	$2,433.13%
NewPage Holdings Inc.	9/17/2009-8/1/2011	1,368	1,560.08
Revel AC, Inc.	2/14/2011-12/13/2011	6,279	—	.00
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	2,419	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total private placement securities		$12,280	$3,993.21%

Key to abbreviations and symbol
Auth. = Authority
CVR = Contingent Value Rights
Dev. = Development
Econ. = Economic
Fac. = Facility
LOC = Letter of Credit
Rev. = Revenue
€ = Euros
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 168

Mortgage FundSM
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 106.56% Mortgage-backed obligations 67.74% Federal agency mortgage-backed obligations 59.56%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$593	$643
Fannie Mae 3.577% 2040[1,2]	377	404
Fannie Mae 4.193% 2040[1,2]	606	643
Fannie Mae 3.441% 2041[1,2]	260	274
Fannie Mae 3.531% 2041[1,2]	252	263
Fannie Mae 3.746% 2041[1,2]	261	279
Fannie Mae 2.515% 2043[1,2]	331	332
Fannie Mae 4.00% 2043[1]	5,145	5,467
Fannie Mae 3.50% 2044[1,3]	41,426	42,225
Fannie Mae 3.50% 2044[1,3]	17,653	18,046
Fannie Mae 4.50% 2044[1,3]	6,700	7,212
Fannie Mae 5.00% 2044[1,3]	4,250	4,692
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.707% 2048[1,2,4]	394	394
Freddie Mac 5.00% 2034[1]	3,678	4,065
Freddie Mac 5.50% 2037[1]	34	37
Freddie Mac 5.00% 2038[1]	435	480
Freddie Mac 5.50% 2038[1]	168	187
Freddie Mac 5.50% 2038[1]	112	125
Freddie Mac 5.50% 2038[1]	49	54
Freddie Mac 3.835% 2039[1,2]	213	227
Freddie Mac 4.50% 2040[1]	523	565
Freddie Mac 4.50% 2040[1]	90	97
Freddie Mac 2.575% 2042[1,2]	223	224
Freddie Mac 2.352% 2043[1,2]	538	535
Freddie Mac 4.00% 2043[1]	344	364
Freddie Mac 4.00% 2043[1]	267	282
Freddie Mac 4.00% 2043[1]	181	192
Freddie Mac 4.00% 2043[1]	146	154
Freddie Mac 4.00% 2043[1]	132	139
Freddie Mac 4.00% 2043[1]	74	78
Freddie Mac 3.50% 2043[1,3]	1,050	1,072
Freddie Mac 4.00% 2044[1,3]	11,325	11,923
Freddie Mac 4.50% 2044[1,3]	9,425	10,167
Government National Mortgage Assn. 3.75% 2034[1]	1,551	1,610
Government National Mortgage Assn. 3.75% 2038[1]	1,112	1,145
Government National Mortgage Assn. 3.75% 2039[1]	1,137	1,174
Government National Mortgage Assn. 4.00% 2039[1]	794	820
Government National Mortgage Assn. 6.00% 2039[1]	809	923
Government National Mortgage Assn. 4.00% 2040[1]	428	442
Government National Mortgage Assn. 5.50% 2040[1]	5,677	6,419
Government National Mortgage Assn. 4.50% 2041[1]	254	269
Government National Mortgage Assn. 4.50% 2041[1]	199	217
Government National Mortgage Assn. 5.00% 2041[1]	2,965	3,269
Government National Mortgage Assn. 5.00% 2041[1]	2,012	2,157
Government National Mortgage Assn. 6.50% 2041[1]	2,208	2,442
American Funds Insurance Series — Mortgage Fund — Page 138 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2042[1]	$1,041	$1,053
Government National Mortgage Assn. 3.50% 2042[1]	608	611
Government National Mortgage Assn. 3.50% 2042[1]	545	565
Government National Mortgage Assn. 4.00% 2042[1]	138	142
Government National Mortgage Assn. 3.50% 2043[1]	3,332	3,452
Government National Mortgage Assn. 3.50% 2043[1]	2,843	2,950
Government National Mortgage Assn. 3.50% 2043[1]	2,661	2,756
Government National Mortgage Assn. 3.50% 2043[1]	2,327	2,415
Government National Mortgage Assn. 3.50% 2043[1]	2,282	2,363
Government National Mortgage Assn. 3.50% 2043[1]	561	564
Government National Mortgage Assn. 3.50% 2043[1]	336	348
Government National Mortgage Assn. 4.50% 2043[1]	1,269	1,380
Government National Mortgage Assn. 3.50% 2043[1,3]	2,725	2,816
Government National Mortgage Assn. 3.75% 2044[1]	1,472	1,524
Government National Mortgage Assn. 4.00% 2044[1]	7,579	8,052
Government National Mortgage Assn. 4.25% 2044[1]	2,375	2,522
Government National Mortgage Assn. 4.00% 2044[1]	3,360	3,573
Government National Mortgage Assn. 4.00% 2044[1,5]	620	658
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,678	5,893
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[1]	182	191
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,606	1,718
		178,274
Commercial mortgage-backed securities 4.35%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	927	971
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	923	990
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.897% 2040[1,2]	578	633
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,2]	361	397
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	855	920
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.954% 2027[1,2,4]	1,250	1,252
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1,4]	325	336
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[1,2,4]	985	986
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	795	799
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	881	942
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,2]	51	54
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	889	949
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.831% 2042[1,2]	332	365
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	1,770	1,905
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	1,297	1,379
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,2]	128	137
		13,015
Other mortgage-backed securities 3.08%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[1,4]	250	257
Bank of Montreal 1.30% 2014[1,4]	250	250
Bank of Montreal 1.95% 2017[1,4]	250	255
Bank of Nova Scotia 1.25% 2014[1,4]	200	200
Bank of Nova Scotia 1.75% 2017[1,4]	200	203
Bank of Nova Scotia 1.95% 2017[1,4]	200	204
Barclays Bank PLC 2.25% 2017[1,4]	250	256
Caisse Centrale Desjardins 1.60% 2017[1,4]	250	253
Commonwealth Bank of Australia 0.75% 2016[1,4]	250	250
Commonwealth Bank of Australia 2.25% 2017[1,4]	250	256
American Funds Insurance Series — Mortgage Fund — Page 139 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia 2.00% 2019[1,4]	$325	$324
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[1,4]	200	200
Credit Suisse Group AG 2.60% 2016[1,4]	200	206
DNB ASA 1.45% 2019[1,4]	225	223
National Australia Bank 1.25% 2018[1,4]	250	247
National Australia Bank 2.00% 2019[1,4]	300	299
National Bank of Canada 2.20% 2016[1,4]	250	257
Nordea Eiendomskreditt AS 2.125% 2017[1,4]	200	205
Northern Rock PLC 5.625% 2017[1,4]	125	139
Royal Bank of Canada 1.125% 2016[1]	250	251
Royal Bank of Canada 2.00% 2019[1]	550	555
Royal Bank of Canada 2.20% 2019[1]	300	300
Skandinaviska Enskilda 1.375% 2018[1,4]	250	247
Sparebank 1 Boligkreditt AS 2.30% 2018[1,4]	200	206
Sparebank 1 Boligkreditt AS 1.25% 2019[1,4]	200	197
Sparebank 1 Boligkreditt AS 1.75% 2020[1,4]	425	415
Stadshypotek AB 1.875% 2019[1,4]	250	246
Swedbank AB 2.125% 2016[1,4]	200	205
Swedbank AB 1.375% 2018[1,4]	225	223
UBS AG 1.875% 2015[1,4]	200	201
UBS AG 0.75% 2017[1,4]	225	225
UBS AG 2.25% 2017[1,4]	200	205
Westpac Banking Corp. 1.375% 2015[1,4]	200	202
Westpac Banking Corp. 2.45% 2016[1,4]	200	206
Westpac Banking Corp. 1.25% 2017[1,4]	200	198
Westpac Banking Corp. 1.85% 2018[1,4]	400	399
Westpac Banking Corp. 1.375% 2019[1,4]	250	247
		9,212
Collateralized mortgage-backed (privately originated) 0.75%
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[1,2,4]	750	751
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[1,2]	500	500
Pepper Residential Securities Trust, Series 2013-1A, Class A-U2, 0.455% 2015[1,2,4]	1,000	1,001
		2,252
Total mortgage-backed obligations		202,753
U.S. Treasury bonds & notes 25.64% U.S. Treasury 18.29%
U.S. Treasury 0.25% 2015	21,300	21,328
U.S. Treasury 1.625% 2019[6]	29,000	28,859
U.S. Treasury 1.625% 2019	2,000	1,987
U.S. Treasury 2.875% 2043	2,725	2,554
		54,728
U.S. Treasury inflation-protected securities 7.35%
U.S. Treasury Inflation-Protected Security 1.875% 2015[7]	1,317	1,347
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	2,699	2,731
U.S. Treasury Inflation-Protected Security 2.00% 2016[7]	3,001	3,108
U.S. Treasury Inflation-Protected Security 0.125% 2017[7]	2,596	2,633
U.S. Treasury Inflation-Protected Security 0.125% 2019[7]	5,084	5,099
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	6,619	7,091
		22,009
Total U.S. Treasury bonds & notes		76,737
American Funds Insurance Series — Mortgage Fund — Page 140 of 168

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 11.63%	Principal amount (000)	Value (000)
Fannie Mae 2.625% 2024	$625	$616
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[1]	335	335
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	149	149
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	150	150
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	100	102
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	200	201
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	225	223
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[1,2]	600	617
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	251	259
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[1,2]	300	312
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[1,2]	245	247
Federal Farm Credit Banks 0.207% 2017[2]	1,368	1,368
Federal Farm Credit Banks 0.204% 2017[2]	1,625	1,625
Federal Home Loan Bank 0.875% 2017	3,850	3,835
Federal Home Loan Bank 2.875% 2024	1,500	1,492
Federal Home Loan Bank 5.50% 2036	300	390
Federal Home Loan Bank, Series 2816, 1.00% 2017	5,570	5,574
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	59	59
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	75	77
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	146	148
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	200	203
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	136	136
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	170	168
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[1,2]	946	950
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[1,2]	186	187
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	40	41
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	131	129
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	200	204
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	165	162
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	168	166
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	150	147
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	175	171
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	285	294
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	242	249
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	280	274
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	200	207
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	4,722	4,873
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	1,250	1,290
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,175
		34,805
American Funds Insurance Series — Mortgage Fund — Page 141 of 168

unaudited
Bonds, notes & other debt instruments Municipals 1.40%	Principal amount (000)	Value (000)
State of Connecticut Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	$500	$549
State of Connecticut Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	195	214
State of Illinois Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[1]	274	265
State of Iowa Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[1]	231	215
State of Kentucky Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	410	440
State of Maryland Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	265	265
State of Minnesota Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	313	300
State of Minnesota Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	301	285
State of Mississippi Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	90	98
State of Missouri Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	600	660
State of New Mexico Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	210	219
State of Oklahoma Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	195	219
State of Washington Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	275	289
State of Washington Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	160	166
		4,184
Asset-backed obligations 0.15%
New Residential Advance Receivables Trust, Series 2014-T-1, Class A-1, 1.274% 2045[1,4]	108	108
New Residential Advance Receivables Trust, Series 2014-T-2, Class A-2, 2.377% 2047[1,4]	335	336
		444
Total bonds, notes & other debt instruments (cost: $315,863,000)		318,923
Short-term securities 25.84%
Apple Inc. 0.11% due11/21/2014[4]	5,000	4,999
Army and Air Force Exchange Service 0.10% due11/18/2014[4]	3,400	3,399
Chevron Corp. 0.07%—0.09% due 10/3/2014—11/17/2014[4]	5,800	5,800
Coca-Cola Co. 0.12% due10/15/2014[4]	1,800	1,800
Federal Farm Credit Banks 0.14% due7/15/2015	5,000	4,996
General Electric Co. 0.06% due10/1/2014	2,800	2,800
Google Inc. 0.13% due12/16/2014[4]	5,450	5,449
Honeywell International Inc. 0.12% due10/21/2014[4]	3,000	3,000
John Deere Financial Ltd. 0.09% due11/7/2014[4]	7,000	6,999
Microsoft Corp. 0.08% due10/22/2014[4]	5,000	5,000
National Rural Utilities Cooperative Finance Corp. 0.08%—0.09% due 10/1/2014—10/2/2014	6,500	6,500
Paccar Financial Corp. 0.07% due10/27/2014	6,000	5,999
PepsiCo Inc. 0.07%—0.08% due 10/6/2014—11/3/2014[4]	8,000	8,000
Procter & Gamble Co. 0.15% due1/7/2015[4]	5,600	5,599
Regents of the University of California 0.13% due10/28/2014	7,000	7,000
Total short-term securities (cost: $77,337,000)		77,340
Total investment securities 132.40% (cost: $393,200,000)		396,263
Other assets less liabilities (32.40)%		(96,981)
Net assets 100.00%		299,282
American Funds Insurance Series — Mortgage Fund — Page 142 of 168

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $44,317,000 over the prior 12-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.039%	11/26/2017	$800	$8
Receive	LCH.Clearnet	3-month USD-LIBOR	1.314	5/20/2018	3,000	26
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5125	7/22/2018	5,000	20
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5775	8/6/2018	4,000	8
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5625	8/9/2018	1,500	4
Receive	LCH.Clearnet	3-month USD-LIBOR	1.81	3/24/2019	5,000	1
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	1,550	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	(14)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	6,150	(24)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	(57)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	(30)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	(41)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	(135)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	(12)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.205	7/23/2021	7,000	35
Pay	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	142
Receive	LCH.Clearnet	3-month USD-LIBOR	2.80125	9/27/2023	2,500	(51)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(101)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(4)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(16)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(17)
						$(264)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	A portion or all of this security purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $64,114,000, which represented 21.42% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $658,000, which represented .22% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,347,000, which represented .45% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 143 of 168

U.S. Government AAA-Rated Securities FundSM
Investment portfolio
September 30, 2014
unaudited
Bonds, notes & other debt instruments 90.08% U.S. Treasury bonds & notes 44.44% U.S. Treasury 32.79%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2016[1]	$42,150	$42,900
U.S. Treasury 2.125% 2016	12,850	13,180
U.S. Treasury 4.50% 2016	10,100	10,683
U.S. Treasury 0.625% 2017	26,000	25,659
U.S. Treasury 0.75% 2017	25,750	25,583
U.S. Treasury 1.00% 2017	16,000	16,051
U.S. Treasury 2.75% 2017	24,000	25,137
U.S. Treasury 1.25% 2018	32,425	32,028
U.S. Treasury 1.25% 2018	19,475	19,216
U.S. Treasury 1.50% 2018	19,200	19,198
U.S. Treasury 1.50% 2019	25,775	25,625
U.S. Treasury 1.50% 2019	25,330	25,077
U.S. Treasury 1.50% 2019	19,350	19,221
U.S. Treasury 1.625% 2019	140,000	139,174
U.S. Treasury 1.625% 2019	136,000	135,336
U.S. Treasury 1.625% 2019	10,515	10,480
U.S. Treasury 1.625% 2019	9,625	9,602
U.S. Treasury 3.625% 2019	56,500	61,446
U.S. Treasury 1.125% 2020	13,350	12,798
U.S. Treasury 1.25% 2020	6,250	6,042
U.S. Treasury 1.375% 2020	13,200	12,789
U.S. Treasury 2.25% 2021	111,975	112,668
U.S. Treasury 1.625% 2022	46,698	44,166
U.S. Treasury 1.625% 2022	41,728	39,647
U.S. Treasury 1.75% 2022	63,000	60,605
U.S. Treasury 1.75% 2023	8,125	7,705
U.S. Treasury 2.00% 2023	13,264	12,877
U.S. Treasury 2.50% 2023	2,525	2,541
U.S. Treasury 2.75% 2023	97,000	99,471
U.S. Treasury 6.25% 2030	2,980	4,259
U.S. Treasury 2.875% 2043	17,225	16,143
U.S. Treasury 3.125% 2043	8,525	8,405
U.S. Treasury 3.625% 2043	26,050	28,166
U.S. Treasury 3.125% 2044	7,650	7,530
U.S. Treasury 3.375% 2044	4,675	4,828
U.S. Treasury 3.625% 2044	5,750	6,217
		1,142,453
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 144 of 168

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 11.65%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$13,138	$13,152
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	29,629	29,990
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	18,006	18,650
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	41,120	41,699
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	64,983	65,182
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,455	4,354
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,356	4,220
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	12,220	12,102
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	26,088	25,077
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	72,473	72,924
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	7,383	6,534
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	104,534	111,980
		405,864
Total U.S. Treasury bonds & notes		1,548,317
Mortgage-backed obligations 27.96% Federal agency mortgage-backed obligations 27.96%
Fannie Mae 3.306% 2017[3,4]	1,980	2,074
Fannie Mae 2.50% 2027[4]	2,308	2,336
Fannie Mae 2.50% 2027[4]	1,106	1,119
Fannie Mae 6.50% 2028[4]	411	463
Fannie Mae 6.50% 2037[4]	166	187
Fannie Mae 7.00% 2037[4]	213	240
Fannie Mae 7.00% 2037[4]	65	73
Fannie Mae 5.50% 2038[4]	637	709
Fannie Mae 6.00% 2038[4]	191	215
Fannie Mae 3.232% 2039[3,4]	1,116	1,191
Fannie Mae 2.56% 2040[3,4]	9,807	10,369
Fannie Mae 4.193% 2040[3,4]	1,069	1,134
Fannie Mae 4.378% 2040[3,4]	1,510	1,606
Fannie Mae 4.50% 2040[4]	1,192	1,290
Fannie Mae 5.00% 2040[4]	512	569
Fannie Mae 3.531% 2041[3,4]	1,745	1,826
Fannie Mae 3.746% 2041[3,4]	2,916	3,108
Fannie Mae 4.00% 2041[4]	3,586	3,786
Fannie Mae 4.00% 2041[4]	2,712	2,881
Fannie Mae 4.50% 2041[4]	2,653	2,871
Fannie Mae 5.00% 2041[4]	1,616	1,808
Fannie Mae 5.00% 2041[4]	1,235	1,381
Fannie Mae 5.00% 2041[4]	794	888
Fannie Mae 5.00% 2041[4]	512	573
Fannie Mae 2.945% 2042[3,4]	6,963	7,174
Fannie Mae 3.50% 2042[4]	3,656	3,745
Fannie Mae 3.50% 2042[4]	3,019	3,092
Fannie Mae 4.00% 2042[4]	1,914	2,034
Fannie Mae 4.00% 2042[4]	488	518
Fannie Mae 2.515% 2043[3,4]	4,935	4,950
Fannie Mae 3.50% 2043[4]	3,811	3,921
Fannie Mae 4.00% 2043[4]	3,887	4,130
Fannie Mae 3.50% 2044[4,5]	69,257	70,593
Fannie Mae 3.50% 2044[4,5]	58,093	59,387
Fannie Mae 4.00% 2044[4]	1,709	1,813
Fannie Mae 4.00% 2044[4]	798	848
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 145 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2044[4,5]	$229,573	$247,109
Fannie Mae 4.50% 2044[4,5]	64,177	69,251
Fannie Mae 5.00% 2044[4,5]	19,000	20,974
Fannie Mae, Series 2001-4, Class GA, 9.449% 2025[3,4]	4	5
Fannie Mae, Series 2001-4, Class NA, 10.171% 2025[3,4]	14	15
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	357	324
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[4]	752	828
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[4]	368	402
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	122	141
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.707% 2048[3,4,6]	197	197
Freddie Mac 5.50% 2024[4]	1,627	1,781
Freddie Mac 6.00% 2026[4]	323	365
Freddie Mac 2.375% 2036[3,4]	629	672
Freddie Mac 2.07% 2037[3,4]	126	134
Freddie Mac 5.50% 2037[4]	40	45
Freddie Mac 4.824% 2038[3,4]	680	729
Freddie Mac 5.50% 2038[4]	2,668	2,972
Freddie Mac 5.50% 2038[4]	135	150
Freddie Mac 5.00% 2040[4]	2,527	2,797
Freddie Mac 3.243% 2041[3,4]	6,368	6,756
Freddie Mac 3.402% 2041[3,4]	1,755	1,848
Freddie Mac 5.00% 2041[4]	3,848	4,297
Freddie Mac 5.00% 2041[4]	1,839	2,046
Freddie Mac 2.575% 2042[3,4]	3,309	3,328
Freddie Mac 2.584% 2042[3,4]	1,424	1,456
Freddie Mac 2.078% 2043[3,4]	1,211	1,238
Freddie Mac 2.352% 2043[3,4]	6,572	6,539
Freddie Mac 4.00% 2043[4]	19,001	20,089
Freddie Mac 4.00% 2043[4]	4,161	4,405
Freddie Mac 4.00% 2043[4]	1,463	1,551
Freddie Mac 4.00% 2043[4]	732	776
Freddie Mac 4.00% 2043[4]	710	753
Freddie Mac 4.00% 2043[4]	567	602
Freddie Mac 4.00% 2044[4]	36,564	38,658
Freddie Mac 4.00% 2044[4,5]	19,475	20,503
Freddie Mac 4.00% 2044[4]	589	626
Freddie Mac 4.50% 2044[4,5]	57,475	62,001
Freddie Mac, Series 2356, Class GD, 6.00% 2016[4]	126	131
Freddie Mac, Series 1567, Class A, 0.555% 2023[3,4]	102	102
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	581	528
Freddie Mac, Series 3233, Class PA, 6.00% 2036[4]	454	510
Government National Mortgage Assn. 3.00% 2026[4]	10,982	11,457
Government National Mortgage Assn. 3.00% 2027[4]	7,773	8,109
Government National Mortgage Assn. 5.50% 2038[4]	831	926
Government National Mortgage Assn. 5.50% 2038[4]	474	529
Government National Mortgage Assn. 5.50% 2038[4]	336	375
Government National Mortgage Assn. 5.50% 2038[4]	266	296
Government National Mortgage Assn. 6.00% 2038[4]	703	793
Government National Mortgage Assn. 6.50% 2038[4]	1,080	1,219
Government National Mortgage Assn. 6.50% 2038[4]	307	346
Government National Mortgage Assn. 3.50% 2039[3,4]	630	663
Government National Mortgage Assn. 5.00% 2039[4]	2,098	2,320
Government National Mortgage Assn. 6.00% 2039[4]	810	924
Government National Mortgage Assn. 4.50% 2040[4]	1,341	1,461
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 146 of 168

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2040[4]	$20,848	$23,570
Government National Mortgage Assn. 4.50% 2041[4]	3,411	3,718
Government National Mortgage Assn. 5.00% 2041[4]	6,316	6,962
Government National Mortgage Assn. 3.00% 2042[4]	108	109
Government National Mortgage Assn. 3.50% 2043[4]	4,063	4,209
Government National Mortgage Assn. 4.00% 2044[4]	30,075	31,950
Government National Mortgage Assn. 4.50% 2044[4,5]	24,500	26,583
Government National Mortgage Assn. 6.172% 2058[4]	40	42
Government National Mortgage Assn. 6.22% 2058[4]	582	614
Government National Mortgage Assn., Series 2003, 6.116% 2058[4]	569	606
Government National Mortgage Assn. 4.00% 2044[4]	61,695	65,597
Government National Mortgage Assn. 4.00% 2044[4,7]	3,615	3,834
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[4]	760	766
National Credit Union Administration, Series 2010-R2, Class 1A, 0.526% 2017[3,4]	317	318
National Credit Union Administration, Series 2011-R3, Class 1A, 0.557% 2020[3,4]	704	707
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,4]	410	413
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[4]	21,599	22,735
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	18,137	19,397
Federal agency bonds & notes 17.68%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[4]	982	982
Fannie Mae 5.00% 2017	2,655	2,911
Fannie Mae 2.625% 2024	10,955	10,800
Fannie Mae 7.125% 2030	4,000	5,908
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[4]	2,223	2,223
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[4]	2,375	2,371
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[4]	2,000	2,042
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[4]	2,350	2,358
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[4]	2,300	2,275
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[3,4]	2,050	2,109
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	1,841	1,896
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	3,825	3,982
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	1,510	1,521
Federal Farm Credit Banks 1.625% 2014	18,500	18,533
Federal Farm Credit Banks 0.207% 2017[3]	7,321	7,322
Federal Farm Credit Banks 0.204% 2017[3]	6,300	6,301
Federal Farm Credit Banks 0.60% 2017	41,774	41,433
Federal Home Loan Bank 2.75% 2015	9,250	9,358
Federal Home Loan Bank 0.375% 2015	34,750	34,771
Federal Home Loan Bank 0.375% 2016	20,750	20,746
Federal Home Loan Bank 0.625% 2016	4,575	4,566
Federal Home Loan Bank 1.75% 2018	38,000	38,137
Federal Home Loan Bank 3.375% 2023	16,715	17,530
Federal Home Loan Bank 2.875% 2024	8,500	8,457
Federal Home Loan Bank 5.50% 2036	600	781
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,134
Freddie Mac 1.75% 2015	23,425	23,726
Freddie Mac 1.00% 2017	1,750	1,748
Freddie Mac 3.75% 2019	12,750	13,843
Freddie Mac 1.25% 2019	18,730	18,149
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[4]	1,391	1,394
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[4]	2,019	2,119
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[4]	1,800	1,839
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 147 of 168

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[4]	$1,730	$1,758
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[4]	2,000	2,032
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[4]	1,760	1,736
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,4]	5,441	5,462
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[4]	946	978
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[3,4]	1,485	1,490
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[4]	1,247	1,308
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[4]	1,893	1,963
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[4]	1,522	1,550
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[4]	4,281	4,221
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[4]	2,325	2,369
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[4]	2,375	2,328
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[4]	2,375	2,313
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[4]	1,498	1,541
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	1,735	1,700
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	400	414
Private Export Funding Corp. 1.45% 2019	17,500	17,117
Private Export Funding Corp. 2.25% 2020	5,000	5,045
Private Export Funding Corp. 3.55% 2024	4,860	5,127
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[4]	82	85
Small Business Administration, Series 2001-20F, 6.44% 2021[4]	311	340
Small Business Administration, Series 2001-20J, 5.76% 2021[4]	100	107
Small Business Administration, Series 2001-20K, 5.34% 2021[4]	154	165
Small Business Administration, Series 2003-20B, 4.84% 2023[4]	602	646
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,998
Tennessee Valley Authority 1.875% 2022	10,150	9,690
Tennessee Valley Authority 4.65% 2035	2,330	2,664
Tennessee Valley Authority 5.88% 2036	1,750	2,283
Tennessee Valley Authority 5.25% 2039	6,500	7,933
Tennessee Valley Authority, Series B, 3.50% 2042	6,470	6,068
Tennessee Valley Authority, Series A, 4.625% 2060	250	274
TVA Southaven 3.846% 2033[4]	1,692	1,763
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	22,750	22,734
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,200
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,444
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	594	598
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[4]	990	1,017
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[4]	1,085	1,131
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[4]	887	918
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[4]	1,335	1,329
		616,104
Total bonds, notes & other debt instruments (cost: $3,118,187,000)		3,138,505
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 148 of 168

unaudited
Short-term securities 26.20%	Principal amount (000)	Value (000)
Abbott Laboratories 0.10% due 10/14/2014—11/4/2014[6]	$35,000	$35,000
Apple Inc. 0.09%—0.13% due 10/9/2014—1/6/2015[6]	49,650	49,643
Army and Air Force Exchange Service 0.08% due11/4/2014[6]	12,200	12,199
Chariot Funding, LLC 0.26% due12/9/2014[6]	18,000	17,996
Chevron Corp. 0.09% due 11/14/2014—12/2/2014[6]	88,500	88,484
Coca-Cola Co. 0.14%—0.17% due 11/12/2014—12/8/2014[6]	72,100	72,090
E.I. duPont de Nemours and Co. 0.07% due10/2/2014[6]	25,300	25,300
Emerson Electric Co. 0.10% due10/21/2014[6]	30,000	29,999
ExxonMobil Corp. 0.07% due11/7/2014	29,300	29,297
Federal Farm Credit Banks 0.07%—0.14% due 10/17/2014—7/15/2015	89,750	89,727
General Electric Co. 0.06% due10/1/2014	24,400	24,400
Google Inc. 0.08% due12/17/2014[6]	27,000	26,996
Harvard University 0.10% due10/16/2014	22,186	22,186
Honeywell International Inc. 0.12% due10/15/2014[6]	20,000	19,999
IBM Corp. 0.07% due10/3/2014[6]	12,100	12,100
John Deere Financial Ltd. 0.08% due10/20/2014[6]	21,900	21,899
Microsoft Corp. 0.07%—0.08% due 10/8/2014—10/22/2014[6]	62,000	61,999
National Rural Utilities Cooperative Finance Corp. 0.09% due10/8/2014	23,100	23,099
Paccar Financial Corp. 0.07%—0.08% due 10/27/2014—11/5/2014	42,100	42,095
PepsiCo Inc. 0.08% due10/15/2014[6]	52,000	51,999
Private Export Funding Corp. 0.13%—0.18% due 11/19/2014—12/5/2014[6]	44,300	44,292
Procter & Gamble Co. 0.10%—0.15% due 12/11/2014—1/7/2015[6]	32,400	32,394
Regents of the University of California 0.11%—0.14% due 10/28/2014—12/11/2014	48,000	47,991
Wal-Mart Stores, Inc. 0.09% due10/29/2014[6]	31,500	31,499
Total short-term securities (cost: $912,649,000)		912,683
Total investment securities 116.28% (cost: $4,030,836,000)		4,051,188
Other assets less liabilities (16.28)%		(567,120)
Net assets 100.00%		3,484,068
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $448,581,000 over the prior 12-month period.
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.4975%	1/8/2016	$25,000	$7
Receive	LCH.Clearnet	3-month USD-LIBOR	0.788	9/29/2016	56,400	38
Receive	LCH.Clearnet	3-month USD-LIBOR	1.32125	1/8/2018	15,000	49
Receive	LCH.Clearnet	3-month USD-LIBOR	1.314	5/20/2018	20,000	175
Receive	LCH.Clearnet	3-month USD-LIBOR	1.49	11/29/2018	25,000	241
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	(133)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	(317)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	138,700	(542)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	70,000	(307)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	(239)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	(327)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	(827)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	(868)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2019	40,000	17
Pay	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	15,000	13
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 149 of 168

unaudited
Pay/receive floating rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 9/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	$52,000	$(40)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	40,000	(31)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.30773	4/10/2021	19,230	(82)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.33565	4/11/2021	35,000	(209)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.205	7/23/2021	63,000	317
Receive	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(216)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.7395	6/11/2024	35,000	(367)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	6,400	64
Receive	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	10,250	2
Receive	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(1,300)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(33)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(131)
						$(5,046)
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $13,563,000, which represented .39% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of this security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $634,084,000, which represented 18.20% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,834,000, which represented .11% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — U.S. Government AAA-Rated Securities Fund — Page 150 of 168

Cash Management FundSM
Investment portfolio
September 30, 2014
unaudited
Short-term securities 100.18% Federal agency discount notes 59.08%	Principal amount (000)	Value (000)
Fannie Mae 0.01%—0.08% due 10/1/2014—1/12/2015	$77,000	$76,998
Federal Farm Credit Banks 0.01%—0.05% due 10/14/2014—11/12/2014	53,400	53,400
Federal Home Loan Bank 0.01%—0.09% due 10/3/2014—12/16/2014	82,785	82,783
Freddie Mac 0.02%—0.07% due 10/10/2014—12/15/2014	40,850	40,849
		254,030
U.S. Treasury bills 22.35%
U.S. Treasury Bills 0.01%—0.07% due 11/20/2014—3/5/2015	96,100	96,097
Commercial paper 18.75%
Apple Inc. 0.09% due 11/13/2014[1]	10,700	10,698
General Electric Co. 0.06% due 10/1/2014	4,900	4,900
GlaxoSmithKline Finance PLC 0.09% due 10/21/2014[1]	11,300	11,299
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 10/14/2014[1]	7,000	7,000
Mizuho Funding LLC 0.19% due 10/21/2014[1]	5,000	4,999
Paccar Financial Corp. 0.08% due 10/1/2014	10,000	10,000
Parker-Hannifin Corp. 0.06% due 10/1/2014[1]	1,200	1,200
Province of Ontario 0.06% due 10/21/2014	10,000	10,000
Sumitomo Mitsui Banking Corp. 0.13% due 10/27/2014[1]	11,000	10,999
Toronto-Dominion Holdings USA Inc. 0.08% due 11/5/2014[1]	9,500	9,499
		80,594
Total short-term securities (cost: $430,707,000)		430,721
Total investment securities 100.18% (cost: $430,707,000)		430,721
Other assets less liabilities (0.18)%		(758)
Net assets 100.00%		$429,963
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,694,000, which represented 12.95% of the net assets of the fund.
American Funds Insurance Series — Cash Management Fund — Page 151 of 168

Managed Risk Growth FundSM
Investment portfolio
September 30, 2014
unaudited
Growth fund 94.68%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	737,899	$57,777
Total growth fund (cost: $57,055,000)		57,777
Short-term securities 4.33%
Government Cash Management Fund	2,641,946	2,642
Total short-term securities (cost: $2,642,000)		2,642
Total investments 99.01% (cost: $59,697,000)		60,419
Other assets less liabilities 0.99%		605
Net assets 100.00%		$61,024
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $4,807,000 over the prior 12-month period.
	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000)
S&P 500 E-mini Index Contracts	86	December 2014	$8,499	$47
Russell 2000 Mini Index Contracts	16	December 2014	1,797	43
Euro Currency Contracts	4	December 2014	640	8
Euro Stoxx 50 Index Contracts	14	December 2014	566	(4)
S&P Mid 400 E-mini Index Contracts	3	December 2014	417	8
Nikkei 225 (OSE) Index Contracts	1	December 2014	147	—*
Japanese Yen Currency Contracts	1	December 2014	115	1
FTSE 100 Index Contracts	2	December 2014	215	—*
British Pound Currency Contracts	2	December 2014	203	1
Mini MSCI Emerging Market Index Contracts	2	December 2014	102	1
				$105
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
American Funds Insurance Series - Growth Fund, Class 1	335,489	504,134	101,724	737,899	$2,545	$57,777
*Amount less than one thousand.
American Funds Insurance Series — Managed Risk Growth Fund — Page 152 of 168

Managed Risk International FundSM
Investment portfolio
September 30, 2014
unaudited
Growth fund 93.23%	Shares	Value (000)
American Funds Insurance Series - International Fund, Class 1	1,649,132	$34,582
Total growth fund (cost: $34,861,000)		34,582
Short-term securities 6.65%
Government Cash Management Fund	2,467,597	2,468
Total short-term securities (cost: $2,468,000)		2,468
Total investments 99.88% (cost: $37,329,000)		37,050
Other assets less liabilities 0.12%		44
Net assets 100.00%		$37,094
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $4,221,000 over the prior 12-month period.
	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) (000)
Euro Currency Contracts	3	December 2014	$475	$1
Euro Stoxx 50 Index Contracts	10	December 2014	402	(6)
Mini MSCI Emerging Market Index Contracts	6	December 2014	302	1
Japanese Yen Currency Contracts	1	December 2014	114	—*
FTSE 100 Index Contracts	1	December 2014	107	—*
British Pound Currency Contracts	1	December 2014	101	1
				$(3)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
American Funds Insurance Series - International Fund, Class 1	741,709	1,212,199	304,776	1,649,132	$29	$34,582
*Amount less than one thousand.
American Funds Insurance Series — Managed Risk International Fund — Page 153 of 168

Managed Risk Blue Chip
Income and Growth FundSM
Investment portfolio
September 30, 2014
unaudited
Growth-and-income fund 94.41%	Shares	Value (000)
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	4,181,182	$60,543
Total growth-and-income fund (cost: $56,216,000)		60,543
Short-term securities 5.23%
Government Cash Management Fund	3,357,581	3,358
Total short-term securities (cost: $3,358,000)		3,358
Total investments 99.64% (cost: $59,574,000)		63,901
Other assets less liabilities 0.36%		229
Net assets 100.00%		$64,130
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,332,000 over the prior 12-month period.
	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation (000)
S&P 500 E-mini Index Contracts	22	December 2014	$2,162	$—*
Euro Stoxx 50 Index Contracts	1	December 2014	40	(1)
				$(1)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	1,896,886	2,890,253	605,957	4,181,182	$185	$60,543
*Amount less than one thousand.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 154 of 168

Managed Risk Growth-Income FundSM
Investment portfolio
September 30, 2014
unaudited
Growth-and-income fund 94.34%	Shares	Value (000)
American Funds Insurance Series - Growth-Income Fund, Class 1	1,033,811	$53,748
Total growth-and-income fund (cost: $52,404,000)		53,748
Short-term securities 5.68%
Government Cash Management Fund	3,237,677	3,238
Total short-term securities (cost: $3,238,000)		3,238
Total investments 100.02% (cost: $55,642,000)		56,986
Other assets less liabilities (0.02)%		(14)
Net assets 100.00%		$56,972
Futures contracts

The fund did not hold any futures contracts as of September 30, 2014. The average month-end notional amount of open futures contracts while held was $2,126,000 over the prior 12-month period.
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
American Funds Insurance Series - Growth-Income Fund, Class 1	449,118	748,428	163,735	1,033,811	$1,893	$53,748
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 155 of 168

Managed Risk Asset Allocation FundSM
Investment portfolio
September 30, 2014
unaudited
Asset allocation fund 94.32%	Shares	Value (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	79,508,312	$1,758,724
Total asset allocation fund (cost: $1,730,009,000)		1,758,724
Short-term securities 5.67%
Government Cash Management Fund	105,670,138	105,670
Total short-term securities (cost: $105,670,000)		105,670
Total investments 99.99% (cost: $1,835,679,000)		1,864,394
Other assets less liabilities 0.01%		199
Net assets 100.00%		$1,864,593
Futures contracts

The fund did not hold any futures contracts as of September 30, 2014. The average month-end notional amount of open futures contracts while held was $37,836,000 over the prior 12-month period.
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2014 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	37,702,567	42,081,469	275,724	79,508,312	$73,737	$1,758,724
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 156 of 168

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and
American Funds Insurance Series — Page 157 of 168

unaudited
guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2014 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,020,730	$—	$—	$1,020,730
Information technology	1,011,412	—	—	1,011,412
Consumer discretionary	1,011,175	—	—	1,011,175
Financials	798,598	—	—	798,598
Industrials	498,681	—	—	498,681
Consumer staples	331,784	—	—	331,784
Energy	191,920	—	—	191,920
Materials	172,418	—	—	172,418
Telecommunication services	82,230	—	—	82,230
Utilities	31,300	—	—	31,300
Miscellaneous	105,743	—	—	105,743
Preferred securities	9,112	—	—	9,112
Bonds, notes & other debt instruments	—	36,081	—	36,081
Short-term securities	—	291,340	—	291,340
Total	$5,265,103	$327,421	$—	$5,592,524

American Funds Insurance Series — Page 158 of 168

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$6,566	$—	$6,566
*Forward currency contracts are not included in the investment portfolio.
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$813,971	$9,867	$2,592	$826,430
Health care	671,714	8,719	—	680,433
Industrials	572,702	—	—	572,702
Information technology	538,118	2,327	71	540,516
Financials	286,636	—	—	286,636
Energy	242,316	—	1,072	243,388
Materials	180,189	—	346	180,535
Consumer staples	148,289	—	—	148,289
Utilities	90,026	—	—	90,026
Telecommunication services	28,777	—	—	28,777
Miscellaneous	197,214	—	1,318	198,532
Rights & warrants	—	408	—	408
Convertible stocks	—	—	3,307	3,307
Convertible bonds	—	1,498	—	1,498
Bonds, notes & other debt instruments	—	10,191	—	10,191
Short-term securities	—	281,073	—	281,073
Total	$3,769,952	$314,083	$8,706	$4,092,741

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$247	$—	$247
*Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 159 of 168

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,193,284	$—	$—	$4,193,284
Consumer discretionary	4,110,546	—	—	4,110,546
Health care	3,363,992	12,083	—	3,376,075
Financials	2,834,092	36,166	—	2,870,258
Energy	2,382,615	—	20,708	2,403,323
Industrials	2,170,750	—	—	2,170,750
Consumer staples	1,455,124	—	—	1,455,124
Other	646,898	—	823	647,721
Miscellaneous	72,779	—	—	72,779
Preferred securities	2,071	—	—	2,071
Rights & warrants	14,882	—	—	14,882
Short-term securities	—	1,316,453	—	1,316,453
Total	$21,247,033	$1,364,702	$21,531	$22,633,266
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,533,618	$—	$—	$1,533,618
Health care	1,109,103	—	—	1,109,103
Consumer discretionary	1,063,012	—	—	1,063,012
Information technology	1,028,731	—	—	1,028,731
Industrials	890,945	—	—	890,945
Consumer staples	458,399	—	—	458,399
Materials	336,325	7,544	—	343,869
Utilities	251,020	—	—	251,020
Telecommunication services	234,828	—	—	234,828
Energy	215,403	—	—	215,403
Miscellaneous	137,774	—	1,316	139,090
Bonds, notes & other debt instruments	—	42,365	—	42,365
Short-term securities	—	443,791	—	443,791
Total	$7,259,158	$493,700	$1,316	$7,754,174

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,977	$—	$3,977
*Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 160 of 168

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$367,014	$—	$—	$367,014
Financials	342,815	—	33	342,848
Consumer discretionary	313,008	—	—	313,008
Energy	259,711	—	828	260,539
Consumer staples	259,792	—	—	259,792
Health care	186,945	—	—	186,945
Industrials	135,256	—	—	135,256
Other	181,944	—	25,089	207,033
Miscellaneous	131,347	—	—	131,347
Preferred securities	1,042	—	—	1,042
Rights & warrants	126	—	—	126
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	146,339	—	146,339
Other	—	41,454	—	41,454
Short-term securities	—	319,601	—	319,601
Total	$2,179,000	$507,394	$25,950	$2,712,344

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$990	$—	$990
*Forward currency contracts are not included in the investment portfolio.
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,223,843	$—	$—	$1,223,843
Information technology	1,079,753	—	—	1,079,753
Industrials	926,080	—	—	926,080
Consumer staples	858,851	—	—	858,851
Telecommunication services	637,667	—	—	637,667
Consumer discretionary	457,929	—	—	457,929
Utilities	436,868	—	—	436,868
Energy	335,653	—	—	335,653
Financials	247,424	—	—	247,424
Materials	212,107	—	—	212,107
Miscellaneous	185,670	—	—	185,670
Short-term securities	—	299,376	—	299,376
Total	$6,601,845	$299,376	$—	$6,901,221
American Funds Insurance Series — Page 161 of 168

unaudited
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$402,824	$—	$—	$402,824
Information technology	219,118	—	—	219,118
Industrials	218,229	—	—	218,229
Consumer discretionary	217,121	—	—	217,121
Health care	209,933	—	—	209,933
Telecommunication services	131,350	—	—	131,350
Consumer staples	110,055	—	—	110,055
Utilities	85,164	—	—	85,164
Materials	76,378	—	—	76,378
Energy	62,673	—	—	62,673
Miscellaneous	55,665	—	—	55,665
Preferred securities	441	—	—	441
Rights & warrants	85	—	—	85
Convertible bonds	—	1,185	—	1,185
Bonds, notes & other debt instruments	—	14,143	—	14,143
Short-term securities	—	86,893	—	86,893
Total	$1,789,036	$102,221	$—	$1,891,257

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$970	$—	$970
*Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 162 of 168

unaudited
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,218,961	$—	$—	$4,218,961
Information technology	4,018,560	—	—	4,018,560
Consumer discretionary	3,238,876	—	—	3,238,876
Industrials	2,344,699	—	—	2,344,699
Energy	2,180,185	—	—	2,180,185
Financials	1,914,585	—	—	1,914,585
Materials	1,814,327	—	—	1,814,327
Consumer staples	1,679,759	—	—	1,679,759
Telecommunication services	428,092	—	—	428,092
Utilities	230,496	—	—	230,496
Miscellaneous	1,207,125	—	—	1,207,125
Rights & warrants	3,071	—	—	3,071
Convertible stocks	—	8,460	—	8,460
Convertible bonds	—	76,826	—	76,826
Bonds, notes & other debt instruments	—	43,346	—	43,346
Short-term securities	—	1,562,387	—	1,562,387
Total	$23,278,736	$1,691,019	$—	$24,969,755
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$235,596	$—	$—	$235,596
Consumer discretionary	135,305	—	—	135,305
Health care	113,223	—	—	113,223
Utilities	110,655	—	—	110,655
Consumer staples	105,782	—	—	105,782
Industrials	77,496	—	—	77,496
Materials	37,692	—	—	37,692
Telecommunication services	32,996	—	—	32,996
Energy	31,603	—	—	31,603
Information technology	21,528	—	—	21,528
Rights & warrants	63	—	—	63
Convertible bonds	—	3,096	—	3,096
Bonds, notes & other debt instruments	—	9,771	—	9,771
Short-term securities	—	93,298	—	93,298
Total	$901,939	$106,165	$—	$1,008,104
American Funds Insurance Series — Page 163 of 168

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$5,892	$—	$—	$5,892
Health care	5,316	—	—	5,316
Utilities	5,028	—	—	5,028
Financials	4,546	—	—	4,546
Telecommunication services	4,513	—	—	4,513
Energy	3,510	—	—	3,510
Consumer discretionary	2,907	—	—	2,907
Information technology	2,574	—	—	2,574
Materials	1,758	—	—	1,758
Industrials	1,302	—	—	1,302
Miscellaneous	724	—	—	724
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	4,205	—	4,205
U.S. Treasury bonds & notes	—	2,807	—	2,807
Corporate bonds & notes	—	1,962	—	1,962
Asset-backed obligations	—	762	—	762
Short-term securities	—	1,800	—	1,800
Total	$38,070	$11,536	$—	$49,606
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,866,401	$—	$—	$1,866,401
Financials	1,810,235	—	—	1,810,235
Consumer discretionary	1,692,987	—	—	1,692,987
Industrials	1,302,596	6,757	663	1,310,016
Energy	1,215,121	—	—	1,215,121
Health care	1,166,110	—	2,081	1,168,191
Materials	845,415	—	1,101	846,516
Consumer staples	813,376	—	—	813,376
Utilities	169,015	—	—	169,015
Telecommunication services	91,602	—	—	91,602
Miscellaneous	261,252	—	—	261,252
Convertible stocks	—	16,312	—	16,312
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,821,872	—	1,821,872
Corporate bonds & notes	—	1,264,480	331	1,264,811
Mortgage-backed obligations	—	782,551	—	782,551
Federal agency bonds & notes	—	262,582	—	262,582
Bonds & notes of governments & government agencies outside the U.S.	—	44,030	—	44,030
Asset-backed obligations	—	17,189	—	17,189
Short-term securities	—	1,960,304	—	1,960,304
Total	$11,234,110	$6,176,077	$4,176	$17,414,363

American Funds Insurance Series — Page 164 of 168

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,020	$—	$1,020
Liabilities:
Unrealized depreciation on interest rate swaps	—	(1,920)	—	(1,920)
Total	$—	$(900)	$—	$(900)
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$22,356	$—	$—	$22,356
Industrials	22,179	—	—	22,179
Information technology	18,268	—	—	18,268
Consumer staples	18,252	—	—	18,252
Health care	13,877	—	—	13,877
Consumer discretionary	13,646	—	—	13,646
Energy	7,425	—	—	7,425
Materials	6,555	522	—	7,077
Telecommunication services	4,587	—	—	4,587
Utilities	2,396	—	—	2,396
Miscellaneous	2,335	—	—	2,335
Preferred securities	164	—	—	164
Convertible bonds	—	869	—	869
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	30,832	—	30,832
Corporate bonds & notes	—	13,787	—	13,787
U.S. Treasury bonds & notes	—	13,363	—	13,363
Mortgage-backed obligations	—	6,675	—	6,675
Short-term securities	—	20,400	—	20,400
Total	$132,040	$86,448	$—	$218,488

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$78	$—	$78
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(22)	—	(22)
Total	$—	$56	$—	$56
*Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 165 of 168

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,596,126	$—	$3,596,126
Corporate bonds & notes	—	2,740,389	97	2,740,486
Mortgage-backed obligations	—	2,386,714	—	2,386,714
Bonds & notes of governments & government agencies outside the U.S.	—	318,303	—	318,303
Federal agency bonds & notes	—	190,918	—	190,918
Municipals	—	82,962	—	82,962
Asset-backed obligations	—	12,782	—	12,782
Convertible bonds	—	2,527	—	2,527
Preferred securities	2,958	—	—	2,958
Common stocks	—	—	5	5
Short-term securities	—	1,893,530	—	1,893,530
Total	$2,958	$11,224,251	$102	$11,227,311

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$870	$—	$870
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3,524)	—	(3,524
Total	$—	$(2,654)	$—	$(2,654)
*Interest rate swaps are not included in the investment portfolio.
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$579,423	$—	$579,423
British pounds	—	160,190	—	160,190
Japanese yen	—	100,382	—	100,382
Mexican pesos	—	84,480	—	84,480
Polish zloty	—	82,204	—	82,204
Hungarian forints	—	33,947	—	33,947
Indian rupees	—	26,805	—	26,805
Colombian pesos	—	25,944	—	25,944
Norwegian kroner	—	22,599	—	22,599
U.S. dollars	—	1,276,231	6	1,276,237
Other	—	123,957	—	123,957
Convertible stocks	—	550	—	550
Common stocks	—	475	—	475
Short-term securities	—	255,325	—	255,325
Total	$—	$2,772,512	$6	$2,772,518

American Funds Insurance Series — Page 166 of 168

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$11,542	$—	$11,542
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,750)	—	(7,750)
Unrealized depreciation on interest rate swaps	—	(654)	—	(654)
Total	$—	$3,138	$—	$3,138
*Forward currency contracts and interest rate swaps are not included in the investment portfolio.
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,774,793	$342	$1,775,135
Bonds & notes of governments & government agencies outside the U.S.	—	12,084	—	12,084
U.S. Treasury bonds & notes	—	3,279	—	3,279
Municipals	—	482	—	482
Convertible bonds	—	5,945	2,047	7,992
Convertible stocks	12,855	9,854	—	22,709
Preferred securities	1,123	—	—	1,123
Common stocks	7,286	6,184	3,848	17,318
Rights & warrants	—	—	—	—
Short-term securities	—	86,896	—	86,896
Total	$21,264	$1,899,517	$6,237	$1,927,018

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$61	$—	$61
*Forward currency contracts are not included in the investment portfolio.
Mortgage Fund

At September 30, 2014, all of the fund’s investments were classified as Level 2.
U.S. Government AAA-Rated Securities Fund

At September 30, 2014, all of the fund’s investments were classified as Level 2.
Cash Management Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 167 of 168

unaudited
Managed Risk Growth Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 1.
Managed Risk International Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2014, all of the fund’s investment securities were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-1114O-S42222	American Funds Insurance Series — Page 168 of 168

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 28, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 28, 2014